                                                                Valic Company II
                                                              Semi-Annual Report

                                                               February 28, 2002

            VALIC COMPANY II - SEMI-ANNUAL REPORT FEBRUARY 28, 2002

TABLE OF CONTENTS

Chairman's Letter...........................................................   1

Schedules of Investments
 International Growth II Fund...............................................   2
 Capital Appreciation Fund..................................................   6
 Mid Cap Growth Fund........................................................   9
 Small Cap Growth Fund......................................................  13
 Large Cap Value Fund.......................................................  17
 Mid Cap Value Fund.........................................................  21
 Small Cap Value Fund.......................................................  24
 Socially Responsible Fund..................................................  29
 High Yield Bond Fund.......................................................  34
 Strategic Bond Fund........................................................  40
 Core Bond Fund.............................................................  45

 Money Market II Fund.......................................................  50

 Aggressive Growth Lifestyle Fund...........................................  52

 Moderate Growth Lifestyle Fund.............................................  54
 Conservative Growth Lifestyle Fund.........................................  56
Statements of Assets and Liabilities........................................  58
Statements of Operations....................................................  60
Statements of Changes in Net Assets.........................................  62
Notes to Financial Statements...............................................  65
Financial Highlights........................................................  70

Supplemental Information....................................................  75

--------------------------------------------------------------------------------

                                                                 1
       NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II CHAIRMAN'S LETTER

Dear Valued Investor:

The six-month period leading up to February 28, 2002 was one of great turbulence in the financial markets and our nation. Unquestionably, the terrible events of September 11, 2001 will be etched in our minds forever. My sincerest condolences go out to all those who have been touched personally by this tragedy.

Prior to September 11, the United States economy was clearly in the midst of an economic slowdown. At that time, financial market experts were debating whether the economy had bottomed and was preparing for a recovery. September 11 brought this debate and our economy to a standstill. Immediately following the tragedy, equity markets declined dramatically as fear and uncertainty gripped the nation. As has been true in many times of crises, the markets rebounded spectacularly by the end of 2001. From the market bottom on September 21 through the end of the year, the Standard & Poor's 500 Index climbed 19%, the Dow Jones Industrial Average rose 22%, and the Nasdaq Composite Index surged 37%. However, with lingering anxieties about quality of earnings and corporate profits, equity markets have been very volatile since the end of the year.

The behavior of financial markets over the past six months has reinforced some of the core principles of investing. First and foremost, one should not attempt to time the markets. As recent market volatility has shown, it is impossible to predict when markets will go up or go down. Secondly, diversification is essential. We believe spreading your investments between different asset classes (e.g., large and small capitalization stocks, bonds, money markets and international investments) and different investment styles (e.g., growth and value) is the best long-term strategy to manage risk. Each investor has his or her own risk tolerance and financial goals. I recommend that you contact your financial advisor to make certain that your current portfolio allocation is appropriate for you. With VALIC Company II, you have a wide range of investment choices, covering all asset classes, to meet your objectives.

The following pages provide you with important performance information for each fund, the investment viewpoints of the portfolio manager, and insights on factors affecting the fund's performance.

You should have already received information in the mail regarding a name change. The name of the North American Funds Variable Product Series II was changed to VALIC Company II effective close of business on December 31, 2001. This is only a name change--VALIC continues to be, as it always has been, the adviser for these funds.

Thank you for your continued confidence in our ability to help you meet your investment goals.

               Sincerely,


              Robert P. Condon, Chairman
              VALIC Company II

--------------------------------------------------------------------------------

 2                                               February 28, 2002
                    INTERNATIONAL GROWTH FUND II (Unaudited)
      -------------------------------------------------------------------------
         Average
       Annual Total
        Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
  (2.77%)                        (18.33%)                                          3.95%

*September 21, 1998
(a)Average annual total returns are net of expenses.

                                    [CHART]
                         International Growth        Salomon Bros Primary Mkt
                                       Fund                        Index
               30-Sep-98         10,191.08                      10,000.00
               26-Feb-99         10,849.26                      11,743.71
               31-Aug-99         11,910.83                      12,964.87
               29-Feb-00         17,172.92                      14,732.42
               31-Aug-00         16,354.64                      14,203.28
               28-Feb-01         13,991.40                      12,157.09
               31-Aug-01         11,751.83                      10,744.48
               28-Feb-02         11,426.34                       9,849.34

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

 Effective January 1, 2002 the Fund selected the Morgan Stanley Capital International(R) Europe, Australasia, Far East Index ("MSCI EAFE") as its benchmark.


                                Top 10 Holdings


   1. TotalFinaElf, SA............  4.83%
   2. AstraZeneca, PLC............  4.49%
   3. Samsung Electrics, Ltd......  3.94%
   4. Shell Transport & Trading
      Co., PLC....................  3.61%
   5. ING Groep NV................  3.21%
   6. Vodafone Group, PLC.........  3.20%
   7. JP Morgan & Co..............  2.98%
   8. Sanofi-Synthelabo SA........  2.95%
   9. GlaxoSmithKline, PLC........  2.70%
  10. NTT DoCoMo, Inc.............  2.68%


MANAGEMENT OVERVIEW
A discussion with Putnam Investment Management, LLC
(Prior to January 1, 2002, Thomas, Siegel & Walmsley, Inc. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
For six month period ended February 28, 2002, the Fund outperformed the MSCI EAFE Index which fell (8.33%).

What were the dominant portfolio themes?
During the period, technology and communications services stocks were two of the worst performing sectors in the index, surrendering some of their gains from rallies in the fourth quarter of 2001. However, these declines were partially offset by the Fund's underweighting of the technology sector and positive stock selection among telecom stocks. A slightly defensive stance in the portfolio, including overweights to energy and healthcare, also contributed to returns as these sectors outperformed. From a country perspective, our stock selection in Europe outperformed, minimizing the negative impact of less favorable selections in the developed countries of the Pacific Basin. Our smaller, out-of-benchmark positions in South Korea, Brazil, and Mexico also added to results.

Which portfolio holdings most enhanced the Fund's performance?
Top-performing individual equities in the Fund included AstraZeneca (United Kingdom, health care); Total Fina Elf (France, energy); Samsung Electronics (South Korea, technology); Shell Transport & Trading Plc (United Kingdom, energy); Ciba Specialty Chemicals (Switzerland, basic materials); Richemont (Switzerland, consumer cyclicals); Rohm (Japan, technology); and Pohang Iron & Steel-Spon (South Korea, basic materials).

Were there any disappointments in the Fund?
The largest negative contributor to results was Elan Corp., an Irish pharmaceutical company that had outperformed of late before losing half its value in January amid Enron-related accounting concerns. Vadafone Group (United Kingdom, communication services); NTT DoCoMo (Japan, communication services); and Ericsson (Sweden, technology) were also big disappointments as a weak outlook in 2002 for wireless subscriber growth sent telecoms and mobile phone makers lower.

What is your outlook for the next fiscal period?
Signs of a recovery are beginning to surface. Our quantitative models indicate that markets are slightly undervalued at current levels, and we expect to see gains in 2002 after two years of losses. But low capacity utilization, feeble capital investment, a lack of corporate pricing power, and poor earnings growth will limit the upside potential.

--------------------------------------------------------------------------------

 February 28, 2002                                               3
       INTERNATIONAL GROWTH FUND II - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 97.94%
               ADVERTISING - 1.98%
       2,000   Asatsu DK.......................................   $       39,404
      11,614   Havas Advertising...............................           88,397
       3,276 * Publicis Groupe SA..............................           86,576
      36,352   WPP Group, PLC..................................          382,280
                                                                  --------------
                                                                         596,657
                                                                  --------------
               AEROSPACE/DEFENSE - 0.33%
      22,410   BAE Systems, PLC................................          100,728
                                                                  --------------
               AUTO - 4.57%
       8,835 * Bayerische Motoren Werke AG.....................          325,900
       8,700   Honda Motor Co. ................................          347,364
      27,700   Toyota Motor Corp. .............................          706,996
                                                                  --------------
                                                                       1,380,260
                                                                  --------------
               BANKS - OTHER - 10.18%
      13,363   Allied Irish Banks..............................          149,266
       1,300   Allied Irish Banks..............................           14,521
       1,500   Banco Itau SA...................................           64,425
       1,922   Banco Popular Espanol SA........................           67,902
       6,988   BNP Paribas SA..................................          339,153
       9,178   Dexia...........................................          137,805
      40,700   ING Groep NV....................................          968,806
         774 * Kookmin Bank....................................           34,389
      15,000   Oversea-Chinese Banking Corp. ..................          104,027
       1,983   Royal Bank of Canada............................           62,653
      22,614 * Sanpaolo IMI SPA................................          229,886
       5,630   Societe Generale, Class A.......................          333,451
      10,462   Svenska Handelsbanken AB, Series A..............          141,904
       5,868   Toronto-Dominion Bank...........................          155,164
       3,517 * UBS AG..........................................          162,878
       2,886   Unibanco - Uniao de Bancos Brasileiros SA.......           69,841
       5,000   United Overseas Bank, Ltd. .....................           37,952
                                                                  --------------
                                                                       3,074,023
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 1.72%
       3,887   Companhia De Bebidas Das Amers..................   $       78,207
      18,869   Diageo, PLC.....................................          224,031
       2,000   Fomento Economico Mexicano......................           79,600
         830   Heineken NV.....................................           33,843
      15,766   South African Brewery...........................          104,291
                                                                  --------------
                                                                         519,972
                                                                  --------------
               BROADCASTING - 1.02%
       4,020 * Grupo Televisa SA - ADR.........................          173,262
       5,693   Societe Television Francaise....................          132,704
                                                                  --------------
                                                                         305,966
                                                                  --------------
               BUILDING MATERIALS - 2.64%
       2,800   Cemex SA........................................           68,320
      23,700   CRH, PLC........................................          395,045
      13,416   Kingfisher, PLC.................................           71,869
       3,042 * Lafarge SA......................................          262,090
                                                                  --------------
                                                                         797,324
                                                                  --------------
               CHEMICAL - 2.03%
       5,724   BASF AG.........................................          220,164
      10,452   BOC Group, PLC..................................          154,086
       2,849   CIBA Specialty Chemicals
               Holding, Inc. ..................................          205,819
         600 * Syngenta AG.....................................           33,161
                                                                  --------------
                                                                         613,230
                                                                  --------------
               COMMERCIAL SERVICES - 0.22%
      11,683   Hays, PLC.......................................           32,614
       1,744   Securitas AB....................................           34,900
                                                                  --------------
                                                                          67,514
                                                                  --------------
               CONGLOMERATES - 0.61%
      30,400   BHP, Ltd. ......................................          185,283
                                                                  --------------
               COSMETICS/TOILETRIES - 0.62%
      10,000   KAO Corp. ......................................          187,694
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
                    DRUGS - 9.13%
      26,808        AstraZeneca, PLC..........................   $    1,355,009
      33,485        GlaxoSmithKline, PLC......................          815,958
       4,426        Novartis AG...............................          168,321
       3,484        Rhone Poulenc SA..........................          258,690
       6,000        Sankyo Co., Ltd. .........................           87,541
       5,000        Shionogi & Co. ...........................           72,727
                                                                 --------------
                                                                      2,758,246
                                                                 --------------
                    ELECTRIC PRODUCTS - MISCELLANEOUS - 0.81%
       7,000        Canon, Inc. ..............................          245,009
                                                                 --------------
                    ELECTRICAL EQUIPMENT - 1.64%
      11,000        Matsushita Electric Works.................           81,682
       1,400        Rohm Co. .................................          202,172
       4,700        Sony Corp. ...............................          213,261
                                                                 --------------
                                                                        497,115
                                                                 --------------
                    ELECTRONIC EQUIPMENT - 4.14%
         900        Advantest Corp. ..........................           59,241
       9,070 *(/1/) Samsung Electrics, Ltd. ..................        1,190,438
                                                                 --------------
                                                                      1,249,679
                                                                 --------------
                    ENTERTAINMENT - 0.58%
       1,200        Nintendo Co., Ltd. .......................          176,783
                                                                 --------------
                    FINANCIAL SERVICES - 5.90%
      14,257        Abbey National, PLC.......................          192,044
       3,000        Acom Co...................................          164,334
         850        Aiful Corp................................           42,375
       5,658        Akzo Nobel NV.............................          249,862
      13,846        Danske Bank...............................          209,727
      12,000        DBS Group Holdings........................           88,464
     104,800 *      GF BBVA Bancomer..........................          109,222
       8,165 *      HSBC Holdings PLC.........................           89,153
         494        Julius Baer Holding, Ltd. ................          142,171
      24,974 *      Nordea AB.................................          130,010
       1,500        Orix Corp. ...............................          114,295
      11,942 *      Richemont Cie Finance.....................          248,996
                                                                 --------------
                                                                      1,780,653
                                                                 --------------

--------------------------------------------------------------------------------

 4                                               February 28, 2002
 INTERNATIONAL GROWTH FUND II - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               FOODS - 4.18%
      21,534   Cadbury Schweppes, PLC.........................   $      146,403
      18,651 * Compass Group, PLC.............................          127,066
       1,373   Groupe Danone..................................          158,121
       2,448   Nestle SA......................................          541,332
      81,525 * Tesco, PLC.....................................          290,384
                                                                 --------------
                                                                      1,263,306
                                                                 --------------
               FOREST PRODUCTS - 0.50%
      11,628   Stora Enso Oyj.................................          151,030
                                                                 --------------
               FREIGHT - 0.73%
       8,700 * Deutsche Post AG...............................          113,377
       5,149 * TPG NV.........................................          106,023
                                                                 --------------
                                                                        219,400
                                                                 --------------
               HARDWARE & TOOLS - 0.50%
       6,232   Sandvik AB.....................................          150,307
                                                                 --------------
               HOSPITAL SUPPLIES - 2.95%
      13,551   Sanofi - Synthelabo SA.........................          890,596
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               0.28%
       3,300 * TietoEnator Oyj................................           84,010
                                                                 --------------
               INSURANCE - CASUALTY - 2.07%
       2,565   Munchener Ruckversicherungs -Gesellschaft AG...          626,331
                                                                 --------------
               INSURANCE - MULTILINE - 2.83%
       2,820   Allianz AG.....................................          634,805
      10,528   Sun Life Financial Services, Inc. .............          218,825
                                                                 --------------
                                                                        853,630
                                                                 --------------
               LODGING - 0.51%
       4,223   Accor SA.......................................          155,227
                                                                 --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.36%
      10,817   Smiths Group, PLC..............................          108,401
                                                                 --------------
               MEDICAL TECHNOLOGY - 0.23%
         107   Synthes Stratec................................           70,387
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISE - SPECIALTY - 1.33%
         800   Fast Retailing Co., Ltd. .......................   $       14,090
         800 * Fast Retailing Co., Ltd. .......................           14,597
       2,762   Gucci Group NV..................................          238,361
       2,255 * Swatch Group AG.................................           41,190
       1,098 * Swatch Group AG, Class B........................           92,059
                                                                  --------------
                                                                         400,297
                                                                  --------------
               MERCHANDISING - MASS - 0.59%
       5,350   Metro AG........................................          178,307
                                                                  --------------
               METALS - 1.68%
      25,133   BHP Billiton....................................          142,097
         600   Companhia Vale Do Rio Doce......................           15,270
       5,400   Pohang Iron & Steel, Ltd. ......................          149,688
       5,200   Rio Tinto, Ltd. ................................          107,534
       4,468   Rio Tinto, PLC..................................           89,803
                                                                  --------------
                                                                         504,392
                                                                  --------------
               MISCELLANEOUS - 0.93%
       9,849   Bouygues SA.....................................          281,432
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 4.78%
       7,600   Petroleo Brasileiro SA..........................          186,200
     156,781 * Shell Transport & Trading Co., PLC..............        1,090,282
       4,981   Suncor Energy, Inc. ............................          165,847
                                                                  --------------
                                                                       1,442,329
                                                                  --------------
               OIL/GAS PRODUCERS - 5.17%
      40,000   Tokyo Gas Co. ..................................          102,989
       9,914 * TotalFinaElf, SA................................        1,458,512
                                                                  --------------
                                                                       1,561,501
                                                                  --------------
               PHOTOGRAPHY - 0.42%
       4,000   Fuji Photo Film Co., Ltd. ......................          125,975
                                                                  --------------
               PUBLISHING - 2.11%
      13,700   News Corp, Ltd. - ADR...........................          350,446
       9,500   Pearson, PLC....................................          104,736
      14,396 * United Business Media, PLC......................          119,036
       2,129 * VNU, NV.........................................           63,048
                                                                  --------------
                                                                         637,266
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
                    REAL ESTATE - 1.13%
      40,800        Cheung Kong Holdings......................   $      340,033
                                                                 --------------
                    SECURITIES RELATED - 2.07%
      37,885 *      Investor AB...............................          407,109
      57,000        Nikko Securities Co., Ltd. ...............          219,075
                                                                 --------------
                                                                        626,184
                                                                 --------------
                    TELECOMMUNICATIONS - 6.76%
      13,500 *      China Mobile, Ltd. .......................           38,946
      12,800        Korea Telecom Corp. ......................          285,440
       4,000        Mediaset SPA..............................           32,315
         800 *      Nokia Oyj.................................           17,020
          78        NTT DoCoMo, Inc. .........................          809,135
       4,782 *      Orange SA.................................           27,991
       7,356 *      Portugal Tcom Sgps........................           51,912
       7,306        SK Telecom, Ltd. - ADR....................          160,367
       3,639        TDC A/S...................................          113,209
      24,414        Telecom Corp. ............................           52,154
      77,471        Telefonaktiebolaget LM Ericsson, Class B..          330,039
      10,668 *      Telefonica SA.............................          124,520
                                                                 --------------
                                                                      2,043,048
                                                                 --------------
                    TOBACCO - 0.20%
       2,643 *      Altadis SA................................           43,826
       2,700 *(/1/) Korea Tobacco & Ginseng Corp. ............           16,578
                                                                 --------------
                                                                         60,404
                                                                 --------------
                    UTILITIES - COMMUNICATION - 5.40%
      37,560        Telecom Italia Mobile SPA.................          176,926
      35,340 *      Telecom Italia SPA........................          183,606
       7,915        Telefonos de Mexico S.A. - ADR............          303,065
     511,200        Vodafone Group, PLC.......................          966,418
                                                                 --------------
                                                                      1,630,015
                                                                 --------------
                    UTILITIES - ELECTRIC - 1.92%
       1,900        Companhia Paranaense De Energ.............           14,915
      34,000        Hong Kong Electric Holdings, Ltd. ........          127,076
      20,700        Korea Electric Power Corp. ...............          191,061
      41,095        Scottish Power, PLC.......................          248,026
                                                                 --------------
                                                                        581,078
                                                                 --------------

--------------------------------------------------------------------------------

 February 28, 2002                                               5
 INTERNATIONAL GROWTH FUND II - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                      MARKET VALUE

-------------------------------------------------------------------------------
             UTILITIES - GAS,
             DISTRIBUTION - 0.19%
      41,000 Hong Kong & China Gas Co., Ltd. ................   $       57,300
                                                                --------------
             TOTAL COMMON STOCK
             (Cost $30,696,299)..............................       29,578,322
                                                                --------------

     PAR
    VALUE

------
             SHORT-TERM INVESTMENTS - 2.98%
             REPURCHASE AGREEMENT
 $   900,000 JP Morgan & Co. 1.89% dated 02/28/02, to be
             repurchased at $900,047 on 03/01/02,
             collateralized by Federal National Mortgage
             Associatiion - 6.63% on 09/15/09 with market
             value $898,218 (Cost $900,000)..................          900,000
                                                                --------------
             TOTAL INVESTMENTS
             (Cost $31,596,299) - 100.92%....................       30,478,322
                                                                --------------
             Other assets and liabilities,
             net - (0.92%)...................................         (277,793)
                                                                --------------
             NET ASSETS - 100%...............................   $   30,200,529
                                                                --------------

    * Non-income producing
----

(/1/) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

--------------------------------------------------------------------------------

 6                                               February 28, 2002
                     CAPITAL APPRECIATION FUND (Unaudited)
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
  (6.26%)                        (18.90%)                                         (2.31%)

*September 21, 1998
(a)Average annual total returns are net of expenses.


                                    [CHART]
                   Credit Suisse Capital Appreciation         S&P 500 Index
    21-Sep-98                $10,000.00                          $10,000.00
    26-Feb-99                 12,488.10                           12,759.37
    31-Aug-99                 13,810.97                           13,725.54
    29-Feb-00                 16,567.78                           16,811.10
    31-Aug-00                 18,047.95                           18,318.13
    28-Feb-01                 11,377.48                           11,578.70
    31-Aug-01                  9,843.20                           10,015.90
    28-Feb-02                  9,227.41                            9,774.33

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings


   1. Microsoft Corp..............  4.50%
   2. Pfizer, Inc.................  3.94%
   3. Viacom, Inc., Class B.......  3.79%
   4. Intel Corp..................  3.67%
   5. Abbott Laboratories.........  2.89%
   6. American International
      Group, Inc..................  2.81%
   7. General Electric Co.........  2.74%
   8. Home Depot, Inc.............  2.48%
   9. Comcast Corp., Class A......  2.42%
  10. Liberty Media Corp. ........  2.32%

MANAGEMENT OVERVIEW
A discussion with Credit Suisse Asset Management, LLC
(Prior to January 1, 2002, Goldman Sachs Asset Management served as sub-adviser.)

How did the Fund perform relative to its benchmark?
For the six months ended February 28, 2002, the Fund's performance was (6.26%) versus its benchmark, the Russell 1000 Growth Index performance of (2.41%). Since the sub-adviser change on January 1, 2002, the Fund has returned (8.8)% as compared to a return of (5.8)% of its benchmark over the same period.

What were the dominant portfolio themes?
The markets continue to be under pressure during the first two months of 2002. Our portfolio strategy has remained consistent with our belief that while a recovery of the U.S. economy is under way, it will most likely not be robust.

The recession we experienced in late 2001 was a mild one although corporate profits suffered one of the deepest declines in history. Consumer spending, however, held up helped by low inflation, low interest rates and a tax refund increasing disposable income.

There were no major changes in philosophy or sector weightings made in the portfolio during the month of February. We did increase slightly our Consumer Discretionary holdings by adding to our positions in Wal-Mart and Target given the improving economic environment. We also eliminated our position in Citigroup due to increasing credit concerns.

We maintained somewhat of a barbell strategy, owning a mix of what we view as steady growers along with more cyclical companies. We believe the latter, based on valuations and better economic news in 2002 will draw favorable attention to the group.

Which portfolio holdings most enhanced the Fund's performance?
Currently our three major industry weightings are: technology, where we feel the sharp drawdown of inventories and the expected improvements in the economy will lead to sequential improvements in the earnings of the companies; healthcare, where we are optimistic about certain sectors such as biotech, medical devices and orthopedics; and consumer discretionary, where expected improvements in the economy will lead to improved earnings especially in the media companies which suffered in 2001 due to the slowing advertising market.

Were there any disappointments in the Fund?
The Fund narrowly underperformed its benchmark of the Russell 1000 GR returning 4.9% for the month of February verses 4.2% for the benchmark.

What is your outlook for the next fiscal period?
Dramatic reductions in inventories, which must be replenished, and strong productivity gains in the four quarter of 2001 into 2002, along with improvements in the global economy lead us to be cautiously optimistic about the second half of 2002 and 2003.


--------------------------------------------------------------------------------

 February 28, 2002                                               7
        CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 89.29%
               ADVERTISING - 1.64%
       5,600   Omnicom Group, Inc. ............................   $      523,824
                                                                  --------------
               AEROSPACE/DEFENSE - 1.42%
       6,200   United Technologies Corp. ......................          452,290
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 1.90%
       9,000   Danaher Corp. ..................................          605,070
                                                                  --------------
               BANKS - 1.24%
       8,400   Wells Fargo Co. ................................          393,960
                                                                  --------------
               BEVERAGE - BREWERS/DISTRIBUTORS - 1.64%
      10,300   Anheuser-Busch Companies, Inc. .................          523,755
                                                                  --------------
               BEVERAGE - SOFT DRINKS - 1.54%
       9,700   PepsiCo, Inc. ..................................          489,850
                                                                  --------------
               BROADCASTING - 7.27%
       7,300 * Clear Channel Communications, Inc. .............          340,326
      22,800 * Comcast Corp., Class A..........................          772,236
      25,942 * Viacom, Inc., Class B...........................        1,207,600
                                                                  --------------
                                                                       2,320,162
                                                                  --------------
               CONGLOMERATES - 4.79%
      22,700   General Electric Co. ...........................          873,950
      22,500   Tyco International, Ltd. .......................          654,750
                                                                  --------------
                                                                       1,528,700
                                                                  --------------
               DRUGS - 11.97%
      16,300   Abbott Laboratories.............................          921,765
       9,700   American Home Products Corp. ...................          616,435
       7,400 * IDEC Pharmaceuticals Corp. .....................          464,868
      18,000 * King Pharmaceuticals, Inc. .....................          559,080
      30,675   Pfizer, Inc. ...................................        1,256,448
                                                                  --------------
                                                                       3,818,596
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.79%
       7,500 * Teradyne, Inc. .................................          251,325
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               ENTERTAINMENT - 3.02%
      26,850 * AOL Time Warner, Inc. .........................   $      665,880
      13,400 * Fox Entertainment Group, Inc., Class A.........          298,820
                                                                 --------------
                                                                        964,700
                                                                 --------------
               GOVERNMENT SPONSORED - 1.70%
       8,500   Freddie Mac....................................          541,790
                                                                 --------------
               HOSPITAL SUPPLIES - 7.47%
      11,700   Baxter International, Inc. ....................          649,116
      10,700   Biomet, Inc. ..................................          326,992
      12,100   Johnson & Johnson..............................          736,890
      15,000   Medtronic, Inc. ...............................          668,100
                                                                 --------------
                                                                      2,381,098
                                                                 --------------
               INFORMATION PROCESSING - 0.60%
      12,300 * Comverse Technology, Inc. .....................          192,495
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               9.59%
      24,600 * Microsoft Corp. ...............................        1,435,164
      24,600 * Openwave Systems, Inc. ........................          137,514
      18,600 * Oracle Corp. ..................................          309,132
      11,100 * Peoplesoft, Inc. ..............................          322,677
      17,400 * Rational Software Corp. .......................          322,944
      15,600   SAP AG (Systeme, Anwendungen, Produkte in der
               Datenverarbeitung).............................          533,052
                                                                 --------------
                                                                      3,060,483
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               1.22%
      15,700 * Dell Computer Corp. ...........................          387,633
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.89%
       7,500 * Intuit, Inc. ..................................          284,175
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 2.10%
       6,800   Adobe Systems, Inc. ...........................          247,384
       4,300   International Business Machines................          421,916
                                                                 --------------
                                                                        669,300
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - NETWORKING - 1.16%
      26,000 * Cisco Systems, Inc. ............................   $      371,020
                                                                  --------------
               INSURANCE - MULTILINE - 5.09%
      12,100 + American International Group, Inc. .............          895,037
         300 * Berkshire Hathaway, Inc., Class B...............          727,500
                                                                  --------------
                                                                       1,622,537
                                                                  --------------
               MACHINE TOOLS - 0.77%
       3,500 * Gilead Sciences, Inc. ..........................          246,610
                                                                  --------------
               MEDICAL TECHNOLOGY - 1.35%
       9,100 * Genentech, Inc. ................................          429,520
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 5.32%
      15,850   Home Depot, Inc. ...............................          792,500
      12,200   Target Corp. ...................................          511,180
       6,400   Wal-Mart Stores, Inc. ..........................          396,864
                                                                  --------------
                                                                       1,700,544
                                                                  --------------
               MISCELLANEOUS - 1.00%
       5,400   United Parcel Service, Inc., Class B............          318,276
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 0.93%
       6,400 * Weatherford International, Inc. ................          295,040
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.43%
      11,600 * Ati Technologies, Inc. .........................          137,924
                                                                  --------------
               SEMICONDUCTORS - 8.01%
      15,600 * Analog Devices, Inc. ...........................          580,476
      41,000   Intel Corp. ....................................        1,170,550
      13,000   Texas Instruments, Inc. ........................          381,550
      11,800 * Xilinx, Inc. ...................................          423,856
                                                                  --------------
                                                                       2,556,432
                                                                  --------------
               TELECOMMUNICATIONS - 4.44%
      13,500   Harris Corp. ...................................          462,375
      58,600 * Liberty Media Corp. ............................          750,080
      22,000 * Sprint Corp. (PCS Group)........................          203,500
                                                                  --------------
                                                                       1,415,955
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $32,605,704)..............................       28,483,064
                                                                  --------------

--------------------------------------------------------------------------------

 8                                               February 28, 2002
  CAPITAL APPRECIATION FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

     PAR
    VALUE                                                         MARKET VALUE

-------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS - 9.99%
             REPURCHASE AGREEMENT
 $ 3,186,000 State Street Bank, 1.78% dated 02/28/02, to be
             repurchased at $3,186,158 on 03/01/02,
             collateralized by Federal National Mortgage
             Association, 6.38% on 06/15/09, with a market
             value of $3,252,413 (Cost $3,186,000)............   $    3,186,000
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $35,791,704) - 99.28%......................       31,669,064
                                                                 --------------
             Other assets and liabilities,
             net - 0.72%......................................          230,427
                                                                 --------------
             NET ASSETS - 100%................................   $   31,899,491
                                                                 --------------

    * Non-income producing
    + Security represents an investment in an affiliated company.


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 February 28, 2002      MID CAP GROWTH FUND (Unaudited)          9
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
  (6.61%)                        (26.34%)                                         (4.87%)

*September 21, 1998
(a)Average annual total returns are net of expenses.


                                    [CHART]
                                   Invesco Mid Cap            Russell Mid Cap
                                     Growth Fund                Growth Index
    21-Sep-98                        $10,000.00                  $10,000.00
    26-Feb-99                         11,738.32                   12,260.16
    31-Aug-99                         11,635.51                   13,692.45
    29-Feb-00                         13,426.04                   22,910.88
    31-Aug-00                         17,017.46                   22,890.97
    28-Feb-01                         11,435.26                   14,609.29
    31-Aug-01                          9,020.18                   12,580.21
    28-Feb-02                          8,423.68                   12,177.80

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings


   1. Harrah's Entertainment,
      Inc.........................  2.54%
   2. Forest Laboratories, Inc....  2.44%
   3. USA Networks, Inc...........  1.60%
   4. Maxim Integrated Products,
      Inc.........................  1.44%
   5. Ebay, Inc. .................  1.23%
   6. KPMG Consulting, Inc........  1.22%
   7. Xilinx, Inc. ...............  1.21%
   8. Linear Technology Corp. ....  1.20%
   9. Veritas Software Corp.......  1.18%
  10. Lamar Advertising Co........  1.14%


MANAGEMENT OVERVIEW
A discussion with INVESCO Funds Group, Inc.

How did the Fund perform relative to its benchmark?
For the six months ended February 28, 2002, the Fund underperformed its benchmark, the Russell Midcap Growth Index which returned (3.20)% in the period.

What were the dominant portfolio themes?
Since the beginnings of the period, we have emphasized companies that we believed were best positioned to capitalize on an economic recovery. And, as the period progressed, the stream of economic data became increasing positive, resulting in these holdings performing quite well. Among the areas that contributed positively to performance were selected technology issues, the fund's consumer discretionary stocks and its energy holdings.

Which portfolio holdings most enhanced the Fund's performance?
Among the standouts was Harrah's Entertainment, which continued to benefit from resurgent leisure travel. The Fund's media and entertainment holdings also advanced, including Hispanic television broadcaster Univision Communications and ad agency Omnicom Group, as the group was supported by improving forecasts for advertising spending.

In the energy sector, BJ Services and Nabors Industries rallied as prices of the underlying commodities firmed. Optimism about the economy rekindled investor interest in the sector.

Expedia Inc., the Internet travel service, which we bought heavily as it declined sharply after September 11, also contributed positively to results as it gained more than 150% during the period.

Were there any disappointments in the Fund?
The Fund's small weighting in telecom services stocks also sharply underperformed during the quarter in the wake of the market's deteriorating attitude toward the sector.

What is your outlook for the next fiscal period?
Going forward, recent economic data has been overwhelmingly positive, suggesting the economy is on pace for a healthy recovery during 2002. Since the fall, we have been anticipating this transition and had positioned the portfolio to capitalize on the improvement and this continues to be our strategy. We will look for investments with the most leverage to the cyclical rebound, including but not limited to companies in the technology, consumer discretionary, energy and industrial sectors. We believe that as more evidence surfaces that the economy is enjoying a sustainable expansion, this positioning will deliver solid returns in the coming year.


--------------------------------------------------------------------------------

 10                                              February 28, 2002
           MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.22%
               ADVERTISING - 2.91%
       8,090 * Lamar Advertising Co. ..........................   $      322,710
       3,080   Omnicom Group, Inc. ............................          288,103
       5,140 * TMP Worldwide, Inc. ............................          143,509
       6,505   WPP Group, PLC..................................           68,407
                                                                  --------------
                                                                         822,729
                                                                  --------------
               AEROSPACE/DEFENSE - 0.88%
       1,200   General Dynamics Corp. .........................          109,056
       1,300   Northrop Grumman Corp. .........................          139,152
                                                                  --------------
                                                                         248,208
                                                                  --------------
               APPAREL & PRODUCTS - 0.29%
       3,300 * American Eagle Outfitters, Inc. ................           82,401
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.58%
       1,300 * SPX Corp. ......................................          164,463
                                                                  --------------
               BANKS - 2.62%
       4,000   Banknorth Group, Inc. ..........................           99,960
       2,700   National Commerce Financial Corp. ..............           71,145
       5,450   Northern Trust Corp. ...........................          294,954
       5,700   Synovus Financial Corp. ........................          167,010
       2,100   TCF Financial Corp. ............................          107,940
                                                                  --------------
                                                                         741,009
                                                                  --------------
               BROADCASTING - 4.82%
       5,600 * Adelphia Communications Corp., Class A..........          122,920
       5,380 * Cablevision Systems Corp. ......................          136,114
       3,700 * Cox Radio, Inc. ................................           93,203
       5,310 * Entercom Communications Corp. ..................          271,925
       2,540 * Hispanic Broadcasting Corp. ....................           66,218
       5,300 * Univision Communications, Inc., Class A.........          218,572
      15,280 * USA Networks, Inc. .............................          451,677
                                                                  --------------
                                                                       1,360,629
                                                                  --------------
               CONGLOMERATES - 0.17%
         800   ITT Industries, Inc. ...........................           47,200
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COSMETICS/TOILETRIES - 0.19%
       1,700   Estee Lauder Cos, Inc. .........................   $       53,040
                                                                  --------------
               DRUGS - 6.49%
       3,750   Allergan, Inc. .................................          243,150
       8,660 * Forest Laboratories, Inc. ......................          688,643
       6,240 * Genzyme Corp. ..................................          276,931
       2,000 * IDEC Pharmaceuticals Corp. .....................          125,640
       6,773 * King Pharmaceuticals, Inc. .....................          210,369
       5,080   Teva Pharmaceutical Industries,
               Ltd. - ADR......................................          289,713
                                                                  --------------
                                                                       1,834,446
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.18%
       7,400 * Power-One, Inc. ................................           52,022
                                                                  --------------
               ELECTRONIC EQUIPMENT - 2.26%
       8,000 * ASML Holding NV.................................          162,800
       5,550   Molex, Inc. ....................................          164,280
       9,300 * Teradyne, Inc. .................................          311,643
                                                                  --------------
                                                                         638,723
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 1.41%
       3,100   AVX Corp. ......................................           56,017
       3,800 * Celestica, Inc. ................................          125,020
      11,500 * Flextronics International, Ltd. ................          164,910
       2,100 * Polycom, Inc. ..................................           51,114
                                                                  --------------
                                                                         397,061
                                                                  --------------
               ENTERTAINMENT - 0.38%
         200   Blockbuster, Inc. ..............................            4,720
       6,000 * Metro-Goldwyn-Mayer, Inc. ......................          103,200
                                                                  --------------
                                                                         107,920
                                                                  --------------
               FINANCIAL SERVICES - 6.14%
       1,800   Capital One Financial Corp. ....................           88,686
       3,700   Eaton Vance Corp. ..............................          141,340
       3,100   Federated Investments, Inc. ....................           97,898
       2,800 * Investment Technology Group, Inc. ..............          129,976
       4,120   John Hancock Financial Services, Inc. ..........          158,249
      19,600 * KPMG Consulting, Inc. ..........................          343,588
       6,900   Nationwide Financial Services, Inc. ............          279,312
       3,200   Neuberger Berman, Inc. .........................          135,104
       2,740   SEI Investments Co. ............................          108,778
       3,900   T. Rowe Price Group, Inc. ......................          155,259
       3,150   Waddell & Reed Financial, Inc., Class A.........           97,052
                                                                  --------------
                                                                       1,735,242
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               GOVERNMENT SPONSORED - 0.78%
       2,370   USA Education, Inc. ...........................   $      219,818
                                                                 --------------
               HEALTHCARE - 1.71%
       7,900 * First Health Group Corp. ......................          181,542
       3,700 * Laboratory Corp. of America....................          301,476
                                                                 --------------
                                                                        483,018
                                                                 --------------
               HOSPITAL SUPPLIES - 2.14%
       3,300 * St. Jude Medical, Inc. ........................          258,390
       5,000 * Varian Medical Systems, Inc. ..................          201,900
       4,000 * Zimmer Holdings, Inc. .........................          143,040
                                                                 --------------
                                                                        603,330
                                                                 --------------
               HUMAN RESOURCES - 1.03%
      11,230 * Robert Half International, Inc. ...............          292,092
                                                                 --------------
               INFORMATION PROCESSING - 4.00%
       1,900 * Accenture, Ltd., Class A.......................           49,761
       5,880 * CDW Computer Centers, Inc. ....................          310,464
       9,390 * Comverse Technology, Inc. .....................          146,953
       9,600 * Earthlink, Inc. ...............................           86,112
       4,000 * Emulux Corp. ..................................          129,840
       5,000 * Expedia, Inc. .................................          279,500
      15,700 * Finisar Corp. .................................           95,770
       6,300 * JDS Uniphase Corp. ............................           30,555
                                                                 --------------
                                                                      1,128,955
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               5.03%
       5,100 * Broadcom Corp., Class A........................          156,315
      17,640 * Micromuse, Inc. ...............................          159,818
       9,300 * Peoplesoft, Inc. ..............................          270,351
      11,140 * Quest Software, Inc. ..........................          198,961
      16,300 * Rational Software Corp. .......................          302,528
       9,400 * Veritas Software Corp. ........................          333,606
                                                                 --------------
                                                                      1,421,579
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.02%
       7,775   Paychex, Inc. .................................          287,286
                                                                 --------------

--------------------------------------------------------------------------------

 February 28, 2002                                              11
     MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               4.04%
      10,100 * Check Point Software Technologies, Ltd. .......   $      281,992
       7,150 * Intuit, Inc. ..................................          270,913
      12,270 * Liberate Technologies, Inc. ...................           90,921
       5,500 * Networks Associates, Inc. .....................          130,460
       8,400 * Symantec Corp. ................................          302,904
       2,700 * VeriSign, Inc. ................................           64,071
                                                                 --------------
                                                                      1,141,261
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 7.71%
       7,280   Adobe Systems, Inc. ...........................          264,847
      16,230 * Bea Systems, Inc. .............................          206,283
      10,000 * BISYS Group, Inc. .............................          314,800
      12,960 * Brocade Communications Systems, Inc. ..........          284,731
       6,890 * Mercury Interactive Corp. .....................          233,433
      11,700 * Network Appliance, Inc. .......................          187,083
       4,600 * Nvidia Corp. ..................................          234,646
      10,230 * Siebel Systems, Inc. ..........................          283,985
       1,100 * SunGard Data Systems, Inc. ....................           33,957
       7,800 * Webmethods, Inc. ..............................          134,160
                                                                 --------------
                                                                      2,177,925
                                                                 --------------
               INFORMATION PROCESSING - NETWORKING - 1.31%
      17,090 * Extreme Networks, Inc. ........................          107,496
       5,600 * Mcdata Corp. ..................................           89,600
       7,300 * Mcdata Corp. ..................................          115,048
       4,000 * PMC-Sierra, Inc. ..............................           58,440
                                                                 --------------
                                                                        370,584
                                                                 --------------
               INSURANCE - 0.49%
       2,240   Ambac Financial Group, Inc. ...................          138,992
                                                                 --------------
               LEISURE TIME - 3.59%
      17,770 * Harrah's Entertainment, Inc. ..................          718,619
       8,600 * MGM Mirage, Inc. ..............................          295,840
                                                                 --------------
                                                                      1,014,459
                                                                 --------------
               MACHINE TOOLS - 0.77%
       3,100 * Gilead Sciences, Inc. .........................          218,426
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.57%
       2,200   Illinois Tool Works, Inc. ......................   $      161,832
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.71%
       4,800 * Guidant Corp. ..................................          199,200
                                                                  --------------
               MERCHANDISING - DRUG - 1.06%
       4,435   Amerisourcebergen Corp. ........................          300,249
                                                                  --------------
               MERCHANDISING - SPECIALTY - 2.50%
       3,200 * Best Buy Co., Inc. .............................          215,680
       4,650 * Kohl's Corp. ...................................          314,665
       7,200 * Office Depot, Inc. .............................          136,872
       2,000 * Staples, Inc. ..................................           39,340
                                                                  --------------
                                                                         706,557
                                                                  --------------
               MISCELLANEOUS - 1.23%
       6,700 * Ebay, Inc. .....................................          348,735
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.33%
       1,700   Kerr-McGee Corp. ...............................           93,993
                                                                  --------------
               OIL - INTEGRATED
               INTERNATIONAL - 0.34%
       1,100   Murphy Oil Corp. ...............................           94,798
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 2.60%
       7,500 * BJ Services Co. ................................          248,625
       3,940 * Cooper Cameron Corp. ...........................          176,906
       4,780 * Smith International, Inc. ......................          309,027
                                                                  --------------
                                                                         734,558
                                                                  --------------
               OIL - SERVICES - 0.34%
       2,700 * Nabors Industries, Inc. ........................           95,769
                                                                  --------------
               OIL/GAS PRODUCERS - 0.48%
       2,576   Apache Corp. ...................................          135,884
                                                                  --------------
               RESTAURANTS - 0.86%
       6,000   CBRL Group, Inc. ...............................          184,140
       2,600 * Starbucks Corp. ................................           59,826
                                                                  --------------
                                                                         243,966
                                                                  --------------
               SAVINGS & LOAN - 0.20%
         900   Golden West Financial Corp. ....................           57,375
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SCHOOLS - 0.95%
       5,500 * Apollo Group, Inc., Class A.....................   $      267,025
                                                                  --------------
               SECURITIES RELATED - 4.99%
       6,860   A.G. Edwards, Inc. .............................          280,231
       5,040   Bear Stearns Co., Inc. .........................          277,654
       1,200   Biotech Holders Trust...........................          141,492
      16,500 * E*TRADE Group, Inc. ............................          133,650
       6,000   Legg Mason, Inc. ...............................          314,520
       4,620   Lehman Brothers Holdings, Inc. .................          261,030
                                                                  --------------
                                                                       1,408,577
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 3.44%
       3,600 * KLA Tencor Corp. ...............................          208,476
       9,090 * Microchip Technology, Inc. .....................          310,696
       6,600 * Novellus Systems, Inc. .........................          281,094
       4,600 * Qlogic Corp. ...................................          171,350
                                                                  --------------
                                                                         971,616
                                                                  --------------
               SEMICONDUCTORS - 9.31%
      12,000 * Altera Corp. ...................................          228,840
       4,050 * Analog Devices, Inc. ...........................          150,701
      22,020 * Applied Micro Circuits Corp. ...................          169,334
       8,210 * Cypress Semiconductor Corp. ....................          162,969
       3,600 * Fairchild Semiconductor Corp., Class A..........           92,700
       8,230 * Globespan Virata , Inc. ........................           92,258
       4,120 * Integrated Device Technology, Inc. .............          105,348
       9,180   Linear Technology Corp. ........................          338,099
      16,700 * LSI Logic Corp. ................................          250,333
       8,890 * Maxim Integrated Products, Inc. ................          406,807
       6,400 * Micron Technology, Inc. ........................          205,760
      12,300 * Vitesse Semiconductor Corp. ....................           86,346
       9,520 * Xilinx, Inc. ...................................          341,958
                                                                  --------------
                                                                       2,631,453
                                                                  --------------
               TELECOMMUNICATIONS - 3.29%
      12,390 * Allegiance Telecom , Inc. ......................           32,462
       1,650 * Amdocs, Ltd. ...................................           46,613
       9,700 * EchoStar Communications Corp., Class A..........          253,364

--------------------------------------------------------------------------------

 12                                              February 28, 2002
     MID CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------

               TELECOMMUNICATIONS - Continued
       1,600 * L-3 Communications Holdings, Inc. ..............   $      175,760
      15,990 * Nextel Partners, Inc. ..........................           85,706
       2,200 * Powerwave Technologies, Inc. ...................           28,666
      13,000 * RF Micro Devices, Inc. .........................          203,320
      17,990 * Time Warner Telecom, Inc. ......................          102,543
                                                                  --------------
                                                                         928,434
                                                                  --------------
               WARRANTS - 0.08%
         883 * Expedia, Inc. (Cost $0).........................           22,958
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $30,713,648)..............................       27,185,797
                                                                  --------------

     PAR
    VALUE

-------
             SHORT-TERM INVESTMENTS - 3.43%
             REPURCHASE AGREEMENT
   $ 971,000 State Street Bank, 1.78% dated 02/28/02, to be
             repurchased at $971,048 on 03/01/02, collateralized
             by Federal National Mortgage Association, 6.38% on
             06/15/09, with a market value of $1,000,406 (Cost
             $971,000)...........................................       971,000
                                                                    -----------
             TOTAL INVESTMENTS
             (Cost $31,684,648) - 99.65%.........................    28,156,797
                                                                    -----------
             Other assets and liabilities,
             net - 0.35%.........................................        97,671
                                                                    -----------
             NET ASSETS - 100%...................................   $28,254,468
                                                                    -----------

    * Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 February 28, 2002     SMALL CAP GROWTH FUND (Unaudited)        13
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
  (7.86%)                        (19.00%)                                          4.22%

*September 21, 1998
(a)Average annual total returns are net of expenses.



                                    [CHART]
                Franklin Small        Russell 2000
               Cap Growth Fund        Growth Index

21-Sep-98        $10,000.00            $10,000.00
26-Feb-99         12,105.32             11,792.85
31-Aug-99         13,830.66             13,072.46
29-Feb-00         27,844.99             21,705.77
31-Aug-00         23,361.64             18,180.63
28-Feb-01         14,232.23             12,860.66
31-Aug-01         12,511.72             11,828.27
28-Feb-02         11,528.58             11,288.80

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings


   1. Varian Semiconductor
      Equipment, Inc..............   3.46%
   2. Rudolph Technologies, Inc...   3.02%
   3. Forward Air Corp............   2.29%
   4. National Instruments Corp...   2.22%
   5. Stone Energy Corp...........   2.19%
   6. Atlantic Coast Airlines
      Holdings....................   2.12%
   7. Gentex Corp.................   1.95%
   8. Integrated Circuit Systems,
      Inc.........................   1.82%
   9. Varian Medical Systems,
      Inc.........................   1.78%
  10. Mettler Toledo
      International, Inc..........   1.77%

MANAGEMENT OVERVIEW
A discussion with Franklin Advisers, Inc.
(Prior to January 1, 2002, J.P. Morgan Investment Management, Inc. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
From January 1, 2002 through February 28, 2002, the Small Cap Growth Fund returned (10.20)%, underperforming its benchmark, the Russell 2000 Growth Index, which returned (9.80)% over the same time period. During the six month period ended February 28, 2002, the Fund returned (7.86)% versus the Russell 2000 Growth Index return of (4.56)%.

What were the dominant portfolio themes?
The markets continued their downward trend in February as concerns about seasonal weakness and high valuations caused the equity markets to decline for the second month in a row. While newly released economic data was positive and comments from economists pointed towards a U.S. economic recovery, investors remained concerned that first quarter expectations were set too high and that there could be some signals of economic weakness still too come. This fear was reinforced by negative pre-announcements of quarterly earnings in February from software and electronics companies. Furthermore, corporate management teams are still cautious in the U.S., and while manufacturing is starting to turn around, many executives do not expect to have significant corporate spending outlays until the second half of 2002. Despite these dampened outlooks, the portfolio managers continue to purchase economically sensitive stocks with the expectation that the economy will start to recover and spending levels will increase as the year progresses. Several leading economic indicators are showing signs of growth, including manufacturing levels and order levels. Also GDP growth is positive once again, which will stimulate demand for goods and services. In addition, in talking to semi-conductor and PC manufacturers, demand is picking up, which should be a good indicator of corporate and consumer spending for the year. While the portfolio managers are pleased to see positive economic trends, valuations in the equity markets remain high and the managers are selectively buying and selling as stocks move within valuation ranges. While near-term uncertainty will likely have a negative impact on the market, the economic fundamentals have been improving for several months, and will contribute to strong long-term equity returns.

Which portfolio holdings most enhanced the Fund's performance?
During February, the managers purchased additional holdings in existing manufacturing and construction material positions, as well as added positions in homebuilders. These purchases allowed the portfolio to increase exposure to economically sensitive sectors outside of technology. The managers continued to trim positions in financial services, as well as sold a position in technology services due to valuation. The managers will continue to sell out of holdings that have reached full valuation, but only after working with the analyst staff to determine the full potential of a company in an economic recovery scenario. The portfolio managers expect to buy and sell positions as the shares move in and out of attractive valuation ranges.

Were there any disappointments in the Fund?
The overweight positions in several software and technology services companies contributed to the portfolio's performance in February. While these sectors are expected to perform well over the intermediate and long-terms, growth stocks under-performed in February, and these larger sector positions hurt performance. The portfolio managers will continue to maintain higher levels of technology related companies relative to the benchmark weighting because of the attractive long-term fundamentals and growth potential relative to the general pool of public equity. While the managers expect fluctuations in market valuations due to uncertainty, the managers are confident that growth sectors will provide long-term positive performance.

What is your outlook for the next fiscal period?
The portfolio managers anticipate maintaining the current sector exposures awaiting an observable change in either consumer spending or corporate investment patterns. Managers continue to search across all sectors for opportunities to invest in rapidly growing small cap companies, which tend to multiply as the economy picks up momentum.

--------------------------------------------------------------------------------

 14                                              February 28, 2002
          SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 95.69%
               AEROSPACE/DEFENSE - 0.89%
      10,700   Crane Co. .........................................   $   261,401
                                                                     -----------
               AIRLINES - 2.12%
      22,700 * Atlantic Coast Airlines Holdings...................       620,618
                                                                     -----------
               APPAREL & PRODUCTS - 0.91%
       5,400 * Chicos FAS, Inc. ..................................       182,736
       3,600 * Hot Topic, Inc. ...................................        83,628
                                                                     -----------
                                                                         266,364
                                                                     -----------
               AUTO - ORIGINAL EQUIPMENT - 0.37%
       1,800   Borg-Warner, Inc. .................................       108,270
                                                                     -----------
               BANKS - 0.34%
       3,600 * Silicon Valley Bancshares..........................        99,936
                                                                     -----------
               BROADCASTING - 0.58%
      20,400 * Acme Communications, Inc. .........................       170,340
                                                                     -----------
               CHEMICAL - 5.66%
       7,200 * FMC Corp. .........................................       271,800
       8,400   Minerals Technologies, Inc. .......................       427,896
      19,100   Nova Chemicals Corp. ..............................       408,740
       9,500   Solutia, Inc. .....................................        64,600
      14,300 * Varian, Inc. ......................................       487,773
                                                                     -----------
                                                                       1,660,809
                                                                     -----------
               CONTAINERS - PAPER - 1.13%
      17,400 * Pactiv Corp. ......................................       331,122
                                                                     -----------
               DRUGS - 1.66%
      23,900   AL Pharma, Inc., Class A...........................       487,799
                                                                     -----------
               ELECTRICAL EQUIPMENT - 1.28%
       9,500   C & D Technologies, Inc. ..........................       189,050
      26,300 * Power-One, Inc. ...................................       184,889
                                                                     -----------
                                                                         373,939
                                                                     -----------
               ELECTRONIC EQUIPMENT - 5.67%
       3,600   CTS Corp. .........................................   $    50,040
      18,800 * Gentex Corp. ......................................       570,768

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT - Continued
       2,400 * Nanometrics, Inc. .................................        36,048
      12,400 * Plexus Corp. ......................................       266,724
      16,700 * Semtech Corp. .....................................       504,006
      16,700 * Sirenza Microdevices, Inc. ........................        78,323
      11,900 * Trimble Navigation, Ltd. ..........................       154,700
                                                                     -----------
                                                                       1,660,609
                                                                     -----------
               FINANCIAL SERVICES - 0.98%
      21,500 * Knight Trading Group, Inc. ........................       171,140
       1,200 * NCO Group, Inc. ...................................        30,036
       5,800 * PDI, Inc. .........................................        87,638
                                                                     -----------
                                                                         288,814
                                                                     -----------
               FOODS - 0.76%
      11,400   Bunge, Ltd. .......................................       224,010
                                                                     -----------
               FREIGHT - 2.29%
      23,900 * Forward AirCorp....................................       672,307
                                                                     -----------
               HEALTHCARE - 0.53%
       9,000 * Titan Pharmaceuticals, Inc. .......................        58,500
       2,500 * Trimeris, Inc. ....................................        95,500
                                                                     -----------
                                                                         154,000
                                                                     -----------
               HEAVY DUTY TRUCKS/PARTS - 0.86%
       4,800   Oshkosh Truck Corp., Class B.......................       252,480
                                                                     -----------
               HOSPITAL SUPPLIES - 1.78%
      12,900 * Varian Medical Systems, Inc. ......................       520,902
                                                                     -----------
               HUMAN RESOURCES - 2.84%
       7,200 * Administaff, Inc. .................................       172,728
      19,100 * Probusiness Services, Inc. ........................       345,710
      11,900 * Resources Connection, Inc. ........................       315,826
                                                                     -----------
                                                                         834,264
                                                                     -----------
               INFORMATION PROCESSING - BUSINESS SOFTWARE - 2.54%
       4,800 * Ascential Software Corp. ..........................        18,720
      23,900 * Brio Technology, Inc. .............................        60,228
      11,900 * HNC Software, Inc. ................................       167,552
       8,200 * Matrixone, Inc. ...................................        92,824
      19,100 * Micromuse, Inc. ...................................       173,046
      11,000 * Precise Software Solutions, Ltd. ..................       232,760
                                                                     -----------
                                                                         745,130
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER HARDWARE - 1.33%
       3,800 * Caliper Technologies Corp. ........................   $    41,686
      27,500 * DDI Corp. .........................................       262,350
      12,000 * Maxtor Corp. ......................................        85,800
                                                                     -----------
                                                                         389,836
                                                                     -----------
               INFORMATION PROCESSING - COMPUTER SERVICES - 2.08%
      17,900 * Bindview Development Corp. ........................        39,022
      17,900 * Catapult Communications Corp. .....................       335,983
      21,500 * Digital Think, Inc. ...............................        82,775
       9,400 * Pegasus Solutions, Inc. ...........................       150,964
                                                                     -----------
                                                                         608,744
                                                                     -----------
               INFORMATION PROCESSING - CONSUMER SOFTWARE - 0.16%
       3,600 * Verity, Inc. ......................................        47,304
                                                                     -----------
               INFORMATION PROCESSING - DATA SERVICES - 7.00%
      13,800 * Advanced Digital Information Corp. ................       169,878
      19,100   Henry Jack & Associates, Inc. .....................       414,470
      11,900 * Inforte Corp. .....................................       111,265
      16,700 * Keane, Inc. .......................................       267,200
      17,800 * National Instruments Corp. ........................       651,302
      11,900 * Oak Technology, Inc. ..............................       167,195
      19,900 * Sapient Corp. .....................................        87,361
      10,700 * Webmethods, Inc. ..................................       184,040
                                                                     -----------
                                                                       2,052,711
                                                                     -----------
               INFORMATION PROCESSING - NETWORKING - 2.02%
      20,300 * Avocent Corp. .....................................       478,268
      14,500 * Ixia...............................................       114,550
                                                                     -----------
                                                                         592,818
                                                                     -----------
               INSURANCE - CASUALTY - 1.24%
       9,500   IPC Holdings, Ltd. ................................       295,545
      12,500   Vesta Insurance Group, Inc. .......................        66,750
                                                                     -----------
                                                                         362,295
                                                                     -----------
               INSURANCE - LIFE - 1.33%
      13,100   Reinsurance Group of America, Inc. ................       389,070
                                                                     -----------

--------------------------------------------------------------------------------

 February 28, 2002                                              15
    SMALL CAP GROWTH FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               INSURANCE - MULTILINE - 0.15%
       1,300   Amerus Group Co. ..................................        44,434
                                                                     -----------
               LEISURE TIME - 1.49%
       3,600 * Argosy Gaming Co. .................................       124,020
      20,300 * Station Casinos, Inc. .............................       271,817
       2,400 * WMS Industries, Inc. ..............................        40,728
                                                                     -----------
                                                                         436,565
                                                                     -----------
               LODGING - 0.56%
       3,300   Four Seasons Hotels, Inc. .........................       164,769
                                                                     -----------
               MACHINE TOOLS - 0.47%
      10,800   Milacron, Inc. ....................................       137,268
                                                                     -----------
               MACHINERY - AGRICULTURE - 0.55%
       7,200 * Agco Corp. ........................................       161,712
                                                                     -----------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 6.01%
      10,700 * Mettler Toledo International, Inc. ................       518,415
      23,900 * Rudolph Technologies, Inc. ........................       886,690
      20,300 * Stillwater Mining Co. .............................       356,265
                                                                     -----------
                                                                       1,761,370
                                                                     -----------
               MEDICAL TECHNOLOGY - 0.96%
       2,700 * Integra Lifesciences Corp. ........................        75,870
      10,200 * Ortec International, Inc. .........................        64,260
       5,500 * Wilson Greatbatch Technologies, Inc. ..............       142,120
                                                                     -----------
                                                                         282,250
                                                                     -----------
               MERCHANDISING - SPECIALTY - 2.07%
      10,700 * Cost Plus, Inc. ...................................       272,850
      11,700 * Linens 'N Things, Inc. ............................       334,737
                                                                     -----------
                                                                         607,587
                                                                     -----------
               METALS - STEEL - 2.74%
       8,200   Cleveland-Cliffs, Inc. ............................       137,186
      10,000   Reliance Steel & Aluminum Co. .....................       260,000
       8,700   Roper Industries, Inc. ............................       406,725
                                                                     -----------
                                                                         803,911
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               MULTIMEDIA - 1.49%
      28,600 * Entravision Common Corp. ..........................   $   437,580
                                                                     -----------
               OIL - SERVICE - PRODUCTS - 1.90%
      13,100 * Cal Dive International, Inc. ......................       300,278
      12,300 * FMC Technologies, Inc. ............................       228,903
       1,300 * Hydril Co. ........................................        27,339
                                                                     -----------
                                                                         556,520
                                                                     -----------
               OIL - SERVICES - 0.38%
      11,900 * Superior Energy Services, Inc. ....................       110,670
                                                                     -----------
               OIL/GAS PRODUCERS - 5.98%
      21,500 * Chesapeake Energy Corp. ...........................       134,805
      19,100 * Patterson Utility Energy, Inc. ....................       467,377
       7,200 * Spinnaker Exploration Co. .........................       295,416
      17,400 * Stone Energy Corp. ................................       641,538
      11,900 * Swift Energy Co. ..................................       214,676
                                                                     -----------
                                                                       1,753,812
                                                                     -----------
               PAPER/FOREST PRODUCTS - 1.56%
       3,600   Domtar, Inc. ......................................        40,068
      10,700   Pentair, Inc. .....................................       417,300
                                                                     -----------
                                                                         457,368
                                                                     -----------
               POLLUTION CONTROL - 1.00%
       6,000 * Cuno, Inc. ........................................       209,280
      24,000 * U.S. Liquids, Inc. ................................        85,200
                                                                     -----------
                                                                         294,480
                                                                     -----------
               REAL ESTATE - 0.94%
       4,300   Boardwalk Equities, Inc. ..........................        34,185
       9,500 * Security Capital Group, Inc. ......................       242,725
                                                                     -----------
                                                                         276,910
                                                                     -----------
               REAL ESTATE INVESTMENT TRUSTS - 0.61%
       5,400   Colonial Properties Trust .........................       178,794
                                                                     -----------
               RESTAURANTS - 2.04%
       5,400 * CEC Entertainment, Inc. ...........................       259,740
      11,900 * Jack In The Box, Inc. .............................       338,555
                                                                     -----------
                                                                         598,295
                                                                     -----------
               SCHOOLS - 0.14%
       4,800 * Princeton Review, Inc. ............................        40,073
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               SECURITIES RELATED - 1.34%
       4,300 * Blackrock, Inc. ...................................   $   191,350
       2,900   Investors Financial Services Corp. ................       201,492
                                                                     -----------
                                                                         392,842
                                                                     -----------
               SEMICONDUCTOR EQUIPMENT - 4.38%
       8,600 * Cognex Corp. ......................................       198,746
      29,800 * Varian Semiconductor Equipment, Inc. ..............     1,013,796
                                                                     -----------
                                                                       1,212,542
                                                                     -----------
               SEMICONDUCTORS - 5.68%
      15,200 * Advanced Energy Industries, Inc. ..................       381,520
       3,600 * AXT, Inc. .........................................        32,364
      16,700 * Credence Systems Corp. ............................       261,856
       5,500 * Cymer, Inc. .......................................       201,465
      11,900 * Emcore Corp. ......................................        90,678
      28,900 * Integrated Circuit Systems, Inc. ..................       534,939
       6,000 * Intersil Corp. ....................................       164,280
                                                                     -----------
                                                                       1,667,102
                                                                     -----------
               TELECOMMUNICATIONS - 4.37%
      26,300 * Advanced Fibre Communications, Inc. ...............       427,375
      19,700 * Anaren Microwave, Inc. ............................       250,190
      10,900 * Leap Wireless International, Inc. .................        51,339
      28,200 * Powerwave Technologies, Inc. ......................       367,446
      17,500 * Sierra Wireless, Inc. .............................       186,200
                                                                     -----------
                                                                       1,282,550
                                                                     -----------
               UTILITIES - GAS, DISTRIBUTION - 0.78%
      10,200   Energen Corp. .....................................       229,908
                                                                     -----------
               TOTAL COMMON STOCK
               (Cost $30,987,595).................................    28,065,204
                                                                     -----------

--------------------------------------------------------------------------------

 16                                              February 28, 2002
     SMALL CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            COMMERCIAL PAPER - 4.07%
            GOVERNMENT SPONSORED
 $1,195,000 Federal Home Loan Mortgage
            1.82% due 03/01/02
            (Cost $1,195,000).....................................   $ 1,195,000
                                                                     -----------
            TOTAL INVESTMENTS
            (Cost $32,182,595) - 99.76%...........................    29,260,204
            Other assets and liabilities, net - 0.24%.............        69,318
                                                                     -----------
            NET ASSETS - 100%.....................................   $29,329,522
                                                                     -----------

     * Non-income producing



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 February 28, 2002     LARGE CAP VALUE FUND (Unaudited)         17
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
   0.55%                         (0.34%)                                           7.30%

*September 21, 1998
(a)Average annual total returns are net of expenses.




                                    [CHART]
                             State Street Large    Russell 1000
                                Cap Value Fund      Value Index
                21-Sep-98        $10,000.00         $10,000.00
                26-Feb-99         11,394.26          11,533.05
                31-Aug-99         12,126.38          12,243.83
                29-Feb-00         11,113.00          11,156.38
                31-Aug-00         13,017.76          12,752.53
                28-Feb-01         12,785.71          13,011.16
                31-Aug-01         12,671.90          12,609.97
                28-Feb-02         12,742.10          12,509.90

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings


  1. Exxon Mobil Corp. .........   4.62%
  2. Citigroup, Inc. ...........   3.56%
  3. Bank of America Corp. .....   2.59%
  4. American Advantage.........   2.53%
  5. Verizon Communications,
     Inc. ......................   2.33%
  6. Procter & Gamble Co. ......   2.29%
  7. SBC Communications, Inc. ..   2.24%
  8. Federal National Mortgage
     Association................   1.93%
  9. Philip Morris Companies,
     Inc. ......................   1.82%
 10. Wells Fargo Co. ...........   1.79%


MANAGEMENT OVERVIEW
A discussion with SSgA Funds Management, Inc.


How did the Fund perform relative to its benchmark?
For the six months ended February 28, 2002 the Fund returned 0.55% versus the Russell 1000 Value Index return of -0.79%--a surplus of +134 basis points.

What were the dominant portfolio themes?
Economic news continues to be positive for the most part. Recent reports reveal strong gains in sales of existing homes, healthy spending on the retail front, and encouraging recoveries in once depressed industrial categories such as orders for machinery, transportation equipment, and electronic products. Two exceptions to the good economic news are reports showing a slight decline in consumer confidence and a pullback in sales of new homes. Investors are concerned about the possibility of a widening global conflict, the timing of a recovery in corporate profits and the quality of earnings, in light of the questions about accounting practices at some companies. The inability of the market to generate a sustained upturn so far in 2002 is a result of these concerns.

Performance results in the period were driven primarily by strong stock selection in the Consumer Discretionary, Technology, Telecommunications and Health Care sectors. Stock selection was positive in 8 of 10 sectors during the period.

Which portfolio holdings most enhanced the Fund's performance?
Performance was bolstered by stock selection in the medical providers servic-es, durables, insurance, food, and specialty retail industries. The recipe of overweighting companies with good relative valuations, the ability to support future growth, solid balance sheets and strong earnings growth outlooks within these industries produced strong gains. Specifically, holdings in Wellpoint Health Networks, Lennar Corp., Progressive Corp., SuperValu, AutoZone and Of-fice Depot all contributed positively to the Fund's out-performance.

Were there any disappointments in the Fund?
The only significant detractor from performance during the period was the Industrials sector. Underweighting the Industrials sector, relative to the Russell 1000 Value Index, resulted in the bulk of the Fund's poor performance in the group. Stock selection in the manufacturing industry also impaired the Fund's results in the sector.

What is your outlook for the next fiscal period?
The Fund is currently positioned to take advantage of a post-recession market environment. Specifically, we are overweight to Consumer Discretionary and Technology stocks and moving to neutral or underweight Financials. These positions are driven by stock selection. We are seeing an improvement in the earnings growth outlook in the Technology and Consumer Discretionary areas while, in Financials, the outlook is less attractive as the interest rate environment has become less favorable to thrift banks--an area where we were overweight through most of 2001.

As always, we remain true to our investment philosophy by purchasing securities that are undervalued relative to their industry peers and have improving earnings growth expectations. In addition, risk control continues to be an important part of our process. Together these allow us to out-perform the value benchmark.

-------------------------------------------------------------------------------

 18                                              February 28, 2002
           LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 96.43%
               AEROSPACE/DEFENSE - 3.95%
       1,900   Boeing Co. .....................................   $       87,324
         900   General Dynamics Corp. .........................           81,792
       3,200   Honeywell International, Inc. ..................          121,984
       6,100   Lockheed Martin Corp. ..........................          344,101
       4,900   United Technologies Corp. ......................          357,455
                                                                  --------------
                                                                         992,656
                                                                  --------------
               APPLIANCES/FURNISHINGS - 0.96%
       3,200   Whirlpool Corp. ................................          240,320
                                                                  --------------
               AUTO - CARS - 0.90%
       8,200 * AutoNation, Inc. ...............................          102,418
       8,400   Ford Motor Co. .................................          124,992
                                                                  --------------
                                                                         227,410
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 1.66%
       2,800   ArvinMeritor, Inc. .............................           78,932
       2,000   Borg-Warner, Inc. ..............................          120,300
       4,900 * Lear Corp. .....................................          219,030
                                                                  --------------
                                                                         418,262
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 1.11%
       2,900 * AutoZone, Inc. .................................          192,444
         700 * SPX Corp. ......................................           87,340
                                                                  --------------
                                                                         279,784
                                                                  --------------
               BANKS - 16.21%
       4,900   AmSouth Bancorp. ...............................          103,635
       2,600   Associated Banc Corp. ..........................           95,316
      10,200   Bank of America Corp. ..........................          652,290
       4,000   Banknorth Group, Inc. ..........................           99,960
       5,300   BankOne Corp. ..................................          189,952
      19,800   Citigroup, Inc. ................................          895,950
       4,300   GreenPoint Financial Corp. .....................          189,200
       7,100   J.P. Morgan Chase & Co. ........................          207,675
       5,900   National City Corp. ............................          168,268
       5,200   SouthTrust Corp. ...............................          131,404
      18,500   U.S. Bancorp, Inc. .............................          385,725
       4,000   Union Planters Corp. ...........................          186,240
       6,600   Wachovia Corp. .................................          219,318
       2,900   Webster Financial Corp. ........................          101,674
       9,600   Wells Fargo Co. ................................          450,240
                                                                  --------------
                                                                       4,076,847
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BEVERAGE - SOFT DRINKS - 0.38%
       1,900   PepsiCo, Inc. ..................................   $       95,950
                                                                  --------------
               BROADCASTING - 0.30%
       1,600 * Viacom, Inc., Class B...........................           74,480
                                                                  --------------
               BUILDING MATERIALS - 0.71%
       6,800   Sherwin-Williams Co. ...........................          179,656
                                                                  --------------
               CHEMICAL - 1.60%
       2,300   Albemarle Corp. ................................           54,533
       2,500   E.I. du Pont de Nemours and Co. ................          117,100
       2,900 * Fisher Scientific International, Inc. ..........           84,100
       4,500   Lubrizol Corp. .................................          148,050
                                                                  --------------
                                                                         403,783
                                                                  --------------
               CONTAINERS - PAPER - 1.57%
      12,300 * Pactiv Corp. ...................................          234,069
       5,800   Sonoco Products Co. ............................          160,370
                                                                  --------------
                                                                         394,439
                                                                  --------------
               COSMETICS/TOILETRIES - 2.29%
       6,800   Procter & Gamble Co. ...........................          576,572
                                                                  --------------
               DRUGS - 1.35%
       1,700   Abbott Laboratories.............................           96,135
       8,000   Mylan Laboratories, Inc. .......................          243,040
                                                                  --------------
                                                                         339,175
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.87%
       4,100 * Polycom, Inc. ..................................           99,794
       2,000   W. W. Grainger, Inc. ...........................          118,540
                                                                  --------------
                                                                         218,334
                                                                  --------------
               ENTERTAINMENT - 1.23%
       3,600   Blockbuster, Inc. ..............................           84,960
       9,800   Walt Disney Co. ................................          225,400
                                                                  --------------
                                                                         310,360
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               FINANCIAL SERVICES - 2.17%
         400 * Affiliated Managers Group, Inc. ...............   $       26,652
       1,900   American Express Co. ..........................           69,255
       4,500   Household International, Inc. .................          231,750
       5,700   John Hancock Financial Services, Inc. .........          218,937
                                                                 --------------
                                                                        546,594
                                                                 --------------
               FOODS - 1.11%
       4,500   Dole Food Co., Inc. ...........................          132,885
      11,200   Tyson Foods, Inc., Class A.....................          145,488
                                                                 --------------
                                                                        278,373
                                                                 --------------
               GOVERNMENT SPONSORED - 2.76%
       3,300   Freddie Mac....................................          210,342
       6,200   Fannie Mae.....................................          485,150
                                                                 --------------
                                                                        695,492
                                                                 --------------
               HEALTHCARE - 2.57%
       8,100 * DaVita, Inc. ..................................          181,035
       3,400   UnitedHealth Group, Inc. ......................          246,466
       1,800 * Wellpoint Health Networks, Inc., Class A.......          218,916
                                                                 --------------
                                                                        646,417
                                                                 --------------
               HOME BUILDERS - 1.12%
       5,100   Lennar Corp. ..................................          281,571
                                                                 --------------
               HOSPITAL MANAGEMENT - 1.01%
       4,400 * Tenet Healthcare Corp. ........................          254,100
                                                                 --------------
               HOSPITAL SUPPLIES - 2.95%
       5,100 * Henry Schein, Inc. ............................          219,351
       6,800   Johnson & Johnson..............................          414,120
       1,400 * St. Jude Medical, Inc. ........................          109,620
                                                                 --------------
                                                                        743,091
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               0.21%
       2,500 * NetIQ Corp. ...................................           53,503
                                                                 --------------

--------------------------------------------------------------------------------

 February 28, 2002                                              19
     LARGE CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               0.93%
       8,500   Compaq Computer Corp. .........................   $       86,190
       7,400   Hewlett-Packard Co. ...........................          148,888
                                                                 --------------
                                                                        235,078
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               0.36%
       1,100   First Data Corp. ..............................           89,672
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.67%
       4,700 * Symantec Corp. ................................          169,482
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 3.45%
      14,200 * Compuware Corp. ...............................          162,022
       5,500 * Fiserv, Inc. ..................................          235,070
       1,900   International Business Machines................          186,428
       2,900 * Storage Technology Corp. ......................           55,680
       1,400 * Tech Data Corp. ...............................           64,120
      17,000 * Xerox Corp. ...................................          165,070
                                                                 --------------
                                                                        868,390
                                                                 --------------
               INSURANCE - CASUALTY - 1.12%
       1,800   Progressive Corp. .............................          280,440
                                                                 --------------
               INSURANCE - LIFE - 2.44%
       9,300   MetLife, Inc. .................................          296,484
       5,900   StanCorp Financial Group, Inc. ................          317,715
                                                                 --------------
                                                                        614,199
                                                                 --------------
               INSURANCE - MULTILINE - 0.85%
       6,700   Old Republic International Corp. ..............          214,132
                                                                 --------------
               LEISURE TIME - 1.14%
       8,300 * MGM Mirage, Inc. ..............................          285,520
                                                                 --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.27%
       1,700   Dover Corp. ...................................           67,269
                                                                 --------------
               MERCHANDISING - DEPARTMENT - 0.72%
       4,300 * Federated Department Stores, Inc. .............          180,213
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - FOOD - 0.82%
       7,900   Supervalue, Inc. ...............................   $      205,005
                                                                  --------------
               MERCHANDISING - MASS - 1.15%
       5,500   Sears, Roebuck and Co. .........................          289,190
                                                                  --------------
               MERCHANDISING - SPECIALTY - 1.84%
       4,300   Circuit City Stores, Inc. ......................           76,884
      13,100   Limited, Inc. ..................................          235,931
       7,900 * Office Depot, Inc. .............................          150,179
                                                                  --------------
                                                                         462,994
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 1.89%
       5,700   Conoco, Inc. ...................................          157,662
       7,200   Occidental Petroleum Corp. .....................          193,248
       2,120   Phillips Petroleum Co. .........................          125,313
                                                                  --------------
                                                                         476,223
                                                                  --------------
               OIL - INTEGRATED INTERNATIONAL - 5.76%
       3,400   ChevronTexaco Corp. ............................          287,096
      28,140   Exxon Mobil Corp. ..............................        1,162,182
                                                                  --------------
                                                                       1,449,278
                                                                  --------------
               OIL/GAS PRODUCERS - 1.00%
       4,200   Sunoco, Inc. ...................................          161,784
       2,100   Valero Energy Corp. ............................           89,943
                                                                  --------------
                                                                         251,727
                                                                  --------------
               PUBLISHING - 2.83%
       1,200   Gannett Co., Inc. ..............................           91,416
       3,400   McGraw-Hill Companies, Inc. ....................          223,720
       3,400   Moody's Corp. ..................................          125,800
       2,400   New York Times Co., Class A.....................          105,360
       5,800   R. R. Donnelley & Sons Co. .....................          165,938
                                                                  --------------
                                                                         712,234
                                                                  --------------
               RAILROAD - 1.18%
      10,200   Burlington Northern Santa Fe Corp. .............          296,004
                                                                  --------------
               RESTAURANTS - 0.52%
       3,100   Darden Restaurants, Inc. .......................          131,068
                                                                  --------------
               SAVINGS & LOAN - 2.70%
       5,800   Astoria Financial Corp. ........................          172,898
       3,600   Charter One Financial, Inc. ....................          109,656
       5,900   Golden State Bancorp, Inc. .....................          179,832
       6,700   Washington Mutual, Inc. ........................          217,951
                                                                  --------------
                                                                         680,337
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SECURITIES RELATED - 2.23%
       1,900   Bear Stearns Co., Inc. .........................   $      104,671
       1,300   Lehman Brothers Holdings, Inc. .................           73,450
       5,500   Merrill Lynch & Co., Inc. ......................          263,725
       2,400   Morgan Stanley Dean Witter & Co. ...............          117,888
                                                                  --------------
                                                                         559,734
                                                                  --------------
               TELECOMMUNICATIONS - 4.22%
         800   Alltel Corp. ...................................           44,520
      12,500   AT&T Corp. .....................................          194,250
         500 * L-3 Communications
               Holdings, Inc. .................................           54,925
       6,100 * Liberty Media Corp. ............................           78,080
      12,500   Verizon Communications, Inc. ...................          585,000
      14,000 * Worldcom, Inc. .................................          105,280
                                                                  --------------
                                                                       1,062,055
                                                                  --------------
               TOBACCO - 1.82%
       8,700   Philip Morris Companies, Inc. ..................          458,142
                                                                  --------------
               UTILITIES - COMMUNICATION - 3.96%
      11,200   BellSouth Corp. ................................          434,112
      14,863   SBC Communications, Inc. .......................          562,416
                                                                  --------------
                                                                         996,528
                                                                  --------------
               UTILITIES - ELECTRIC - 3.57%
       2,300   Duke Energy Corp. ..............................           81,190
       3,600   Entergy Corp. ..................................          148,608
       7,100   FirstEnergy Corp. ..............................          259,860
       5,300   PMN Resources, Inc. ............................          142,782
       3,700   Potomac Electric Power Co. .....................           81,252
       4,100   Progress Energy, Inc. ..........................          183,434
                                                                  --------------
                                                                         897,126
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $23,219,971)..............................       24,259,209
                                                                  --------------

--------------------------------------------------------------------------------

 20                                              February 28, 2002
      LARGE CAP VALUE FUND SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

  PAR                                                   MARKET
 VALUE                                                   VALUE
-----------------------------------------------------------------
          COMMERCIAL PAPER - 2.53%
          MISCELLANEOUS
$636,550  American Advantage
          1.72% due 12/30/30
          (Cost $636,550)............................ $   636,550
                                                      -----------
          TOTAL INVESTMENTS
          (Cost $23,856,521) - 98.96%................  24,895,759
          Other assets and liabilities, net - 1.04%..     261,690
                                                      -----------
          NET ASSETS - 100%.......................... $25,157,449
                                                      -----------

    * Non-income producing



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 February 28, 2002      MID CAP VALUE FUND (Unaudited)          21
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                     Since Inception*
---------------------------------------------------------------------------------------------
   2.46%                          4.16%                                           20.18%

*September 21, 1998
(a)Average annual total returns are net of expenses.



                                    [CHART]
                Wellington Mid Cap Value           Russell Mid Cap Value
                         Fund                               Index
21-Sep-98             $10,000.00                         $10,000.00
26-Feb-99              12,093.76                          10,251.54
31-Aug-99              13,559.75                          11,201.53
29-Feb-00              14,555.04                          11,008.90
31-Aug-00              17,533.78                          12,632.60
28-Feb-01              18,065.29                          13,713.57
31-Aug-01              18,365.12                          14,481.24
28-Feb-02              18,816.45                          15,293.20

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

 Effective January 1, 2002, the Fund selected the Russell 2500(R) Value Index as its benchmark.

                                Top 10 Holdings

   1. Adelphia Communications
      Corp., Class A..............  2.82%
   2. Ace, Ltd. ..................  2.78%
   3. Dean Foods Co. .............  2.74%
   4. Reinsurance Group of
      America, Inc. ..............  2.39%
   5. Ambac Financial Group,
      Inc.........................  2.36%
   6. Harman International
      Industries, Inc.............  2.24%
   7. Arrow Electronics, Inc......  2.24%
   8. Toll Brothers, Inc..........  2.04%
   9. Webster Financial Corp. ....  1.96%
  10. Vishay Intertechnology,
      Inc.........................  1.81%

MANAGEMENT OVERVIEW
A discussion with Wellington Management Company, LLP.
(Prior to January 1, 2002, Neuberger Berman Management, Inc. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
For the six month period ending February 28, 2002, the Mid Cap Value Fund gained 2.46%, underperforming its benchmark, the Russell 2500 Value Index which returned 5.61%, and outperforming the Lipper Mid Cap Value Average which returned 0.52%.

What were the dominant portfolio themes?
During the past several months, value stocks had a broadbased advance led by the cyclicals, while growth stocks were hurt by a number of sectors. Small and mid cap stocks outperformed large cap stocks, in part because of more attractive valuations, and finally because of concerns over the quality of earnings being reported by a number of blue chip companies. The Fund benefited from strong stock selection within the healthcare, technology, and industrial sectors. By taking advantage of the positive impact that the tragic events of September 11 had on the property and casualty pricing cycle, we continued to benefit from our holdings in securities in the insurance industry.

Which portfolio holdings most enhanced the Fund's performance?
For the two month period ended February 28, 2002, the top three contributors to the Fund's performance were Constellation Brands (Consumer Staples), Black & Decker Corp (Consumer Discretionary), and Rent-A-Center (Consumer Discretionary). We increased our exposure to energy stocks, and performance benefited mainly from our overweight position in this sector.

Were there any disappointments in the Fund?
The sector which detracted from performance for the two-month period was consumer discretionary. The detraction in consumer discretionary can be attributed to our holdings in Adelphia Communications.

What is your outlook for the next fiscal period?
The economy is recovering with U.S. GDP having grown during the fourth quarter. The industrial sector has resumed growth after an extended decline as inventory is being rebuilt. While the pace of the recovery in capital spending may lag in 2002, we anticipate a return to double-digit growth in 2003. Still, there are reasons to expect a less robust recovery than we typically experienced after a recession as the consumer-driven areas like housing, auto and retail remained healthy. Much of the fiscal stimulus is now behind us. Interest rates should head higher from here and energy prices are already up significantly. However, the dramatic events in the Middle East represent a real threat to global stability. Overall we expect global GDP to advance this year. With much of the prospective economic recovery now being discounted in equity valuations, it has become increasingly difficult to find obvious bargains. We, however, will continue to look for strong business models at discounted valuations and remain alert to any new opportunities. We expect to continue to overweight energy, industrials, technology and certain areas of finance and consumer-oriented industries.

-------------------------------------------------------------------------------

 22                                              February 28, 2002
            MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 97.06%
               AIRLINES - 1.29%
      34,800 * Continental Airlines, Inc., Class B................   $ 1,096,200
                                                                     -----------
               AUTO - CARS - 2.84%
      26,400 * Rent-A-Center, Inc. ...............................     1,130,976
      52,900 * United Rentals, Inc. ..............................     1,287,057
                                                                     -----------
                                                                       2,418,033
                                                                     -----------
               AUTO - ORIGINAL EQUIPMENT - 0.64%
       9,100   Borg-Warner, Inc. .................................       547,365
                                                                     -----------
               AUTO - REPLACEMENT PARTS - 0.58%
      12,900 * Michelin (CGDE), Class B...........................       490,368
                                                                     -----------
               BANKS - 5.87%
      55,000   Hibernia Corp., Class A............................     1,012,000
      32,000   Pacific Century Financial Corp. ...................       810,240
      39,500   UnionBanCal Corp. .................................     1,501,000
      47,600   Webster Financial Corp. ...........................     1,668,856
                                                                     -----------
                                                                       4,992,096
                                                                     -----------
               BEVERAGE -
               BREWERS/DISTRIBUTORS - 1.51%
      23,700 * Constellation Brands, Inc. ........................     1,288,095
                                                                     -----------
               BROADCASTING - 2.82%
     109,100 * Adelphia Communications Corp., Class A.............     2,394,745
                                                                     -----------
               BUILDING MATERIALS - 0.68%
      14,000   Lafarge North America, Inc. .......................       578,760
                                                                     -----------
               CHEMICAL - 1.43%
      29,400   Cambrex Corp. .....................................     1,216,866
                                                                     -----------
               CONGLOMERATES - 2.50%
      19,900   ITT Industries, Inc. ..............................     1,174,100
      20,100   Textron, Inc. .....................................       955,353
                                                                     -----------
                                                                       2,129,453
                                                                     -----------
               CONTAINERS - PAPER - 2.37%
      51,600 * Packaging Corp. of America.........................       989,688
      54,000 * Pactiv Corp. ......................................     1,027,620
                                                                     -----------
                                                                       2,017,308
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               ELECTRONIC EQUIPMENT - 8.00%
      71,200 * Arrow Electronics, Inc. ...........................   $ 1,908,160
      40,800   Harman International Industries, Inc. .............     1,909,440
      73,300 * Palm, Inc. ........................................       221,366
      36,800 * Teradyne, Inc. ....................................     1,233,168
      86,700 * Vishay Intertechnology, Inc. ......................     1,535,457
                                                                     -----------
                                                                       6,807,591
                                                                     -----------
               ENTERTAINMENT - 1.01%
      58,200 * Six Flags, Inc. ...................................       858,450
                                                                     -----------
               FINANCIAL SERVICES - 2.14%
      73,300 * KPMG Consulting, Inc. .............................     1,284,949
      33,000   Metris Companies, Inc. ............................       537,240
                                                                     -----------
                                                                       1,822,189
                                                                     -----------
               FOODS - 5.01%
      41,000   Bunge, Ltd. .......................................       805,650
      32,500 * Dean Foods Co. ....................................     2,329,275
      52,900   Sensient Technologies Corp. .......................     1,126,241
                                                                     -----------
                                                                       4,261,166
                                                                     -----------
               HARDWARE & TOOLS - 1.46%
      25,600   Black & Decker Corp. ..............................     1,241,600
                                                                     -----------
               HEALTHCARE - 3.20%
      23,900 * Coventry Health Care, Inc. ........................       551,134
      34,500 * Health Net, Inc. ..................................       836,280
      36,800 * Oxford Health Plans, Inc. .........................     1,337,680
                                                                     -----------
                                                                       2,725,094
                                                                     -----------
               HOME BUILDERS - 2.03%
      35,300 * Toll Brothers, Inc. ...............................     1,731,112
                                                                     -----------
               HOSPITAL SUPPLIES - 1.92%
       9,200   C. R. Bard, Inc. ..................................       500,480
      34,150   DENTSPLY International, Inc. ......................     1,132,755
                                                                     -----------
                                                                       1,633,235
                                                                     -----------
               INFORMATION PROCESSING - 2.01%
      71,200 * Parametric Technology Corp. .......................       524,032
      70,100 * Sybase, Inc. ......................................     1,182,587
                                                                     -----------
                                                                       1,706,619
                                                                     -----------

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 0.83%
     226,100 * Sonicblue, Inc. ...................................   $   703,171
                                                                     -----------
               INSURANCE - CASUALTY - 2.78%
      53,800   Ace, Ltd. .........................................     2,361,820
                                                                     -----------
               INSURANCE - LIFE - 2.39%
      68,500   Reinsurance Group of America, Inc. ................     2,034,450
                                                                     -----------
               INSURANCE - MISCELLANEOUS - 2.36%
      32,300   Ambac Financial Group, Inc. .......................     2,004,215
                                                                     -----------
               LEISURE TIME - 2.30%
      50,800 * Bally Total Fitness Holding Corp. .................       861,060
      58,900   Callaway Golf Co. .................................     1,096,129
                                                                     -----------
                                                                       1,957,189
                                                                     -----------
               MACHINERY - CONSTRUCTION & CONTRACTS - 1.06%
      41,900   Granite Construction, Inc. ........................       902,107
                                                                     -----------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 1.31%
      39,900 * Flowserve Corp. ...................................     1,116,402
                                                                     -----------
               MERCHANDISE - SPECIALTY - 4.08%
      39,500   Dollar General Corp. ..............................       582,625
      35,500 * Staples, Inc. .....................................       698,285
      20,500   TJX Companies, Inc. ...............................       778,385
      35,900 * United Stationers, Inc. ...........................     1,409,075
                                                                     -----------
                                                                       3,468,370
                                                                     -----------
               METALS - 2.73%
      52,900   Engelhard Corp. ...................................     1,521,933
      80,000   Grupo Imsa SA De CV................................       798,400
                                                                     -----------
                                                                       2,320,333
                                                                     -----------
               OIL - INTEGRATED DOMESTIC - 1.40%
      12,600   Ashland Oil, Inc. .................................       546,714
      18,000   Unocal Corp. ......................................       646,740
                                                                     -----------
                                                                       1,193,454
                                                                     -----------
               OIL - SERVICE - PRODUCTS - 1.45%
      35,000 * Noble Drilling Corp. ..............................     1,233,050
                                                                     -----------

--------------------------------------------------------------------------------

 February 28, 2002                                              23
      MID CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICES - 2.09%
      15,800   Devon Energy Corp. .............................   $      690,144
      21,300 * IHC Caland NV...................................        1,090,021
                                                                  --------------
                                                                       1,780,165
                                                                  --------------
               OIL/GAS PRODUCERS - 2.70%
      33,200   Alberta Energy, Ltd. ...........................        1,408,676
      30,800   Pancanadian Energy Corp. .......................          887,539
                                                                  --------------
                                                                       2,296,215
                                                                  --------------
               PAPER/FOREST PRODUCTS - 1.17%
     116,400   Abitibi Consolidated, Inc. .....................          996,384
                                                                  --------------
               POLLUTION CONTROL - 1.66%
      78,600 * Republic Services, Inc. ........................        1,410,870
                                                                  --------------
               PUBLISHING - 0.58%
      23,700   Readers Digest Association, Inc., Class A.......          494,856
                                                                  --------------
               RAILROAD - 1.79%
      30,300   Canadian National Railway Co. ..................        1,519,242
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 3.09%
      22,800   Liberty Property Trust..........................          686,280
      46,400   Reckson Associates Realty Corp. ................        1,080,656
      29,000   Rouse Co. ......................................          864,780
                                                                  --------------
                                                                       2,631,716
                                                                  --------------
               SAVINGS & LOAN - 3.67%
      14,600   Astoria Financial Corp. ........................          435,226
      30,700   Charter One Financial, Inc. ....................          935,122
      30,400   Golden State Bancorp, Inc. .....................          926,592
      12,900   Golden West Financial Corp. ....................          822,375
                                                                  --------------
                                                                       3,119,315
                                                                  --------------
               SECURITIES RELATED - 1.17%
      19,000   Legg Mason, Inc. ...............................          995,980
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 1.13%
      78,700 * Axcelis Technologies, Inc. .....................          960,927
                                                                  --------------

   NUMBER
  OF SHARES                                                      MARKET VALUE

-------------------------------------------------------------------------------
               SEMICONDUCTORS - 1.29%
      71,000 * Cirrus Logic, Inc. ...........................   $    1,095,530
                                                                --------------
               TELECOMMUNICATIONS - 0.85%
     411,700 * McLeodUSA, Inc. ..............................           65,872
     164,600 * UnitedGlobalCom, Inc., Class A................          658,400
                                                                --------------
                                                                       724,272
                                                                --------------
               UTILITIES - ELECTRIC - 3.87%
      11,000   CMS Energy Corp. .............................          239,800
      24,900   FirstEnergy Corp. ............................          911,340
      12,300   FPL Group, Inc. ..............................          653,253
      30,200   PPL Corp. ....................................          984,822
      11,200   Progress Energy, Inc. ........................          501,088
                                                                --------------
                                                                     3,290,303
                                                                --------------
               TOTAL COMMON STOCK
               (Cost $80,802,566)............................       82,566,681
                                                                --------------

     PAR
    VALUE
------
               SHORT-TERM INVESTMENTS - 2.97%
               REPURCHASE AGREEMENT
 $ 2,529,000   State Street Bank, 1.78% dated 02/28/02, to be
               repurchased at $2,523,125 on 03/01/02,
               collateralized by Federal Home Loan Bank
               Bonds, 6.38% on 6/15/09 date, with a market
               value
               of $2,606,463 (Cost $2,529,000)...............        2,529,000
                                                                --------------
               TOTAL INVESTMENTS
               (Cost $83,331,566) - 100.03%..................       85,095,681
                                                                --------------
               Other assets and liabilities,
               net - (0.03)%.................................          (29,286)
                                                                --------------
               NET ASSETS - 100%.............................   $   85,066,395
                                                                --------------

    * Non-income producing

 SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

 24                                              February 28, 2002
                        SMALL CAP VALUE FUND (Unaudited)
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                     Since Inception*
---------------------------------------------------------------------------------------------
   3.25%                          7.60%                                           10.46%

*September 21, 1998
(a)Average annual total returns are net of expenses.



                                    [CHART]
                           Russell 2000               Small Cap
                           Value Index                Value Fund
21-Sep-98                  $10,000.00                 $10,000.00
26-Feb-99                    9,984.22                   9,964.64
31-Aug-99                   10,360.60                  10,834.18
29-Feb-00                   10,778.96                  11,140.14
31-Aug-00                   12,176.32                  12,318.11
28-Feb-01                   13,085.32                  13,587.75
31-Aug-01                   13,636.03                  14,540.42
28-Feb-02                   14,079.53                  15,391.51

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings


   1. United Stationers, Inc. ....  1.87%
   2. Cummins Engine Co., Inc. ...  1.59%
   3. ArvinMeritor, Inc. .........  1.37%
   4. Ishares Russell ............  1.37%
   5. Lafarge North America ,
      Inc. .......................  1.30%
   6. Briggs & Stratton Corp. ....  1.28%
   7. Harsco Corp. ...............  1.25%
   8. Associated Banc Corp. ......  1.20%
   9. Health Net, Inc. ...........  1.20%
  10. CNF Transportation .........  1.13%

MANAGEMENT OVERVIEW
A discussion with Banc One Investment Advisors Corporation
(Prior to January 1, 2002, Fiduciary Management Associates, Inc. served as sub-adviser)

How did the Fund perform relative to its benchmark?
The Fund has performed relatively well since our inclusion in the AIG VALIC fund list on January 1, 2002. First, small-cap value indices posted solid performance over this time period while other styles continued to struggle. In general, small value continues to exhibit better growth and valuation characteristics than its large cap or growth brethren. Second, the Fund's emphasis on cyclical earnings exposure as well as its valuation discipline yielded returns superior to the Russell 2000 Value benchmark. And third, we had a few individual names such as ArvinMeritor and Dana post very strong performance in the month as operating fundamentals look to improve significantly in a stronger economy. We continue to believe that the economic recovery will continue to favor cyclical exposure selling at attractive valuations. However, we realize that the environment will change and are evaluating ideas for appropriately positioning the portfolio.

What were the dominant portfolio themes?
We continue to emphasize low valuation and cyclically sensitive stocks.

Which portfolio holdings most enhanced the Fund's performance?
Our exposure to cyclical stocks in general helped drive our performance. In particular, names such as Centex Construction products, Ryder System, ArvinMeritor, and Dana Corp were both relatively large positions in the fund and were up from 25% to 50% in a short period of time.

Were there any disappointments in the Fund?
We own relatively larger more liquid financials but it has been the smaller less liquid financials that have performed well of late.

What is your outlook for the next fiscal period?
We believe we are in the early to mid innings of the cyclical recovery and are well positioned to participate in the economic advance. However, we remain vigilant for signs of change in the investment environment and thus opportunities to position the fund appropriately.


--------------------------------------------------------------------------------

 February 28, 2002                                              25
           SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 94.46%
               AIRLINES - 0.73%
       6,700 * Alaska Air Group, Inc. .........................   $      208,035
       4,300 * Atlas Air Worldwide Holdings, Inc. .............           38,786
         200   Old Dominion Freight Lines, Inc. ...............            2,580
                                                                  --------------
                                                                         249,401
                                                                  --------------
               APPAREL & PRODUCTS - 3.72%
       5,800   Angelica Corp. .................................           74,240
       1,346 * Dress Barn, Inc. ...............................           38,415
      11,450 * Footstar, Inc. .................................          318,310
       9,200   Kellwood Co. ...................................          222,456
       6,100 * Men's Wearhouse, Inc. ..........................          149,816
      14,900 * Nautica Enterprises, Inc. ......................          201,597
      12,200   UniFirst Corp. .................................          273,158
                                                                  --------------
                                                                       1,277,992
                                                                  --------------
               APPLIANCES/FURNISHINGS - 1.40%
       4,900   Bassett Furniture Industries, Inc. .............           84,280
      10,150   Haverty Furniture Companies, Inc. ..............          200,056
       1,450   Lancaster Colony Corp. .........................           48,503
      11,400   Oneida, Ltd. ...................................          148,770
                                                                  --------------
                                                                         481,609
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 1.37%
      16,700   ArvinMeritor, Inc. .............................          470,773
           0 * Hayes Lemmerz International, Inc. ..............                2
                                                                  --------------
                                                                         470,775
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.44%
       3,900   A.O. Smith Corp. ...............................           89,505
       5,000   Myers Industries, Inc. .........................           62,750
                                                                  --------------
                                                                         152,255
                                                                  --------------
               BANKS - 10.14%
      11,270   Associated Banc Corp. ..........................          413,158
       2,900   City National Corp. ............................          147,378
       4,300   Colonial BancGroup, Inc. .......................           61,361
       7,100   Commerce Bancshares, Inc. ......................          296,354
       3,600   Community First Bankshares, Inc. ...............           90,936
       7,700   Compass Bancshares, Inc. .......................          230,615
      13,850   First American Corp., Class A...................          274,091
       4,300   First Commonwealth Financial Corp. .............           52,890

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BANKS - (Continued)
      12,550   FirstMerit Corp. ...............................   $      343,619
         800   GBC Bancorp.....................................           26,192
       4,330   Humboldt Bancorp................................           43,300
       8,800   Instinet Group, Inc. ...........................           62,480
       4,355   Mercantile Bankcorp.............................           88,406
       1,900   Mercantile Bankshares Corp. ....................           83,239
       5,000   North Valley Bancorp............................           75,050
      12,400 * Silicon Valley Bancshares.......................          344,224
      10,100   Sovereign Bancorp, Inc. ........................          127,967
         640   Stifel Financial Corporation....................            7,565
       1,650   SWS Group, Inc. ................................           31,763
       6,800   Susquehanna Bancshares, Inc. ...................          156,264
       1,580   UMB Financial Corp. ............................           62,916
       2,200   Washington Trust Bancorp, Inc. .................           41,866
       6,000   Webster Financial Corp. ........................          210,360
       4,400   Whitney Holding Corp. ..........................          204,952
                                                                  --------------
                                                                       3,476,946
                                                                  --------------
               BUILDING MATERIALS - 4.20%
       4,260   Butler Manufacturing Co. .......................          106,415
       9,600   Centex Construction Productions, Inc. ..........          312,000
      11,950   HON Industries, Inc. ...........................          323,964
      12,800   Interface, Inc., Class A........................           63,360
      10,800   Lafarge North America , Inc. ...................          446,472
       3,100   Texas Industries, Inc. .........................          118,885
       4,700   Watsco, Inc. ...................................           70,265
                                                                  --------------
                                                                       1,441,361
                                                                  --------------
               CHEMICAL - 1.61%
       7,000   Applied Extrusion Technologies..................           50,750
       3,700   H.B. Fuller Co. ................................           98,716
      18,600   Olin Corp. .....................................          314,154
       3,600   Stepan Co. .....................................           89,496
                                                                  --------------
                                                                         553,116
                                                                  --------------
               COAL - 0.52%
       3,200   NACCO Industries, Inc., Class A.................          180,064
                                                                  --------------
               CONGLOMERATES - 0.45%
       6,200   Alexander & Baldwin, Inc. ......................          153,512
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               CONTAINERS - PAPER - 1.02%
       5,300   Rock-Tenn Co., Class A..........................   $      103,244
       4,450   Temple-Inland, Inc. ............................          247,821
                                                                  --------------
                                                                         351,065
                                                                  --------------
               ELECTRICAL EQUIPMENT - 0.35%
       4,500 * Benchmark Electronics, Inc. ....................          118,800
                                                                  --------------
               ELECTRONIC EQUIPMENT - 0.36%
       7,000 * Audiovox Corp., Class A.........................           46,270
       8,400   X-Rite, Inc. ...................................           76,440
                                                                  --------------
                                                                         122,710
                                                                  --------------
               ELECTRONIC INSTRUMENTS - 1.37%
       1,200 * Analogic Corp. .................................           48,120
      12,600   Cyberoptics Corporation.........................          132,300
       2,800 * Lattice Semiconductor Corp. ....................           48,104
       2,400   Park Electrochemical Corp. .....................           60,600
      15,100   Pioneer-Standard Electronics, Inc. .............          180,747
                                                                  --------------
                                                                         469,871
                                                                  --------------
               FINANCIAL SERVICES - 3.63%
       1,900 * Affiliated Managers Group, Inc. ................          126,597
       5,000   Allmerica Financial Corp. ......................          217,400
       6,650   Countrywide Credit Industries, Inc. ............          272,982
       6,300   Fidelity National Financial, Inc. ..............          167,076
       7,200   Nationwide Financial Services, Inc. ............          291,456
       2,600 * Triad Guaranty, Inc. ...........................          107,224
       3,060   WesBanco, Inc. .................................           62,730
                                                                  --------------
                                                                       1,245,465
                                                                  --------------
               FOODS - 1.57%
       6,300   Interstate Bakeries Corp. ......................          158,949
      17,250   Trinity Industries, Inc. .......................          378,292
                                                                  --------------
                                                                         537,241
                                                                  --------------
               FREIGHT - 4.41%
       6,200   Airborne Freight Corp. .........................          112,096
      12,500   CNF Transportation, Inc. .......................          387,625
       3,850 * J.B. Hunt Transport Services, Inc. .............           90,359
      13,200   Ryder System, Inc. .............................          370,920
       9,100   USFreightways Corp. ............................          327,600
       2,300   Werner Enterprises, Inc. .......................           54,464
       7,300 * Yellow Corp. ...................................          169,360
                                                                  --------------
                                                                       1,512,424
                                                                  --------------

--------------------------------------------------------------------------------

 26                                              February 28, 2002
     SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               HARDWARE & TOOLS - 1.24%
       1,300   Lawson Products, Inc. .........................   $       36,374
      11,300 * Snap-on, Inc. .................................          389,285
                                                                 --------------
                                                                        425,659
                                                                 --------------
               HEALTHCARE - 2.02%
       4,200 * Gentiva Health Services, Inc. .................          100,590
      16,950 * Health Net, Inc. ..............................          410,868
       6,900 * Ocular Sciences, Inc. .........................          181,470
                                                                 --------------
                                                                        692,928
                                                                 --------------
               HEAVY DUTY TRUCKS/PARTS - 2.24%
      13,100   Cummins Engine Co., Inc. ......................          544,698
      12,100   Dana Corp. ....................................          225,060
                                                                 --------------
                                                                        769,758
                                                                 --------------
               HOME BUILDERS - 0.72%
      10,150   Clayton Homes, Inc. ...........................          154,280
       5,450   National R V Holdings, Inc. ...................           54,500
       1,800 * Palm Harbor Homes, Inc. .......................           37,440
                                                                 --------------
                                                                        246,220
                                                                 --------------
               HOSPITAL SUPPLIES - 0.90%
       5,480 * Coherent, Inc. ................................          155,522
      10,650   Staar Surgical Company.........................           51,120
      11,600 * Theragenics Corp. .............................          102,776
                                                                 --------------
                                                                        309,418
                                                                 --------------
               HOUSEHOLD PRODUCTS - 0.35%
      10,300   Bush Industries, Inc., Class A.................          119,480
                                                                 --------------
               HUMAN RESOURCES - 0.75%
      12,000   Interphase Corporation.........................           59,400
       7,900   Kelly Services, Inc., Class A..................          199,633
                                                                 --------------
                                                                        259,033
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               0.00%
         405 * Clarent Corp. .................................              170
                                                                 --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               0.82%
         189 * Act Manufacturing, Inc. .......................   $           59
       8,700 * Adaptec, Inc. .................................           99,180
       7,800   CompX International, Inc., Class A.............          101,400
       4,100 * Electronics for Imaging, Inc. .................           79,540
                                                                 --------------
                                                                        280,179
                                                                 --------------
               INFORMATION PROCESSING -
               DATA SERVICES - 1.18%
       4,100 * FileNet Corp. .................................           67,199
       6,900 * Hyperion Solutions Corp. ......................          148,764
      11,600 * Paxar Corp. ...................................          189,660
       1,059 * StarMedia Network, Inc. .......................               69
         439 * USinternetworking, Inc. .......................                8
                                                                 --------------
                                                                        405,700
                                                                 --------------
               INSURANCE - CASUALTY - 1.01%
       2,200   American Financial Group, Inc. ................           57,904
       2,600   Commerce Group, Inc. ..........................           96,694
       3,790   Selective Insurance Group, Inc. ...............           87,132
       7,050   State Auto Financial Corp. ....................          106,314
                                                                 --------------
                                                                        348,044
                                                                 --------------
               INSURANCE - LIFE - 0.26%
       3,000   Reinsurance Group of America, Inc. ............           89,100
                                                                 --------------
               INSURANCE - MISCELLANEOUS - 0.75%
       5,450   Radian Group, Inc. ............................          254,352
                                                                 --------------
               INSURANCE - MULTILINE - 1.48%
       3,800   Alfa Corp. ....................................          103,360
       3,100   Amerus Group Co. ..............................          105,958
       3,000   FBL Financial Group, Inc., Class A.............           53,850
       3,480   LandAmerica Financial Group, Inc. .............          104,296
       4,400   Old Republic International Corp. ..............          140,624
                                                                 --------------
                                                                        508,088
                                                                 --------------
               LEISURE TIME - 0.87%
      11,000   Brunswick Corp. ...............................          296,890
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MACHINERY - CONSTRUCTION & CONTRACTS - 0.61%
       3,800 * Astec Industries, Inc. .........................   $       58,862
       7,100 * CDI Corp. ......................................          149,810
                                                                  --------------
                                                                         208,672
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 5.01%
      11,910   AAR Corp. ......................................           88,134
      20,400   Applied Industrial Technologies, Inc. ..........          387,192
      10,800 * Asyst Technologies, Inc. .......................          181,224
       9,300   Briggs & Stratton Corp. ........................          438,495
       8,750 * Kulicke & Soffa Industries, Inc. ...............          154,175
       1,300   Lincoln Electric Holdings, Inc. ................           33,761
       3,000 * SPS Technologies, Inc. .........................          115,110
       3,900   Tecumseh Products Co., Class A..................          195,780
       1,800   Tennant Co. ....................................           63,450
       4,000   Watts Industries, Inc., Class A.................           63,400
                                                                  --------------
                                                                       1,720,721
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.57%
       6,810   West Pharmaceutical Services, Inc. .............          197,150
                                                                  --------------
               MERCHANDISING - SPECIALTY - 5.66%
       4,700   Arctic Cat, Inc. ...............................           83,895
      10,850   Brookstone Incorporated.........................          158,410
       2,200 * Borders Group, Inc. ............................           47,058
      12,600   Casey's General Stores, Inc. ...................          152,082
      11,000   Ikon Office Solutions, Inc. ....................          147,400
      18,300 * REX Stores Corp. ...............................          272,670
       3,850 * Tractor Supply Co. .............................          166,744
      16,350 * United Stationers, Inc. ........................          641,737
       6,200 * Zale Corp. .....................................          271,126
                                                                  --------------
                                                                       1,941,122
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 0.38%
      10,900 * Bon-Ton Stores, Inc. ...........................           37,060
      10,280 * Stein Mart, Inc. ...............................           94,268
                                                                  --------------
                                                                         131,328
                                                                  --------------

--------------------------------------------------------------------------------

 February 28, 2002                                              27
     SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - FOOD - 0.52%
          21   Farmer Brothers Co. ............................   $        6,021
       4,300   Ruddick Corp. ..................................           65,059
       4,400 * Smithfield Foods, Inc. .........................          108,680
                                                                  --------------
                                                                         179,760
                                                                  --------------
               MERCHANDISING - MASS - 0.03%
      12,600 * Brightpoint, Inc. ..............................           10,584
                                                                  --------------
               METALS - 3.78%
      16,200   Brush Wellman, Inc. ............................          177,390
      13,300 * Chase Industries, Inc. .........................          132,335
      11,600   Harsco Corp. ...................................          430,592
      16,900   Intermet Corp. .................................           76,726
       7,000 * Mueller Industries, Inc. .......................          224,560
       6,300   Ryerson Tull, Inc. .............................           67,473
       2,900   Steel Technologies Inc. ........................           25,491
      16,300 * Wolverine Tube, Inc. ...........................          146,700
       1,000   Worthington Industries, Inc. ...................           14,710
                                                                  --------------
                                                                       1,295,977
                                                                  --------------
               MISCELLANEOUS - 0.89%
       7,450   Pxre Group Limited Bermuda......................          149,000
       9,300 * Wackenhut Corp. ................................          154,938
                                                                  --------------
                                                                         303,938
                                                                  --------------
               MOBILE HOMES - 0.58%
       5,300   Coachmen Industries, Inc. ......................           94,870
      10,600   Fleetwood Enterprises, Inc. ....................          105,788
                                                                  --------------
                                                                         200,658
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 1.15%
       7,700   Ashland Oil, Inc. ..............................          334,103
       5,100 * Tesoro Petroleum Corp. .........................           59,670
                                                                  --------------
                                                                         393,773
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               OIL - SERVICE - PRODUCTS - 1.32%
       8,700 * Maverick Tube Corp. ............................   $      120,930
      13,250   Ocean Energy, Inc. .............................          241,812
       9,900 * Parker Drilling Co. ............................           41,679
       3,700 * Pride International, Inc. ......................           47,656
                                                                  --------------
                                                                         452,077
                                                                  --------------
               OIL - SERVICES - 0.80%
       7,800   York International Corp. .......................          273,000
                                                                  --------------
               OIL/GAS PRODUCERS - 1.10%
       5,900   Helmerich & Payne, Inc. ........................          199,066
       4,200   Valero Energy Corp. ............................          179,886
                                                                  --------------
                                                                         378,952
                                                                  --------------
               PAPER/FOREST PRODUCTS - 0.17%
       2,600   Universal Forest Products, Inc. ................           59,150
                                                                  --------------
               PUBLISHING/PRINTING - 0.72%
       3,600   Banta Corp. ....................................          120,168
      10,100   Bowne & Co., Inc. ..............................          126,250
                                                                  --------------
                                                                         246,418
                                                                  --------------
               RAILROAD - 0.26%
       2,900   GATX Corp. .....................................           88,798
                                                                  --------------
               REAL ESTATE INVESTMENT TRUSTS - 4.26%
       3,600   Colonial Properties Trust.......................          119,196
       8,400   Developers Diversified Realty Corp. ............          169,764
      14,980   Felcor Lodging Trust, Inc. .....................          287,616
       4,300   First Industrial Realty Trust, Inc. ............          137,815
      10,500   Great Lakes REIT, Inc. .........................          167,790
       7,950   Highwoods Properties, Inc. .....................          212,980
       3,400   Prentiss Properties Trust.......................           95,540
      10,800   Thornburg Mortgage Asset Corp. .................          213,840
       4,100   United Dominion Realty Trust, Inc. .............           57,810
                                                                  --------------
                                                                       1,462,351
                                                                  --------------
               RESTAURANTS - 1.95%
      10,050   Bob Evans Farms, Inc. ..........................          278,686
       3,300   CBRL Group, Inc. ...............................          101,277
       3,000 * O'Charley's, Inc. ..............................           61,080
      15,900 * Steak n Shake Co. ..............................          228,642
                                                                  --------------
                                                                         669,685
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SAVINGS & LOAN - 0.77%
      10,120   Washington Federal, Inc. .......................   $      262,513
                                                                  --------------
               SECURITIES RELATED - 0.78%
       4,900   A.G. Edwards, Inc. .............................          200,165
       2,100   Raymond James Financial, Inc. ..................           66,780
                                                                  --------------
                                                                         266,945
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 1.13%
       3,000 * Cognex Corp. ...................................           69,330
       3,600 * Dupont Photomasks, Inc. ........................          154,728
       3,400 * LAM Research Corp. .............................           73,576
       3,600 * Veeco Instruments, Inc. ........................           90,036
                                                                  --------------
                                                                         387,670
                                                                  --------------
               SEMICONDUCTORS - 3.32%
       9,100 * Actel Corp. ....................................          163,163
       3,750   Avnet, Inc. ....................................           98,475
       9,600   Cohu, Inc. .....................................          221,184
      16,750 * Credence Systems Corp. .........................          262,640
      10,100 * Electroglas, Inc. ..............................          155,742
       2,560 * Exar Corp. .....................................           46,950
          68 * MRV Communications, Inc. .......................              171
      14,900   Parlex Corporation..............................          190,720
                                                                  --------------
                                                                       1,139,045
                                                                  --------------
               TELECOMMUNICATIONS - 0.26%
       3,700 * Adtran, Inc. ...................................           89,170
                                                                  --------------
               TEXTILE - PRODUCTS - 1.75%
       8,100   G & K Services, Inc., Class A...................          287,550
      24,200 * Unifi, Inc. ....................................          176,176
       9,300   Wellman, Inc. ..................................          135,780
                                                                  --------------
                                                                         599,506
                                                                  --------------
               UTILITIES - ELECTRIC - 3.29%
       4,000   Alliant Energy Corp. ...........................   $      116,040
       4,250   Black Hills Corp. ..............................          117,640
       3,450   Hawaiian Electric Industries, Inc. .............          147,798
       4,250   Idacorp, Inc. ..................................          162,562
       1,700   Madison Gas & Electric Co. .....................           45,186
       4,300   PMN Resources, Inc. ............................          115,842
       2,100   United Illuminating Co. ........................          115,437
      12,800   Wisconsin Energy Corp. .........................          309,376
                                                                  --------------
                                                                       1,129,881
                                                                  --------------

--------------------------------------------------------------------------------

 28                                              February 28, 2002
     SMALL CAP VALUE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
             UTILITIES - GAS, DISTRIBUTION - 1.26%
      10,450 Northwest Natural Gas Co. ........................   $      275,253
       1,260 Piedmont Natural Gas Co., Inc. ...................           40,333
       4,700 Vectren Corp. ....................................          117,500
                                                                  --------------
                                                                         433,086
                                                                  --------------
             UTILITIES - GAS, PIPELINE - 0.03%
         580 ONEOK, Inc. ......................................           10,579
                                                                  --------------
             UTILITIES - MISCELLANEOUS - 0.23%
       2,750 MDU Resources Group, Inc. ........................           80,163
                                                                  --------------
             TOTAL COMMON STOCK
             (Cost $31,768,298)................................       32,412,298
                                                                  --------------
             EXCHANGE - TRADED FUND - 1.37%
       3,600 Ishares Russell (Cost $457,268)...................          470,520
                                                                  --------------

     PAR
    VALUE

------
             SHORT-TERM INVESTMENTS - 1.87%
             REPURCHASE AGREEMENT
 $   643,000 State Street Bank, 1.78% dated 02/28/02, to be
             repurchased at $643,032 on 03/01/02,
             collateralized by Federal National Mortgage
             Association, 6.38% on 06/15/09, with a market
             value of $665,135 (Cost $643,000)................          643,000
                                                                 --------------
             TOTAL INVESTMENTS
             (Cost $32,868,566) - 97.70%......................       33,525,818
                                                                 --------------
             Other assets and liabilities,
             net - 2.30%......................................          788,668
                                                                 --------------
             NET ASSETS - 100%................................   $   34,314,486
                                                                 --------------

    * Non-income producing

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 February 28, 2002   SOCIALLY RESPONSIBLE FUND (Unaudited)      29
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
  (1.63%)                        (9.33%)                                           2.56%

*September 21, 1998
(a)Average annual total returns are net of expenses.



                                    [CHART]

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings


   1. General Electric Co.........  3.42%
   2. Pfizer, Inc.................  2.99%
   3. Citigroup, Inc..............  2.96%
   4. Microsoft Corp..............  2.93%
   5. Johnson & Johnson...........  2.73%
   6. Wal-Mart Stores, Inc........  2.30%
   7. Coca-Cola Co................  1.90%
   8. International Business
      Machines....................  1.87%
   9. SBC Communications, Inc.....  1.76%
  10. Intel Corp..................  1.69%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, there was no sub-adviser. The Fund adviser is VALIC.)

How did the Fund perform relative to its benchmark?
For the six month period ended February 28, 2002, the Socially Responsible Fund, with a return of (1.63)%, performed as expected by closely tracking the performance of its benchmark, the S&P 500 Index, which returned (1.67)% over the same period.

Which portfolio holdings most enhanced the Fund's performance?
For the March quarter, the materials sector performed best, leading the index with a +11.1% return. Gold miner Newmont Mining and manufacturer Ball led this sector.

Were there any disappointments in the Fund?
The worst performing sector during the quarter was telecomm services, dropping 15.31% during the quarter. The sector's worst performer was wireless provider, Sprint-PCS.

What is your outlook for the next fiscal period?
A new uncertainty has entered the picture. Escalating Middle East violence has caused oil prices to spike. This combined with the backup in interest rates might dampen the profit recovery. How events unfold in this volatile region could create a bumpy ride for the stock market in the next few months. Absent further escalation, we remain optimistic about the outlook as we currently have an environment favorable to recovery.

--------------------------------------------------------------------------------

 30                                              February 28, 2002
        SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               COMMON STOCK - 95.39%
               ADVERTISING - 0.30%
         376   Omnicom Group, Inc. ............................   $       35,171
                                                                  --------------
               AEROSPACE/DEFENSE - 0.26%
       1,320   Perkinelmer, Inc. ..............................           30,360
                                                                  --------------
               AIRLINES - 0.10%
         550   UAL Corp. ......................................            7,051
         900 * US Airways Group, Inc. .........................            4,788
                                                                  --------------
                                                                          11,839
                                                                  --------------
               AUTO - CARS - 0.18%
       1,300   Delphi Automotive Systems Corp. ................           20,787
                                                                  --------------
               AUTO - ORIGINAL EQUIPMENT - 0.23%
         200   Autoliv, Inc. ..................................            4,730
         380   Borg-Warner, Inc. ..............................           22,857
                                                                  --------------
                                                                          27,587
                                                                  --------------
               AUTO - REPLACEMENT PARTS - 0.16%
         150 * SPX Corp. ......................................           18,977
                                                                  --------------
               BANKS - 8.75%
       2,170   Bank of America Corp. ..........................          138,771
       1,700   Bank of New York Co., Inc. .....................           63,988
       1,620   BankOne Corp. ..................................           58,061
       7,750   Citigroup, Inc. ................................          350,688
       1,246   FleetBoston Financial Corp. ....................           41,591
         802   GreenPoint Financial Corp. .....................           35,288
       3,750   J.P. Morgan Chase & Co. ........................          109,688
       1,000   Mellon Financial Corp. .........................           36,000
         380   PNC Financial Services Group....................           20,877
         380 * Silicon Valley Bancshares.......................           10,549
       1,050   SunTrust Banks, Inc. ...........................           65,930
         500   Trustmark Corp. ................................           12,210
         770   Union Planters Corp. ...........................           35,851
       1,210   Wells Fargo Co. ................................           56,749
                                                                  --------------
                                                                       1,036,241
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               BEVERAGE - SOFT DRINKS - 3.52%
       4,750   Coca-Cola Co. ..................................   $      225,102
       3,800   PepsiCo, Inc. ..................................          191,900
                                                                  --------------
                                                                         417,002
                                                                  --------------
               BROADCASTING - 1.15%
         150 * Cablevision Systems Corp., Class A..............            5,385
         240 * Clear Channel Communications, Inc. .............           11,189
       1,320 * Comcast Corp., Class A..........................           44,708
         500 * Cox Communications, Inc., Class A...............           18,425
       1,203 * Viacom, Inc., Class B...........................           56,000
                                                                  --------------
                                                                         135,707
                                                                  --------------
               BUILDING MATERIALS - 0.31%
         800   Lowe's Companies, Inc. .........................           36,200
                                                                  --------------
               CHEMICAL - 1.09%
         650   PPG Industries, Inc. ...........................           33,378
       1,010   Praxair, Inc. ..................................           58,479
         760   Sigma Aldrich Corp. ............................           34,648
       1,250 * W.R. Grace & Co. ...............................            2,813
                                                                  --------------
                                                                         129,318
                                                                  --------------
               CONGLOMERATES - 1.18%
         770   ITT Industries, Inc. ...........................           45,430
       3,250   Tyco International, Ltd. .......................           94,575
                                                                  --------------
                                                                         140,005
                                                                  --------------
               CONTAINERS - METAL/GLASS - 0.13%
       2,300   Corning, Inc. ..................................           15,479
                                                                  --------------
               COSMETICS/TOILETRIES - 5.02%
         760   Avon Products, Inc. ............................           39,284
      10,520   General Electric Co. ...........................          405,020
       1,750   Procter & Gamble Co. ...........................          148,383
                                                                  --------------
                                                                         592,687
                                                                  --------------
               DRUGS - 9.43%
       1,730   Abbott Laboratories.............................           97,831
         500   Allergan, Inc. .................................           32,420
         420 * Barr Laboratories, Inc. ........................           28,665
       1,150 * Biogen, Inc. ...................................           61,123
       3,650   Bristol Myers Squibb Co. .......................          171,550

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               DRUGS - Continued
       1,590   Eli Lilly and Co. ..............................   $      120,411
       1,057 * IVAX Corp. .....................................           17,969
       2,650   Merck & Co., Inc. ..............................          162,524
       8,650   Pfizer, Inc. ...................................          354,304
       1,990   Schering-Plough Corp. ..........................           68,635
                                                                  --------------
                                                                       1,115,432
                                                                  --------------
               ELECTRONIC EQUIPMENT - 1.05%
         230 * Amphenol Corp., Class A.........................            9,701
         751 * Arrow Electronics, Inc. ........................           20,127
         300   AVX Corp. ......................................            5,421
         951   Emerson Electric Co. ...........................           54,768
       1,002 * Kemet Corp. ....................................           16,323
       1,400 * Palm, Inc. .....................................            4,228
         450   Symbol Technologies, Inc. ......................            3,883
         545 * Vishay Intertechnology, Inc. ...................            9,652
                                                                  --------------
                                                                         124,103
                                                                  --------------
               ENTERTAINMENT - 2.47%
       5,830 * AOL Time Warner, Inc. ..........................          144,584
       1,510   Carnival Corp., Class A.........................           41,208
       2,380   Mattel, Inc. ...................................           45,101
         600 * Metro-Goldwyn-Mayer, Inc. ......................           10,320
       2,228   Walt Disney Co. ................................           51,244
                                                                  --------------
                                                                         292,457
                                                                  --------------
               FINANCIAL SERVICES - 1.88%
         500 * AmeriCredit Corp. ..............................           11,675
          50   American Express Co. ...........................            1,823
         200   Capital One Financial Corp. ....................            9,854
         250 * Convergys Corp. ................................            7,622
         540   Eaton Vance Corp. ..............................           20,628
         880   Household International, Inc. ..................           45,320
       2,120   John Hancock Financial Services, Inc. ..........           81,429
       1,252   MBNA Corp. .....................................           43,419
                                                                  --------------
                                                                         221,770
                                                                  --------------

--------------------------------------------------------------------------------

 February 28, 2002                                              31
  SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               FOODS - 1.41%
         880   Campbell Soup Co. ..............................   $       23,531
       1,940   ConAgra, Inc. ..................................           45,415
         380 * Dean Foods Co. .................................           27,235
         250   H J Heinz Co. ..................................           10,193
         250   Hershey Foods Corp. ............................           17,663
       2,070   Sara Lee Corp. .................................           43,304
                                                                  --------------
                                                                         167,341
                                                                  --------------
               FREIGHT - 0.16%
       1,060   Airborne Freight Corp. .........................           19,165
                                                                  --------------
               GOVERNMENT SPONSORED - 1.55%
       1,152   Freddie Mac.....................................           73,428
       1,402   Fannie Mae......................................          109,707
                                                                  --------------
                                                                         183,135
                                                                  --------------
               HEALTHCARE - 0.90%
         750   Cardinal Health, Inc. ..........................           49,567
       1,250   IMS Health, Inc. ...............................           25,000
         870 * Oxford Health Plans, Inc. ......................           31,625
                                                                  --------------
                                                                         106,192
                                                                  --------------
               HOME BUILDERS - 0.39%
         500   Lennar Corp. ...................................           27,605
         350   Pulte Corp. ....................................           18,179
                                                                  --------------
                                                                          45,784
                                                                  --------------
               HOSPITAL MANAGEMENT - 0.80%
       1,010   HCA, Inc. ......................................           41,137
         400 * Orthodontic Centers of America, Inc. ...........            9,976
         760 * Tenet Healthcare Corp. .........................           43,890
                                                                  --------------
                                                                          95,003
                                                                  --------------
               HOSPITAL SUPPLIES - 3.33%
       5,300   Johnson & Johnson...............................          322,770
         760 * St. Jude Medical, Inc. .........................           59,508
         325 * Zimmer Holdings, Inc. ..........................           11,622
                                                                  --------------
                                                                         393,900
                                                                  --------------
               HOUSEHOLD PRODUCTS - 0.54%
       1,150   Colgate-Palmolive Co. ..........................           64,377
                                                                  --------------

   NUMBER
  OF SHARES                                                       MARKET VALUE

-------------------------------------------------------------------------------
               INFORMATION PROCESSING - 0.25%
         670 * Quanta Services, Inc. .........................   $       10,331
         920 * Sybase, Inc. ..................................           15,521
       1,250   Transmeta Corp. ...............................            3,825
                                                                 --------------
                                                                         29,677
                                                                 --------------
               INFORMATION PROCESSING - BUSINESS SOFTWARE -
               4.01%
         100 * DST Systems, Inc. .............................            4,169
         250 * Inktomi Corp. .................................            1,092
       5,950 * Microsoft Corp. ...............................          347,123
         735 * Openwave Systems, Inc. ........................            4,109
       5,900 * Oracle Corp. ..................................           98,058
         547 * Veritas Software Corp. ........................           19,413
                                                                 --------------
                                                                        473,964
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER HARDWARE -
               1.26%
       1,630   Compaq Computer Corp. .........................           16,528
       1,000 * Dell Computer Corp. ...........................           24,690
       3,050   Hewlett-Packard Co. ...........................           61,366
         300 * Lexmark International Group, Inc., Class A.....           14,913
       3,760 * Sun Microsystems, Inc. ........................           31,998
                                                                 --------------
                                                                        149,495
                                                                 --------------
               INFORMATION PROCESSING - COMPUTER SERVICES -
               1.97%
         620 * Ariba, Inc. ...................................            2,747
         930   Automatic Data Processing, Inc. ...............           49,020
         100 * Ceridian Corp. ................................            1,860
          50 * Checkfree Holdings Corp. ......................              698
         300 * CMG Information Services, Inc. ................              441
         760   Electronic Data Systems Corp. .................           44,863
       1,270   First Data Corp. ..............................          103,530
         800   Paychex, Inc. .................................           29,560
                                                                 --------------
                                                                        232,719
                                                                 --------------
               INFORMATION PROCESSING - CONSUMER SOFTWARE -
               0.54%
         550 * Intuit, Inc. ..................................           20,839
       1,060 * Symantec Corp. ................................           38,224
         200 * VeriSign, Inc. ................................            4,746
                                                                 --------------
                                                                         63,809
                                                                 --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               INFORMATION PROCESSING -
               DATA SERVICES - 2.77%
         250   Adobe Systems, Inc. ............................   $        9,095
       2,130 * Cendant Corp. ..................................           37,084
         390   Computer Associates International, Inc. ........            6,349
       2,240 * EMC Corp. ......................................           24,416
       2,260   International Business Machines.................          221,751
       1,000 * Paxar Corp. ....................................           16,350
       1,100 * Solectron Corp. ................................            9,097
         250   Storagenetworks, Inc. ..........................              815
         100   Total Systems Services, Inc. ...................            2,310
                                                                  --------------
                                                                         327,267
                                                                  --------------
               INFORMATION PROCESSING - NETWORKING - 0.85%
         200 * 3Com Corp. .....................................              960
       6,750 * Cisco Systems, Inc. ............................           96,323
       1,750   Corvis Corp. ...................................            1,995
         150 * Juniper Networks, Inc. .........................            1,398
                                                                  --------------
                                                                         100,676
                                                                  --------------
               INSURANCE - CASUALTY - 0.32%
         501   Chubb Corp. ....................................           37,645
                                                                  --------------
               INSURANCE - LIFE - 0.62%
         840   Lincoln National Corp. .........................           43,017
         760   Torchmark Corp. ................................           30,544
                                                                  --------------
                                                                          73,561
                                                                  --------------
               INSURANCE - MULTILINE - 2.77%
         760   AFLAC, Inc. ....................................           19,532
       1,260   Allstate Corp. .................................           44,125
       1,129 + American International Group, Inc. .............           83,512
       1,252   CIGNA Corp. ....................................          112,305
         350   Hartford Financial Services Group, Inc. ........           23,450
         350   PMI Group, Inc. ................................           24,798
         620   Old Republic International Corp. ...............           19,815
                                                                  --------------
                                                                         327,537
                                                                  --------------

--------------------------------------------------------------------------------

 32                                              February 28, 2002
  SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               LODGING - 0.58%
       3,260   Hilton Hotels Corp. ............................   $       41,924
       2,520   Host Marriott Corp. ............................           27,216
                                                                  --------------
                                                                          69,140
                                                                  --------------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 2.69%
         380 * American Standard Companies, Inc. ..............           24,814
         760   Dover Corp. ....................................           30,073
         650   Ingersoll Rand Company, Ltd. ...................           32,500
         760   Johnson Controls, Inc. .........................           67,457
       3,750   Tidewater, Inc. ................................          146,175
         420   Westamerica Bancorp. ...........................           17,275
           1   Worldcom Incorporated Georgia New...............                7
                                                                  --------------
                                                                         318,301
                                                                  --------------
               MEDICAL TECHNOLOGY - 0.27%
         670 * Genentech, Inc. ................................           31,624
                                                                  --------------
               MERCHANDISE - DRUG - 0.80%
         770   CVS Corp. ......................................           21,036
         500 * Express Scripts, Inc., Class A..................           25,885
       1,200   Walgreen Co. ...................................           48,288
                                                                  --------------
                                                                          95,209
                                                                  --------------
               MERCHANDISING - SPECIALTY - 1.75%
         200 * Best Buy Co., Inc. .............................           13,480
         760 * BJ's Wholesale Club, Inc. ......................           31,274
         400   Capstone Turbine Corp. .........................            1,104
       2,500   Home Depot, Inc. ...............................          125,000
         200   TJX Companies, Inc. ............................            7,594
       1,590 * Toys "R" Us, Inc. ..............................           28,318
                                                                  --------------
                                                                         206,770
                                                                  --------------
               MERCHANDISING - DEPARTMENT - 1.19%
       2,260   May Department Stores Co. ......................           82,806
       1,380   Target Corp. ...................................           57,822
                                                                  --------------
                                                                         140,628
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               MERCHANDISING - FOOD - 0.89%
       1,520 * Safeway, Inc. ..................................   $       65,330
       1,350   SYSCO Corp. ....................................           39,919
                                                                  --------------
                                                                         105,249
                                                                  --------------
               MERCHANDISING - MASS - 2.75%
       1,010   Sears, Roebuck and Co. .........................           53,106
       4,390   Wal-Mart Stores, Inc. ..........................          272,224
                                                                  --------------
                                                                         325,330
                                                                  --------------
               METALS - 0.10%
         350   Precision Castparts Corp. ......................           11,288
                                                                  --------------
               MULTIMEDIA - 0.18%
       1,000 * Cadence Design Systems, Inc. ...................           21,150
                                                                  --------------
               NATURAL GAS - DIVERSIFIED - 0.19%
       1,000   Questar Corp. ..................................           22,330
                                                                  --------------
               OIL - INTEGRATED DOMESTIC - 0.73%
       2,000   Ashland Oil, Inc. ..............................           86,780
                                                                  --------------
               OIL - SERVICE - PRODUCTS - 1.18%
       3,750 * BJ Services Co. ................................          124,313
         330 * Cooper Cameron Corp. ...........................           14,817
                                                                  --------------
                                                                         139,130
                                                                  --------------
               OIL - SERVICES - 1.36%
       2,500   Baker Hughes, Inc. .............................           88,275
       1,250   Halliburton Co. ................................           20,575
         500 * Rowan Companies, Inc. ..........................            9,325
         740   Schlumberger, Ltd. .............................           43,075
                                                                  --------------
                                                                         161,250
                                                                  --------------
               OIL/GAS PRODUCERS - 0.36%
       1,260   Helmerich & Payne, Inc. ........................           42,512
                                                                  --------------
               PAPER/FOREST PRODUCTS - 1.37%
         250   Bowater, Inc. ..................................           12,887
       1,770   Kimberly-Clark Corp. ...........................          110,802
         760   Rayonier, Inc. .................................           38,441
                                                                  --------------
                                                                         162,130
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               POLLUTION CONTROL - 0.07%
         630 * Allied Waste Industries, Inc. ..................   $        8,222
                                                                  --------------
               PUBLISHING - 1.10%
       1,280   Gannett Co., Inc. ..............................           97,510
         500   McGraw-Hill Companies, Inc. ....................           32,900
                                                                  --------------
                                                                         130,410
                                                                  --------------
               RAILROAD - 0.77%
       1,270   Burlington Northern Santa Fe Corp. .............           36,855
         900   Union Pacific Corp. ............................           54,603
                                                                  --------------
                                                                          91,458
                                                                  --------------
               RESTAURANTS - 0.43%
         250   Darden Restaurants, Inc. .......................           10,570
         500 * Starbucks Corp. ................................           11,505
         920   Wendy's International, Inc. ....................           28,529
                                                                  --------------
                                                                          50,604
                                                                  --------------
               SAVINGS & LOAN - 0.86%
         660   Golden State Bancorp, Inc. .....................           20,117
       2,504   Washington Mutual, Inc. ........................           81,455
                                                                  --------------
                                                                         101,572
                                                                  --------------
               SECURITIES RELATED - 0.57%
         960   Bear Stearns Co., Inc. .........................           52,886
         250   Lehman Brothers Holdings, Inc. .................           14,125
                                                                  --------------
                                                                          67,011
                                                                  --------------
               SEMICONDUCTOR EQUIPMENT - 0.28%
         760 * Applied Materials, Inc. ........................           33,037
                                                                  --------------
               SEMICONDUCTORS - 3.74%
       1,250 * Advanced Micro Devices, Inc. ...................           16,875
         380 * Analog Devices, Inc. ...........................           14,140
         300 * Atmel Corp. ....................................            2,169
         250 * Cirrus Logic, Inc. .............................            3,858
          80 * Cypress Semiconductor Corp. ....................            1,588
       1,000 * Fairchild Semiconductor Corp., Class A..........           25,750
         320 * Integrated Device Technology, Inc. .............            8,182
       7,010   Intel Corp. ....................................          200,135

--------------------------------------------------------------------------------

 February 28, 2002                                              33
  SOCIALLY RESPONSIBLE FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               SEMICONDUCTORS - Continued
         400 * LSI Logic Corp. ................................   $        5,996
         630 * Micron Technology, Inc. ........................           20,254
       3,900   Motorola, Inc. .................................           50,700
         510 * National Semiconductor Corp. ...................           12,827
       1,200   Rockwell International Corp. ...................           23,700
       1,900   Texas Instruments, Inc. ........................           55,765
                                                                  --------------
                                                                         441,939
                                                                  --------------
               TELECOMMUNICATIONS - 4.11%
       1,330   Alltel Corp. ...................................           74,014
       3,496   AT&T Corp. .....................................           54,328
       1,800 * AT&T Wireless Services, Inc. ...................           18,162
         655 * Global Crossing, Ltd. ..........................               43
       5,650   Lucent Technologies, Inc. ......................           31,584
         480 * Nextel Communications, Inc. Class A.............            2,395
       3,730   Nortel Networks Corp. ..........................           18,911
       1,150 * QUALCOMM, Inc. .................................           38,237
         801   Qwest Communications International, Inc. .......            6,969
         650 * Sanmina Corp. ..................................            6,598
         500   Scientific-Atlanta, Inc. .......................           11,185
         720 * Sprint Corp. (PCS Group)........................            6,660
         400 * Telecorp PCS, Inc., Class A.....................            3,608
         430 * Tellabs, Inc. ..................................            4,412
       3,700   Verizon Communications, Inc. ...................          173,160
       4,765 * Worldcom, Inc. .................................           35,833
                                                                  --------------
                                                                         486,099
                                                                  --------------
               UTILITIES - COMMUNICATION - 2.99%
       3,400   BellSouth Corp. ................................          131,784
       5,506   SBC Communications, Inc. .......................          208,347
       1,000   Sprint Corp. - FON..............................           14,090
                                                                  --------------
                                                                         354,221
                                                                  --------------

   NUMBER
  OF SHARES                                                        MARKET VALUE

--------------------------------------------------------------------------------
               UTILITIES - ELECTRIC - 1.13%
         700 * Calpine Corp. ..................................   $        5,145
       1,000   DQE, Inc. ......................................           20,500
       2,000 * Mirant Corp. ...................................           17,360
       1,080   OGE Energy Corp. ...............................           23,684
       3,150   Puget Energy, Inc. .............................           68,040
                                                                  --------------
                                                                         134,729
                                                                  --------------
               UTILITIES - GAS, DISTRIBUTION - 1.15%
         760   AGL Resources, Inc. ............................           16,910
       1,100   Aquila, Inc. ...................................           24,244
       3,900   National Fuel Gas Co. ..........................           95,355
                                                                  --------------
                                                                         136,509
                                                                  --------------
               UTILITIES - GAS, PIPELINE - 0.15%
         380   ONEOK, Inc. ....................................            6,931
         300   Peoples Energy Corp. ...........................           11,145
                                                                  --------------
                                                                          18,076
                                                                  --------------
               TOTAL COMMON STOCK
               (Cost $12,463,342)..............................       11,285,077
                                                                  --------------

     PAR
    VALUE

------
             SHORT-TERM INVESTMENTS - 4.59%
             COMMERCIAL PAPER - 0.51%
 $    60,000 United States Treasury Bills:
             1.75% due 04/04/02...............................           59,904
                                                                 --------------
             REPURCHASE AGREEMENT - 4.08%
     483,000 State Street Bank, 1.78% dated 02/28/02, to be
             repurchased at $483,024 on 03/01/02,
             collateralized by Federal National Mortgage
             Association, 6.38% on 06/15/09, with a market
             value of $497,499................................          483,000
                                                                 --------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost $542,904)..................................          542,904
                                                                 --------------

                                                                   MARKET VALUE

--------------------------------------------------------------------------------
             TOTAL INVESTMENTS
             (Cost $13,006,246) - 99.98%.......................   $   11,827,981
                                                                  --------------
             Other assets and liabilities,
             net - 0.02%.......................................            2,037
                                                                  --------------
             NET ASSETS - 100%.................................   $   11,830,018
                                                                  --------------

    *Non-income producing
     + Security represents an investment in an affiliated company

                                                                  UNREALIZED
CONTRACTS                                                        DEPRECIATION

-------------------------------------------------------------------------------
    FUTURES CONTRACTS PURCHASED(/1/)
    (Delivery month/Value at 02/28/02)
 9(/2/)S&P 500 Futures
       (March 2002/$1,107)..................................... $      (15,509)
                                                                --------------

(/1/)U.S. Treasury Bills with a market value of $59,904 were maintained in a segregated account with a portion placed as collateral for futures contracts.

(/2/) Per 250.

SEE NOTES TO FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

 34                                              February 28, 2002
                       HIGH YIELD BOND FUND (Unaudited)
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
  (1.98%)                        (2.32%)                                           2.02%

*September 21, 1998
(a)Average annual total returns are net of expenses.


                 AG High Yield           Salomon Bros
                   Bond Fund           High Yield Index
21-Sep-98         $10,000.00              $10,000.00
26-Feb-99          10,705.47               10,416.56
31-Aug-99          10,539.62               10,429.99
29-Feb-00          10,828.40               10,467.00
31-Aug-00          11,172.83               10,570.41
28-Feb-01          10,964.75               10,727.17
31-Aug-01          10,927.15               10,589.64
28-Feb-02          10,710.86               10,402.41
 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings

   1. Frontiervision Holding LP,
      11.88% due 09/15/07.........  1.73%
   2. Horseshoe Gaming, LLC,
      8.63% due 05/15/09..........  1.40%
   3. CSC Holdings, Inc.,
      7.63% due 04/04/11..........  1.32%
   4. Unova, Inc.,
      6.88% due 03/15/05..........  1.23%
   5. Charter Communications
      Holdings,
      10.75% due 10/01/09.........  1.20%
   6. Calpine Canada Energy
      Finance ULC,
      8.50% due 05/01/08..........  1.17%
   7. Leviathan Gas Pipeline,
      10.38% due 06/01/09.........  1.15%
   8. Omega Healthcare Invesment,
      Inc.,
      6.95% due 06/15/02..........  1.09%
   9. Broadwing Communications,
      Inc.........................  1.09%
  10. Edison Mission Energy,
      10.00% due 08/15/08.........  1.05%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as subadviser.)

How did the Fund perform relative to its benchmark?
For the six month period ending February 28, 2002, the portfolio had a return of -1.98% versus the Salomon Brothers High-Yield Market Index return of -1.77% for the same period.

What were the dominant portfolio themes?
Starting in the first half of calendar 2001, we became increasingly concerned about a significant economic slowdown in the U.S. As a result, we positioned the portfolio a little more conservatively with higher B and BB rated bonds and moved the overweights into sectors that were more defensive. The tragic events of September 11 accelerated this slowdown into an economic recession. The Fund performed extremely well in September but gave back a lot of this outperformance in the market snap back in October and November. Due to the September 11 events, we became more concerned about the recession and moved more conservatively. Unfortunately, this strategy caused to underperform in the first two months of 2002 due to the solid market recovery. We have recently slightly increased the risk profile of the fund to benefit from an economic recovery in several cyclical and commodity sectors while reducing positions in defensive sectors such as healthcare.

Which portfolio holdings most enhanced the Fund's performance?
There were several areas which contributed strong performance primarily in the U.S. cable, auto, media, home construction, REIT and manufacturing sectors. In addition, our significant underweight in the telecommunications and auto sectors also contributed positive performances in the period.

Were there any disappointments in the Fund?
The disappointments in the Fund were primarily in the wireless, utility and European cable sectors. The wireless sector suffered from concerns over slowing growth in wireless revenues, significantly effecting the equities in this sector. In utilities, the concerns post-Enron negatively impacted this sector and our security holdings. We did increase our exposure in certain holdings at lower prices. Those additional purchases have benefited the fund since February 28, 2002. The European cable sector was hit hard in the period due to concerns about slower growth, high leverage and capital markets access. We substantially reduced our exposure to this sector during the period. Also we had a few specific credits which did not perform well in the period. These were in the cyclical sectors--aerospace, construction machinery, retain--where the companies are having a difficult time weathering the recession.

What is your outlook for the next fiscal period?
We are looking for a pick-up in economic growth for the balance of 2002, albeit at a slower rate than the market consensus. Negative factors influencing the market are: continued high default rates, substantially more credit rating downgrades and limited pricing power by companies. On the positive side, the banks seem to have stabilized their restrictive credit practices, interest rates and inflation are low, there has been significant inflows into the high yield market from mutual funds ($5.5 billion year-to-date through early April), pension funds ($2.5 billion from two California funds alone), insurance companies and investment grade/crossover buyers. Therefore, even though the market appears to be slightly over valued in the aggregate, we believe the high yield market will continue to see decent inflows which will support good demand for good high yield companies.

-------------------------------------------------------------------------------

 February 28, 2002                                              35
           HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)

    PAR                                                        MARKET
   VALUE                                                        VALUE

--------------------------------------------------------------------------------
                 CORPORATE BONDS - 75.53%
                 ADVERTISING - 0.57%
 $  100,000      Omnicare, Inc.:
                  8.13% due 03/15/11......................   $   105,500
                                                             -----------
                 AEROSPACE/DEFENSE - 1.51%
     50,000      BE Aerospace, Inc.:
                  9.50% due 11/01/08......................        44,250
    145,000      Decrane Aircraft Holdings:
                  12.00% due 09/30/08.....................       133,400
    100,000      K & F Industries, Inc.:
                  9.25% due 10/15/07......................       101,500
                                                             -----------
                                                                 279,150
                                                             -----------
                 AIRLINES - 1.89%
     80,000(/1/) American Airlines:
                  7.80% due 10/01/06......................        79,424
                 Atlas Air, Inc.:
    100,000       9.25% due 04/15/08......................        77,000
    168,027       8.77% due 01/02/11......................       171,444
     23,689      Continental Airlines, Inc.:
                  6.95% due 08/02/09......................        20,934
                                                             -----------
                                                                 348,802
                                                             -----------
                 AUTO - REPLACEMENT PARTS - 2.19%
    140,000      Diamond Triumph Auto:
                  9.25% due 04/01/08......................       133,000
    160,000      Pep Boys - Manny Moe & Jack:
                  6.63% due 05/15/03......................       152,000
    175,000      Prestolite Telec, Inc.:
                  9.63% due 02/01/08......................       120,750
                                                             -----------
                                                                 405,750
                                                             -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 BROADCASTING - 9.71%
 $  150,000(/2/) Big City Radio, Inc.:
                  11.25% due 03/15/05............................   $    81,000
    225,000      Charter Communications Holdings:
                  10.75% due 10/01/09............................       221,625
    140,000      Cumulus Media, Inc.:
                  10.38% due 07/01/08............................       148,400
    100,000      Echostar DBS Corp.:
                  9.25% due 02/01/06.............................       102,000
     75,000      Entercom Radio LLC/Entercom
                 Capital, Inc.:
                  7.63% due 03/01/14.............................        75,000
    300,000(/2/) Frontiervision Holding LP:
                  11.88% due 09/15/07............................       319,500
     75,000      Lodgenet Entertainment Corp.:
                  10.25% due 12/15/06............................        75,937
     50,000      Mediacom Broadband LLC:
                  11.00% due 07/15/13............................        54,750
    140,000      Northland Cable Television, Inc.:
                  10.25% due 11/15/07............................       118,300
    100,000      Ono Finance, PLC:
                  13.00% due 05/01/09............................        54,000
    100,000      Pegasus Satellite, Inc.:
                  12.38% due 08/01/06............................        88,000
    110,000      Salem Communications Holding Corp.:
                  9.00% due 07/01/11.............................       114,400
                 Sinclair Broadcast Group, Inc.:
     50,000       9.00% due 07/15/07.............................        51,250
    100,000(/1/)  8.75% due 12/15/11.............................       105,000
    130,000      STC Broadcasting, Inc.:
                  11.00% due 03/15/07............................       134,550
     50,000      Young Broadcasting, Inc.:
                  9.00% due 01/15/06.............................        49,750
                                                                    -----------
                                                                      1,793,462
                                                                    -----------
                 BUILDING MATERIALS - 0.44%
     25,000(/1/) Collins & Aikman Floorcovering:
                  9.75% due 02/15/10.............................        25,750
     75,000      USI American Holdings, Inc.:
                  7.25% due 12/01/06.............................        56,250
                                                                    -----------
                                                                         82,000
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 CHEMICAL - 0.71%
 $  100,000      Koppers Industries, Inc.:
                  9.88% due 12/01/07.............................   $    97,000
     50,000      Royster-Clark, Inc.:
                  10.25% due 04/01/09............................        32,500
                                                                    -----------
                                                                        129,500
                                                                    -----------
                 CONTAINERS - PAPER - 1.14%
     25,000      Berry Plastics Corp.:
                  11.00% due 07/15/07............................        25,750
     50,000      BPC Holdings Corp.:
                  12.50% due 06/15/06............................        49,000
    100,000      Kappa Beheer BV:
                  10.63% due 07/15/09............................       107,000
     35,000      Packaged Ice, Inc.:
                  9.75% due 02/01/05.............................        27,825
                                                                    -----------
                                                                        209,575
                                                                    -----------
                 DRUGS - 1.32%
    160,000      ICN Pharmaceuticals, Inc.:
                  8.75% due 11/15/08.............................       192,600
     50,000      Pharmerica, Inc.:
                  8.38% due 04/01/08.............................        51,875
                                                                    -----------
                                                                        244,475
                                                                    -----------
                 ELECTRONIC EQUIPMENT - 0.17%
     30,000      Amphenol Corp.:
                  9.88% due 05/15/07.............................        31,800
                                                                    -----------
                 ENTERTAINMENT - 3.29%
                 AMC Entertainment, Inc.:
     75,000(/1/)  9.88% due 02/01/12.............................        72,187
     50,000       9.50% due 02/01/11.............................        47,250
    100,000      Cinemark Usa, Inc.:
                  9.63% due 08/01/08.............................        95,000
    250,000      CSC Holdings, Inc.:
                  7.63% due 04/01/11.............................       242,935
     50,000(/1/) Six Flags, Inc.:
                  8.88% due 02/01/10.............................        49,875
    100,000      Vail Resorts, Inc.:
                  8.75% due 05/15/09.............................       100,000
                                                                    -----------
                                                                        607,247
                                                                    -----------

--------------------------------------------------------------------------------

 36                                              February 28, 2002
     HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 FERTILIZERS - 0.44%
 $   75,000      IMC Global, Inc.:
                  11.25% due 06/01/11............................   $    81,578
                                                                    -----------
                 FINANCIAL SERVICES - 3.68%
    100,000      AmeriCredit Corp.:
                  9.88% due 04/15/06.............................        89,000
     50,000(/1/) Bluewater Finance, Ltd.:
                  10.25% due 02/15/12............................        49,750
    125,000      Caithness Coso Funding Corp.:
                  9.05% due 12/15/09.............................       128,750
     80,000(/1/) Dana Credit Corp. (Cost $78,000, purchased
                 07/31/01):
                  7.25% due 12/16/02.............................        76,800
    100,000      Esi Tractebel Acquisition Corp.:
                  7.99% due 12/30/11.............................        94,716
     25,000      Finova Group, Inc.:
                  7.50% due 11/15/09.............................         8,750
    130,000      Nexstar Finance LLC, Inc.:
                  12.00% due 04/01/08............................       134,550
    100,000(/2/) Transwestern Holdings LP/Twp Capital:
                  11.88% due 11/15/08............................        96,500
                                                                    -----------
                                                                        678,816
                                                                    -----------
                 FOODS - 0.60%
     60,000      Agrilink Foods, Inc.:
                  11.875% due 11/01/08...........................        58,800
     50,000      Smithfield Foods, Inc.:
                  8.00% due 10/15/09.............................        51,500
                                                                    -----------
                                                                        110,300
                                                                    -----------
                 FUNERAL SERVICES - 0.62%
    100,000      Service Corp. International:
                  7.70% due 04/15/09.............................        92,000
     20,000      Stewart Enterprises, Inc.:
                  10.75% due 07/01/08............................        21,800
                                                                    -----------
                                                                        113,800
                                                                    -----------

    PAR                                                            MARKET
   VALUE                                                            VALUE

--------------------------------------------------------------------------------
                 HEALTHCARE - 2.73%
                 Healthsouth Corp.:
 $  100,000       10.75% due 10/01/08.........................   $   108,500
    100,000       8.38% due 10/01/11..........................       103,000
     20,000(/1/) Insight Health Services Corp.:
                  9.88% due 11/01/11..........................        20,500
                 Manor Care, Inc.:
    150,000       8.00% due 03/01/08..........................       155,625
     40,000       7.50% due 06/15/06..........................        42,129
     65,000      Unilab Corp.:
                  12.75% due 10/01/09.........................        75,075
                                                                 -----------
                                                                     504,829
                                                                 -----------
                 HOME BUILDERS - 0.90%
     17,000      Beazer Homes USA, Inc.:
                  8.88% due 04/01/08..........................        17,892
     75,000      Champion Enterprises, Inc.:
                  7.63% due 05/15/09..........................        59,344
     25,000      Lennar Coro:
                  9.95% due 05/01/10..........................        27,875
    100,000      Oakwood Homes Corp.:
                  7.88% due 03/01/04..........................        61,500
                                                                 -----------
                                                                     166,611
                                                                 -----------
                 HOSPITAL MANAGEMENT - 0.71%
    105,000      Iasis Healthcare Corp.:
                  13.00% due 10/15/09.........................       102,375
     25,000      Lifepoint Hospitals Holdings, Inc.:
                  10.75% due 05/15/09.........................        28,125
                                                                 -----------
                                                                     130,500
                                                                 -----------
                 HOSPITAL SUPPLIES - 2.05%
    150,000      AmerisourceBergen Corp.:
                  8.13% due 09/01/08..........................       157,125
    125,000      Physician Sales & Service, Inc.:
                  8.50% due 10/01/07..........................       125,312
    100,000      Universal Hospital Services, Inc.:
                  10.25% due 03/01/08.........................        96,000
                                                                 -----------
                                                                     378,437
                                                                 -----------
                 INFORMATION PROCESSING -
                 DATA SERVICES - 0.24%
                 Comdisco, Inc.:
     25,000(/3/)  6.38% due 11/30/49..........................        20,313
     30,000       6.13% due 08/01/06..........................        23,775
                                                                 -----------
                                                                      44,088
                                                                 -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 INFORMATION PROCESSING - NETWORKING - 0.01%
 $  125,000(/3/) Condor Systems, Inc.:
                  11.88% due 05/01/09............................   $     1,250
                                                                    -----------
                 INSURANCE - MULTILINE - 0.34%
     75,000      Conseco, Inc.:
                  10.75% due 06/15/08............................        43,125
     25,000      Fairfax Financial Holdings, Ltd.:
                  7.38% due 03/15/06.............................        19,750
                                                                    -----------
                                                                         62,875
                                                                    -----------
                 LEISURE TIME - 4.06%
     20,000      Argosy Gaming Co.:
                  9.00% due 09/01/11.............................        21,400
     50,000      Aztar Corp.:
                  8.88% due 05/15/07.............................        51,375
     20,000      Hollywood Casino:
                  13.00% due 08/01/06............................        21,175
    100,000      Hollywood Park , Inc.:
                  9.50% due 08/01/07.............................        89,750
    250,000      Horseshoe Gaming, LLC:
                  8.63% due 05/15/09.............................       258,125
     50,000      Isle Capri Casinos , Inc.:
                  8.75% due 04/15/09.............................        49,937
    100,000      Park Place Entertainment Corp.:
                  8.88% due 09/15/08.............................       104,375
     50,000      Rivier Black Hawk, Inc.:
                  13.00% due 05/01/05............................        50,000
    100,000      Speedway Motorsports, Inc.:
                  8.50% due 08/15/07.............................       103,750
                                                                    -----------
                                                                        749,887
                                                                    -----------
                 LODGING - 1.29%
     75,000      Louisiana Quinta Inns, Inc.:
                  7.40% due 09/15/05.............................        72,000
    160,000      Prime Hospitality Corp.:
                  9.75% due 04/01/07.............................       166,400
                                                                    -----------
                                                                        238,400
                                                                    -----------
                 MACHINERY - AGRICULTURE - 0.29%
     50,000      Agco Corp.:
                  9.50% due 05/01/08.............................        53,875
                                                                    -----------

--------------------------------------------------------------------------------

 February 28, 2002                                              37
     HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

    PAR                                                        MARKET
   VALUE                                                        VALUE

--------------------------------------------------------------------------------
                 MACHINERY -
                 INDUSTRIAL/SPECIALTY - 0.79%
 $   30,000      National Equipment Services, Inc.:
                  10.00% due 11/30/04.....................   $    26,400
    125,000(/2/) Universal Compression, Inc.:
                  9.88% due 02/15/03......................       118,750
                                                             -----------
                                                                 145,150
                                                             -----------
                 MERCHANDISE - DRUG - 2.00%
    150,000      Express Scripts, Inc.:
                  9.625% due 06/15/09.....................       165,187
                 Rite Aid Corp.:
    150,000       11.25% due 07/01/08.....................       109,500
    190,000       6.88% due 08/15/13......................        95,000
                                                             -----------
                                                                 369,687
                                                             -----------
                 MERCHANDISING - SPECIALTY - 0.97%
     50,000      MTS, Inc.:
                  9.38% due 05/01/05......................        13,000
    160,000      Shop At Home, Inc.:
                  11.00% due 04/01/05.....................       165,200
                                                             -----------
                                                                 178,200
                                                             -----------
                 MERCHANDISING - FOOD - 1.23%
                 Fleming Cos., Inc.:
     50,000(/1/)  10.63% due 07/31/07.....................        48,125
    100,000       10.13% due 04/01/08.....................       101,250
     75,000      Great Atlantic & Pacific Tea, Inc.:
                  9.13% due 12/15/11......................        77,063
                                                             -----------
                                                                 226,438
                                                             -----------
                 METALS - STEEL - 1.33%
    100,000      Alaska Steel Corp.:
                  7.88% due 02/15/09......................        99,250
     25,000      California Steel Industries, Inc.:
                  8.50% due 04/01/09......................        25,250
    275,000(/3/) National Steel Corp.:
                  9.88% due 03/01/09......................        68,750
    510,000(/3/) Renco Metals, Inc.:
                  11.50% due 07/01/03.....................        51,000
                                                             -----------
                                                                 244,250
                                                             -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 MISCELLANEOUS - 1.49%
 $   50,000      General Binding Corp.:
                  9.38% due 06/01/08.............................   $    37,500
     30,000      Park Ohio Industries, Inc.:
                  9.25% due 12/01/07.............................        19,200
     25,000      Pierce Leahy Command Co.:
                  8.13% due 05/15/08.............................        25,313
    160,000(/1/) Rent-A-Center, Inc.:
                  11.00% due 08/15/08............................       168,800
     25,000      True Temper Sports, Inc.:
                  10.88% due 12/01/08............................        25,563
                                                                    -----------
                                                                        276,376
                                                                    -----------
                 OIL - INTEGRATED DOMESTIC - 0.53%
     50,000      Tesoro Petroleum Corp.:
                  9.00% due 07/01/08.............................        48,000
     50,000(/1/) Westport Resources Corp.:
                  8.25% due 11/01/11.............................        50,750
                                                                    -----------
                                                                         98,750
                                                                    -----------
                 OIL - SERVICE - PRODUCTS - 0.28%
     25,000(/1/) Hanover Equipment Trust:
                  8.75% due 09/01/11.............................        25,125
     25,000      Triton Energy, Ltd.:
                  9.25% due 04/15/05.............................        27,443
                                                                    -----------
                                                                         52,568
                                                                    -----------
                 OIL - SERVICES - 0.20%
     40,000(/1/) Northern Natural Gas Co.:
                  6.75% due 09/15/08.............................        37,569
                                                                    -----------
                 OIL/GAS PRODUCERS - 1.77%
    110,000      Frontier Oil Corp.:
                  11.75% due 11/15/09............................       116,875
    200,000      KCS Energy, Inc.:
                  8.88% due 01/15/06.............................       130,000
     77,000      Swift Energy Co.:
                  10.25% due 08/01/09............................        79,118
                                                                    -----------
                                                                        325,993
                                                                    -----------

  PAR                                               MARKET
 VALUE                                               VALUE

---------------------------------------------------------------------
                PAPER/FOREST PRODUCTS - 2.27%
$  215,000      Bear Island Paper Co., LLC:
                 10.00% due 12/01/07............. $   180,600
   120,000      Buckeye Cellulose Corp.:
                 8.50% due 12/15/05..............     112,800
   100,000      Fibermark, Inc.:
                 10.75% due 04/15/11.............      84,000
    50,000      Specialty Paperboard, Inc.:
                 9.38% due 10/15/06..............      41,000
                                                  -----------
                                                      418,400
                                                  -----------
                POLLUTION CONTROL - 1.55%
                Allied Waste North America, Inc.:
    60,000       10.00% due 08/01/09.............      61,050
    25,000       8.88% due 04/01/08..............      25,813
    50,000(/1/)  8.50% due 12/01/08..............      50,500
   150,000       7.88% due 01/01/09..............     148,125
                                                  -----------
                                                      285,488
                                                  -----------
                REAL ESTATE INVESTMENT TRUSTS - 3.65%
    75,000      Felcore Lodging, Ltd.:
                 9.50% due 09/15/08..............      77,854
    50,000      Health Care Reit, Inc.:
                 7.63% due 03/15/08..............      50,025
   100,000      Meditrust:
                 7.51% due 09/26/03..............      99,518
   100,000      National Health Investors:
                 7.00% due 02/01/04..............      82,612
   125,000      National Health Investors, Inc.:
                 7.30% due 07/16/07..............     111,250
   205,000      Omega Healthcare Invesment, Inc.:
                 6.95% due 06/15/02..............     201,967
    50,000(/1/) RFS Partnership LP:
                 9.75% due 03/01/12..............      51,000
                                                  -----------
                                                      674,226
                                                  -----------
                RESTAURANTS - 0.61%
     5,000      Perkins Family Restaurant LP:
                 10.13% due 12/15/07.............       5,025
   100,000      Tricon Global Restaurants, Inc.:
                 8.88% due 04/15/11..............     108,500
                                                  -----------
                                                      113,525
                                                  -----------
                SCHOOLS - 1.06%
   200,000      Kindercare Learning Center, Inc.:
                 9.50% due 02/15/09..............     196,000
                                                  -----------

--------------------------------------------------------------------------------

 38                                              February 28, 2002
     HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

  PAR                                                    MARKET
 VALUE                                                    VALUE

------------------------------------------------------------------
                SECURITIES RELATED - 0.93%
   150,000      Labranche & Co., Inc.:
                 12.00% due 03/02/07..................     172,500
                                                       -----------
                SEMICONDUCTOR EQUIPMENT - 1.24%
   300,000      Unova, Inc.:
                 6.88% due 03/15/05...................     228,000
                                                       -----------
                SEMICONDUCTORS - 0.63%
                Amkor Technology, Inc.:
$   50,000       9.25% due 05/01/06................... $    46,875
    75,000       9.25% due 02/15/08...................      69,563
                                                       -----------
                                                           116,438
                                                       -----------
                TELECOMMUNICATIONS - 5.89%
   150,000(/2/) Airgate PCS, Inc.:
                 13.50% due 10/01/09..................      81,000
   180,000      American Cellular Corp.:
                 9.50% due 10/15/09...................     140,400
    50,000      American Tower Corp.:
                 9.38% due 02/01/09...................      33,000
   150,000(/3/) Benedek Communications Corp.:
                 1.00% due 05/15/06...................     108,000
                Crown Castle International Corp.:
    65,000 +     9.38% due 08/01/11...................      47,450
    75,000(/2/)  10.63% due 11/15/07..................      56,625
    75,000(/2/)  10.38% due 05/15/11..................      33,750
    50,000      GCI, Inc.:
                 9.75% due 08/01/07...................      49,500
   200,000(/2/) IPCS, Inc.:
                 14.00% due 07/15/10..................      90,000
   175,000      Marconi, PLC:
                 7.75% due 09/15/10...................      66,441
    80,000(/2/) Microcell Telecommunications:
                 12.00% due 06/01/09..................      25,200
   100,000      Nextel Communications, Inc.:
                 9.375% due 11/15/09..................      63,750
    50,000      Panamsat Corp.:
                 6.38% due 01/15/08...................      47,583
   125,000(/2/) Pegasus Satellite Communication, Inc.:
                 13.50% due 03/01/07..................      68,750
                Tritel PCS, Inc.:
    75,000       10.38% due 01/15/11..................      84,750
    25,000       9.38% due 02/01/11...................      23,500
    75,000       8.75% due 11/15/11...................      68,250
                                                       -----------
                                                         1,087,949
                                                       -----------

  PAR                                                   MARKET
 VALUE                                                   VALUE

-----------------------------------------------------------------
                TRUCKING & LEASING - 0.08%
   150,000      Anthony Crane Rental LP:
                 10.38% due 08/01/08.................      15,000
                                                      -----------
                UTILITIES - ELECTRIC - 3.62%
                AES Corp.:
$   25,000       8.75% due 12/15/02.................. $    21,625
    25,000       8.75% due 06/15/08..................      16,250
   300,000      Aes Drax Energy, Ltd.:
                 11.50% due 08/30/10.................     129,000
   150,000      Avista Corp.:
                 9.75% due 06/01/08..................     157,729
    50,000      BRL Universal Equipment:
                 8.88% due 02/15/08..................      50,750
    50,000      Calpine Corp.:
                 8.75% due 07/15/07..................      35,125
   200,000      Edison Mission Energy:
                 10.00% due 08/15/08.................     194,000
    75,000      Mirant Americas Generation LLC:
                 8.30% due 05/01/11..................      63,375
                                                      -----------
                                                          667,854
                                                      -----------
                UTILITIES - GAS, DISTRIBUTION - 0.84%
                Amerigas Partners LP:
   100,000       10.00% due 04/15/06.................     104,000
    50,000       8.88% due 05/20/11..................      51,000
                                                      -----------
                                                          155,000
                                                      -----------
                UTILITIES - GAS, PIPELINE - 1.67%
   200,000      Leviathan Gas Pipeline:
                 10.38% due 06/01/09.................     212,000
   100,000(/1/) WCG Note Trust:
                 8.25% due 03/15/04..................      95,742
                                                      -----------
                                                          307,742
                                                      -----------
                TOTAL CORPORATE BONDS
                (Cost $14,684,352)...................  13,945,610
                                                      -----------
                FOREIGN BONDS - 1.90%
                BROADCASTING - 0.22%
   140,000      Callahan Nordrhein Westfallen:
                 14.00% due 07/15/10.................      40,600
                                                      -----------

  PAR                                                        MARKET
 VALUE                                                        VALUE

----------------------------------------------------------------------
                  ELECTRONIC INSTRUMENTS - 0.34%
$   60,000        Flextronics International:
                   9.88% due 07/01/10..................... $    63,750
                                                           -----------
                  INFORMATION PROCESSING -
                  DATA SERVICES - 0.16%
    30,000        Dunlop Standard Aerospace Holdings, PLC:
                   11.88% due 05/15/09....................      30,000
                                                           -----------
                  UTILITIES - ELECTRIC - 1.18%
   300,000        Calpine Canada Energy Finance ULC:
                   8.50% due 05/01/08.....................     216,004
                                                           -----------
                  TOTAL FOREIGN BONDS
                  (Cost $516,744).........................     350,354
                                                           -----------
 NUMBER
OF SHARES

-----
                  COMMON STOCK - 1.87%
                  MACHINERY - CONSTRUCTION &
                  CONTRACTS - 0.02%
       777 *      Grove Investments, Inc. ................       3,500
                                                           -----------
                  TELECOMMUNICATIONS - 1.09%
       400        Broadwing Communications, Inc. .........     201,000
                                                           -----------
                  TEXTILE - PRODUCTS - 0.76%
    11,006 *(/4/) Anvil Holdings, Inc. ...................     140,326
                                                           -----------
                  TOTAL COMMON STOCK
                  (Cost $468,872).........................     344,826
                                                           -----------
                  PREFERRED STOCK - 1.25%
                  BROADCASTING - 0.43%
       750        Adelphia Communications Corp. ..........      79,688
                                                           -----------
                  FINANCIAL SERVICES - 0.82%
     1,500        Sinclair Capital........................     150,375
                                                           -----------
                  TOTAL PREFERRED STOCK
                  (Cost $212,562).........................     230,063
                                                           -----------
                  WARRANTS - 0.00%
       200        GT Group Telecom, Inc. (Cost $0)........         800
                                                           -----------

--------------------------------------------------------------------------------

 February 28, 2002                                              39
     HIGH YIELD BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
            REPURCHASE AGREEMENT - 17.35%
 $3,203,000 State Street Bank, 1.78% dated 02/28,02, to be
            repurchased at $3,203,158 on 03/01/02, collateralized
            by Federal National Mortgage Association, 6.38% on
            06/15/09 with market value $3,304,044 (Cost
            $3,203,000)..........................................   $ 3,203,000
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $19,085,530) - 97.90%..........................    18,074,653
                                                                    -----------
            Other assets and liabilities,
            net - 2.10%..........................................       387,233
                                                                    -----------
            NET ASSETS - 100%....................................   $18,461,886
                                                                    -----------
            * Non-income producing

----

+ Security represents an investment in an affiliated company.
(/1/)Securities exempt from registration under Rule 144A of the Securities Act of 1933.
(/2/)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined date. Rate shown reflects the increased rate. (/3/)Non-income producing-issuer filed for protection under Federal Bankruptcy
     Code or is in default of interest payments.
(/4/)PIK ("Payment-in-Kind") payment made with additional securities in lieu of cash.


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 40                                              February 28, 2002
                        STRATEGIC BOND FUND (Unaudited)
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                     Since Inception*
---------------------------------------------------------------------------------------------
   4.37%                          6.88%                                           6.64%

*September 21, 1998
(a)Average annual total returns are net of expenses.


                                    [CHART]
                           AG Strategic              Lehman Bros
                            Bond Fund              Aggregate Index
21-Sep-98                  $10,000.00                 $10,000.00
26-Feb-99                   10,424.22                  10,038.31
31-Aug-99                   10,408.59                   9,957.60
29-Feb-00                   10,767.10                  10,148.97
31-Aug-00                   11,285.83                  10,709.42
28-Feb-01                   11,669.87                  11,513.37
31-Aug-01                   11,951.16                  12,032.96
28-Feb-02                   12,473.18                  12,394.73

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings


   1. Federal National Mortgage
      Association,
      6.50% due 12/01/31.........   13.37%
   2. Federal National Mortgage
      Association,
      4.75% due 03/15/04.........   11.29%
   3. Federal National Mortgage
      Association,
      6.00% due 02/01/32.........    8.73%
   4. Federal Home Loan Mortgage
      Corp.,
      6.00% due 02/01/32.........    8.09%
   5. Russian Federation,
      5.00% due 03/31/30.........    3.05%
   6. Mineral Of Financial
      Russia,
      10.00% due 06/26/07........    2.33%
   7. United Mexican States,
      8.38% due 01/14/11.........    2.12%
   8. Brazil Federative Republic,
      11.00% due 01/11/12........    2.03%
   9. Brazil Federative Republic,
      11.00% due 08/17/40........    1.80%
  10. Federal National Mortgage
      Association,
      8.50% due 08/01/31.........    1.47%


MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Strategic Bond Fund outperformed the index by 136 basis points over the past six months. During the six month period ending 2/28/02 the fund returned 4.37% while the Lehman Brothers Aggregate Index returned 3.01%.

What were the dominant portfolio themes?
The Fund continues to maintain a diversified portfolio investing in US investment grade bonds, high yield bonds, emerging market debt ("EMD") and non-dollar high quality government debt. The Fund has also continued to focus on the stronger portion, BB and B-rated parts of the high yield market. Overall fund duration is similar to that of the benchmark though we expect the fund to be less interest-rate sensitive.

Which portfolio holdings most enhanced the Fund's performance?
EMD clearly enhanced the funds performance over the past six months. EMD was the surprise performer, returning about 13.42%, as measured by the JP Morgan EMBI Index. The performance is all the more impressive because this sector was not without its problems, most notably with Argentinean bonds. The high yields available in the EMD market clearly add to return over time.

Were there any disappointments in the Fund?
Non-dollar bonds posted weak performance over the past six months. The (5.76)% return of the Salomon Brothers-Non US $ World Government Bond Index coupled with low interest rates, and the strength of the US dollar make this an unattractive area to invest. The portfolio will continue to maintain an underweight position in this sector in order to optimize performance.

What is your outlook for the next fiscal period?
Looking forward, we are optimistic about the U.S. economic recovery. The focus is on economic performance and its ability to exact an upward move in rates from the Federal Reserve. This will also be good for world economies both developed and emerging. We continue to keep an overweight to high yield and underweight to non-dollar bonds.

--------------------------------------------------------------------------------

 February 28, 2002                                              41
           STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 CORPORATE BONDS - 19.29%
                 AEROSPACE/DEFENSE - 0.13%
 $   20,000      Be Aerospace, Inc.:
                  9.50% due 11/01/08.............................   $    18,000
     10,000      K & F Industries, Inc.:
                  9.25% due 10/15/07.............................        10,350
                                                                    -----------
                                                                         28,350
                                                                    -----------
                 AUTO - REPLACEMENT PARTS - 0.53%
     55,000      Pep Boys - Manny Moe & Jack:
                  6.625% due 05/15/03............................        52,250
    100,000      Prestolite Electric, Inc:
                 9.63% due 02/01/08..............................        69,000
                                                                    -----------
                                                                        121,250
                                                                    -----------
                 BROADCASTING - 1.81%
     25,000      Charter Communications Holdings:
                  10.75% due 10/01/09............................        25,000
     70,000      Cumulus Media, Inc.:
                  10.38% due 07/01/08............................        74,200
     50,000(/1/) Frontiervision Holding LP:
                  11.88% due 09/15/07............................        53,625
     50,000(/2/) Mediacom Broadband LLC:
                  11.00% due 07/15/13............................        54,750
     50,000      Northland Cable Television, Inc.:
                  10.25% due 11/15/07............................        42,250
     70,000      Ono Finance, PLC:
                  13.00% due 05/01/09............................        37,800
     45,000      Salem Communications Holding Corp.:
                  9.00% due 07/01/11.............................        46,800
     50,000      Sinclair Broadcast Group, Inc.:
                  9.00% due 07/15/07.............................        52,375
     25,000      STC Broadcasting, Inc.:
                  11.00% due 03/15/07............................        25,937
                                                                    -----------
                                                                        412,737
                                                                    -----------
                 BUILDING MATERIALS - 0.08%
     25,000      USI American Holdings, Inc.:
                  7.25% due 12/01/06.............................        19,000
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 CHEMICAL - MAJOR - 0.14%
 $   50,000      Royster-Clark, Inc.:
                  10.25% due 04/01/09............................   $    32,500
                                                                    -----------
                 DRUGS - 0.89%
    125,000      ICN Pharmaceuticals, Inc.:
                  8.75% due 11/15/08.............................       150,469
     50,000      Pharmerica, Inc.:
                  8.38% due 04/01/08.............................        51,812
                                                                    -----------
                                                                        202,281
                                                                    -----------
                 ELECTRONIC EQUIPMENT - 0.14%
     30,000      Amphenol Corp.:
                  9.88% due 05/15/07.............................        31,800
                                                                    -----------
                 ENTERTAINMENT - 0.42%
                 AMC Entertainment, Inc.:
     25,000(/2/)  9.88% due 02/01/12.............................        24,063
     25,000       9.50% due 02/01/11.............................        23,625
     50,000      Cinemark USA, Inc.:
                  9.63% due 08/01/08.............................        47,500
                                                                    -----------
                                                                         95,188
                                                                    -----------
                 FINANCIAL SERVICES - 0.89%
     25,000      Americredit Corporation:
                  9.25% due 02/01/04.............................        23,000
     60,000(/2/) Dana Credit Corp.:
                  7.25% due 12/16/02.............................        57,763
     60,000      Esi Tractebel Acquisition Corp.:
                  7.99% due 12/30/11.............................        56,830
     70,000      Finova Group, Inc.:
                  7.50% due 11/15/09.............................        24,500
     40,000      Nexstar Finance LLC, Inc.:
                  12.00% due 04/01/08............................        41,400
                                                                    -----------
                                                                        203,493
                                                                    -----------
                 FOODS - 0.40%
     40,000      Agrilink Foods, Inc.:
                  11.88% due 11/01/08............................        39,200
     50,000      Smithfield Foods, Inc.:
                  8.00% due 10/15/09.............................        51,500
                                                                    -----------
                                                                         90,700
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 HEALTHCARE - 0.30%
 $   25,000      Healthsouth Corp.:
                  10.75% due 10/01/08............................   $    27,125
     40,000      Manor Care, Inc.:
                  7.50% due 06/15/06.............................        42,129
                                                                    -----------
                                                                         69,254
                                                                    -----------
                 HOME BUILDERS - 0.17%
     50,000      Champion Enterprises, Inc.:
                  7.63% due 05/15/09.............................        39,563
                                                                    -----------
                 HOSPITAL MANAGEMENT - 0.37%
     40,000      Iasis Healthcare Corp.:
                  13.00% due 10/15/09............................        39,000
     40,000      Lifepoint Hospitals Holdings, Inc.:
                  10.75% due 05/15/09............................        45,200
                                                                    -----------
                                                                         84,200
                                                                    -----------
                 HOSPITAL SUPPLIES - 0.60%
     50,000      Physician Sales & Service, Inc.:
                  8.50% due 10/01/07.............................        50,000
     90,000      Universal Hospital Services, Inc.:
                  10.25% due 03/01/08............................        86,850
                                                                    -----------
                                                                        136,850
                                                                    -----------
                 INFORMATION PROCESSING -
                 DATA SERVICES - 0.86%
    125,000      Citizens Communications Company:
                  9.25% due 05/15/11.............................       135,305
           (/3/) Comdisco, Inc.:
     25,000       6.38% due 11/30/49.............................        20,312
     50,000       6.13% due 08/01/06.............................        40,000
                                                                    -----------
                                                                        195,617
                                                                    -----------
                 INFORMATION PROCESSING - NETWORKING - 0.00%
     25,000(/3/) Condor Systems, Inc.:
                  11.88% due 05/01/09............................           250
                                                                    -----------

--------------------------------------------------------------------------------

 42                                              February 28, 2002
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 LEISURE TIME - 0.83%
 $   20,000      Argosy Gaming Co.:
                  9.00% due 09/01/11.............................   $    21,250
     35,000      Aztar Corp.:
                  8.88% due 05/15/07.............................        36,138
      5,000      Hollywood Casino:
                  13.00% due 08/01/06............................         5,294
     50,000      Horseshoe Gaming, LLC:
                  8.63% due 05/15/09.............................        52,062
     25,000      Isle Capri Casinos, Inc.:
                  8.75% due 04/15/09.............................        25,000
     50,000      Rivier Black Hawk, Inc.:
                  13.00% due 05/01/05............................        50,000
                                                                    -----------
                                                                        189,744
                                                                    -----------
                 LODGING - 0.23%
     50,000      Prime Hospitality Corp.:
                  9.75% due 04/01/07.............................        52,000
                                                                    -----------
                 MACHINERY -
                 INDUSTRIAL/SPECIALTY - 0.31%
     25,000      National Equipment Services, Inc.:
                  10.00% due 11/30/04............................        22,000
     50,000(/1/) Universal Compression, Inc.:
                  9.88% due 02/15/03.............................        47,500
                                                                    -----------
                                                                         69,500
                                                                    -----------
                 MERCHANDISING - DRUG - 0.38%
           (/2/) Rite Aid Corp.:
     50,000       11.25% due 07/01/08............................        36,500
     90,000       6.88% due 08/15/13.............................        49,950
                                                                    -----------
                                                                         86,450
                                                                    -----------
                 MERCHANDISING - SPECIALTY - 0.35%
     50,000      MTS, Inc.:
                  9.38% due 05/01/05.............................        12,500
     65,000      Shop At Home, Inc.:
                  11.00% due 04/01/05............................        68,250
                                                                    -----------
                                                                         80,750
                                                                    -----------
                 METALS - 0.11%
     75,000(/3/) National Steel Corp.:
                  9.88% due 03/01/09.............................        18,750
     75,000      Renco Metals, Inc.:
                  11.50% due 07/01/03............................         7,500
                                                                    -----------
                                                                         26,250
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 MISCELLANEOUS - 0.47%
 $   50,000      Park Ohio Industries, Inc.:
                  9.25% due 12/01/07.............................   $    32,000
     25,000      Pierce Leahy Command Co.:
                  8.125% due 05/15/08............................        25,250
     50,000      Rent-A-Center, Inc.:
                  11.00% due 08/15/08............................        52,750
     10,000      True Temper Sports, Inc.:
                  10.88% due 12/01/08............................        10,225
    100,000(/1/) US Unwired, Inc.:
                  13.38% due 11/01/04............................        56,000
                                                                    -----------
                                                                        107,225
                                                                    -----------
                 OIL - SERVICES - 0.17%
     40,000(/2/) Northern Natural Gas Co.:
                  6.75% due 09/15/08.............................        37,569
                                                                    -----------
                 OIL/GAS PRODUCERS - 0.77%
     50,000      Frontier Oil Corp.:
                  11.75% due 11/15/09............................        53,125
    100,000      KCS Energy, Inc.:
                  8.88% due 01/15/06.............................        65,000
     55,000      Swift Energy Co.:
                  10.25% due 08/01/09............................        56,513
                                                                    -----------
                                                                        174,638
                                                                    -----------
                 PAPER/FOREST PRODUCTS - 1.06%
     80,000      Bear Island Paper Co., LLC:
                  10.00% due 12/01/07............................        67,200
    120,000      Buckeye Cellulose Corp.:
                  8.50% due 12/15/05.............................       112,200
     25,000(/2/) Fibermark, Inc.:
                  10.75% due 04/15/11............................        21,000
     50,000      Specialty Paperboard, Inc.:
                  9.38% due 10/15/06.............................        41,000
                                                                    -----------
                                                                        241,400
                                                                    -----------
                 POLLUTION CONTROL - 0.22%
     50,000      Allied Waste North America, Inc.:
                  10.00% due 08/01/09............................        50,875
                                                                    -----------
                 REAL ESTATE INVESTMENT TRUSTS - 0.61%
     50,000(/2/) Meditrust:
                  7.11% due 08/15/04.............................        48,500
     50,000      National Health Investors:
                  7.00% due 02/01/04.............................        41,306
     50,000      Omega Healthcare Invesment, Inc.:
                  6.95% due 06/15/02.............................        49,260
                                                                    -----------
                                                                        139,066
                                                                    -----------

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 RESTAURANTS - 0.36%
 $   75,000      Tricon Global Restaurants, Inc.:
                  8.88% due 04/15/11.............................   $    80,813
                                                                    -----------
                 SECURITIES RELATED - 0.25%
     50,000      Labranche & Co., Inc.:
                  12.00% due 03/02/07............................        57,500
                                                                    -----------
                 SEMICONDUCTOR EQUIPMENT - 0.50%
    150,000      Unova, Inc.:
                  6.88% due 03/15/05.............................       114,000
                                                                    -----------
                 TELECOMMUNICATIONS - 2.69%
     50,000      AT&T Wireless Services, Inc.:
                  7.88% due 03/01/11.............................        51,814
     30,000(/3/) Benedek Communications Corp.:
                  13.25% due 05/15/06............................        21,600
           +     Crown Castle International Corp.:
     60,000       9.38% due 08/01/11.............................        44,100
     50,000(/1/)  10.38% due 05/15/04............................        23,500
     25,000      GCI, Inc.:
                  9.75% due 08/01/07.............................        24,250
    200,000      Microcell Telecommunications:
                  14.00% due 06/01/06............................       135,000
     25,000      Nextel Communications, Inc.:
                  9.38% due 11/15/09.............................        15,938
     50,000      Panamsat Corp.:
                  6.38% due 01/15/08.............................        47,583
     75,000(/1/) Pegasus Satellite Communication, Inc.:
                  13.50% due 03/01/04............................        34,500
    200,000      Southwestern Bell Telephone:
                  6.55% due 10/07/08.............................       213,567
                                                                    -----------
                                                                        611,852
                                                                    -----------
                 UTILITIES - ELECTRIC - 1.37%
                 AES Corp.:
    100,000       8.88% due 02/15/11.............................        64,000
     25,000       8.75% due 12/15/02.............................        21,625
     25,000       8.75% due 06/15/08.............................        16,250
     50,000      Aes Drax Energy, Ltd.:
                  11.50% due 08/30/10............................        21,500
     70,000      Avista Corp.:
                  9.75% due 06/01/08.............................        73,814
     50,000      BRL Universal Equipment:
                  8.88% due 02/15/08.............................        51,000
     75,000      Mirant Americas Generation LLC:
                  8.30% due 05/01/11.............................        63,375
                                                                    -----------
                                                                        311,564
                                                                    -----------

--------------------------------------------------------------------------------

 February 28, 2002                                              43
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

    PAR                                                               MARKET
   VALUE                                                               VALUE

-------------------------------------------------------------------------------
                 UTILITIES - GAS, DISTRIBUTION - 0.11%
 $   25,000      Amerigas Partners LP:
                  10.00% due 04/15/06............................   $    26,000
                                                                    -----------
                 UTILITIES - GAS, PIPELINE - 0.44%
     50,000      Leviathan Gas Pipeline:
                  10.38% due 06/01/09............................        53,000
     50,000(/2/) WCG Note Trust:
                  8.25% due 03/15/04.............................        47,871
                                                                    -----------
                                                                        100,871
                                                                    -----------
                 TOTAL CORPORATE BONDS
                 (Cost $4,552,652)...............................     4,390,100
                                                                    -----------
                 FOREIGN BONDS - 0.66%
                 BROADCASTING - 0.03%
     25,000      Callahan Nordrhein Westfallen:
                  14.00% due 07/15/10............................         7,250
                                                                    -----------
                 ELECTRONIC INSTRUMENTS - 0.02%
      5,000      Flextronics International:
                  9.875% due 07/01/10............................         5,350
                                                                    -----------
                 INFORMATION PROCESSING -
                 DATA SERVICES - 0.27%
     60,000      Dunlop Standard Aerospace Holdings, PLC:
                  11.875% due 05/15/09...........................        60,000
                                                                    -----------
                 TELECOMMUNICATIONS - 0.03%
     20,000      Versatel Telecom International NV:
                  13.25% due 05/15/08............................         6,200
                                                                    -----------
                 UTILITIES - ELECTRIC - 0.31%
     50,000      Calpine Canada Energy Finance ULC:
                  8.50% due 05/01/08.............................        36,001
     50,000      Calpine Corporation:
                  7.75% due 04/15/09.............................        34,250
                                                                    -----------
                                                                         70,251
                                                                    -----------
                 TOTAL FOREIGN BONDS
                 (Cost $210,686).................................       149,051
                                                                    -----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            FOREIGN GOVERNMENT BONDS - 22.58%
            GOVERNMENT - 21.80%
            Brazil Federative Republic:
 $  500,000  11.00% due 08/17/40..................................   $   410,750
    500,000  11.00% due 01/11/12..................................       461,000
    184,712  8.00% due 04/15/14...................................       150,891
    170,000 Bulgaria National Republic:
             1.00% due 07/28/12...................................       153,212
            Canada Government:
    265,000  5.75% due 09/01/06...................................       172,621
    180,000  5.75% due 06/01/29...................................       112,935
    110,000 Germany Federal Republic of:
             5.00% due 02/17/06...................................        97,102
    125,000 Government of France:
             5.50% due 04/25/29...................................       110,048
    105,000 Government of Spain:
             5.15% due 07/30/09...................................        91,864
     80,000 Government of United Kingdom:
             6.75% due 11/26/04...................................       118,576
    146,735 Greece Republic of:
             8.80% due 06/19/07...................................       149,906
    600,000 Kingdom of Sweden:
             10.25% due 05/05/03..................................        60,938
    100,000 Malaysia:
             7.50% due 07/15/11...................................       105,784
    500,000 Mineral of Financial Russia:
             10.00% due 06/26/07..................................       531,250
    200,000 Philippines Republic of:
             9.88% due 01/15/19...................................       202,500
     96,936 Republic of Colombia:
             9.75% due 04/09/11...................................        97,178
    150,000 Republic of Ecuador:
             5.00% due 08/15/30...................................        76,425
    100,000 Republic of Peru:
             4.00% due 03/07/17...................................        74,300
  1,050,000 Russian Federation:
             5.00% due 03/31/30...................................       694,312
    150,000 Turkey Republic:
             11.75% due 06/15/10..................................       152,100
            United Mexican States:
    450,000  8.38% due 01/14/11...................................       482,175
    250,000  8.13% due 12/30/19...................................       255,950
    300,000 Venezuela Republic:
             9.25% due 09/15/27...................................       199,050
                                                                     -----------
                                                                       4,960,867
                                                                     -----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            MISCELLANEOUS - 0.78%
 $  325,000 Commonwealth:
             7.50% due 07/15/05...................................   $   178,411
                                                                     -----------
            TOTAL FOREIGN GOVERNMENT BONDS
            (Cost $4,672,942).....................................     5,139,278
                                                                     -----------
            UNITED STATES GOVERNMENT - 48.68%
            GOVERNMENT SPONSORED - 48.06%
            Federal Home Loan Mortgage Corp.:
    131,636  7.00% due 06/01/29...................................       135,790
    106,420  6.50% due 07/01/29...................................       108,316
    228,473  6.00% due 01/01/30...................................       228,258
  1,850,000  6.00% due 02/01/32...................................     1,841,323
            Federal National Mortgage Association:
    314,954  8.50% due 08/01/31...................................       336,704
    250,000  7.50% due 03/01/32...................................       260,390
  3,000,000  6.50% due 12/01/31...................................     3,044,040
  2,000,000  6.00% due 02/01/32...................................     1,988,120
    346,819  5.50% due 01/01/29...................................       334,896
     95,909  5.50% due 05/01/29...................................        92,612
  2,500,000  4.75% due 03/15/04...................................     2,570,300
                                                                     -----------
                                                                      10,940,749
                                                                     -----------
            TREASURY BONDS/NOTES - 0.62%
            United States Treasury Notes:
     50,000  5.00% due 02/15/11...................................        50,377
     90,000  5.00% due 08/15/11...................................        90,548
                                                                     -----------
                                                                         140,925
                                                                     -----------
            TOTAL UNITED STATES GOVERNMENT
            (Cost $10,958,280)....................................    11,081,674
                                                                     -----------

--------------------------------------------------------------------------------

 44                                              February 28, 2002
     STRATEGIC BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   NUMBER                                                             MARKET
 OF SHARES                                                             VALUE

-------------------------------------------------------------------------------
            PREFERRED STOCK - 1.01%
            BROADCASTING - 0.35%
        750 Adelphia Communications Corp. .......................   $    79,688
                                                                    -----------
            FINANCIAL SERVICES - 0.66%
      1,500 Sinclair Capital.....................................       150,375
                                                                    -----------
            TOTAL PREFERRED STOCK
            (Cost $212,562)......................................       230,063
                                                                    -----------
            WARRANTS - 0.00%
         50 GT Group Telecom, Inc................................           200
                                                                    -----------
    PAR
   VALUE
 ----------
            SHORT-TERM INVESTMENTS - 6.55%
            REPURCHASE AGREEMENT
 $1,492,000 State Street Bank, 1.78% dated 02/28/02, to be
            repurchased at $1,492,074 on 03/01/02, collateralized
            by Federal National Mortgage Association - 6.38% on
            06/15/09 and 6.00% on 05/15/11 with market values of
            $297,418 and $1,247,988 respectively
            (Cost $1,492,000)....................................     1,492,000
                                                                    -----------
            TOTAL INVESTMENTS
            (Cost $22,099,122) - 98.77%..........................    22,482,366
                                                                    -----------
            Other assets and liabilities,
            net - 1.23%..........................................       279,730
                                                                    -----------
            NET ASSETS - 100%....................................   $22,762,096
                                                                    -----------

      * Non-income producing
----
 + Security represents an investment in an affiliated company.
(/1/)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined date. Rate shown reflects the increased rate. (/2/)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(/3/)Non-income producing-issuer filed for protection under Federal Bankruptcy
     Code or is in default of interest payments.


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 February 28, 2002         CORE BOND FUND (Unaudited)           45
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                     Since Inception*
---------------------------------------------------------------------------------------------
   1.22%                          5.37%                                           4.91%

*September 21, 1998
(a)Average annual total returns are net of expenses.



                                    [CHART]
                      AG Core Bond Fund      Lehman Bros Aggregate Index

            21-Sep-98        $10,000.00                  $10,000.00
            26-Feb-99         10,111.05                   10,038.31
            31-Aug-99          9,982.64                    9,957.60
            29-Feb-00         10,136.52                   10,148.97
            31-Aug-00         10,513.08                   10,709.42
            28-Feb-01         11,189.59                   11,513.37
            31-Aug-01         11,649.28                   12,032.96
            28-Feb-02         11,790.83                   12,394.73

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings

   1. Federal National Mortgage
      Association,
       7.00% due 09/01/31........  9.62%
   2. United States Treasury
      Bonds,
       5.00% due 08/15/11........  6.61%
   3. Federal Home Loan Mortgage
      Corp.,
       6.00% due 12/31/99........  5.26%
   4. Federal National Mortgage
      Association,
       6.50% due 02/01/32........  3.89%
       7.13% due 06/15/10........  2.81%
   6. United States Treasury
      Notes,
       3.50% due 11/15/06........  2.75%
   7. Federal National Mortgage
      Association,
       6.50% due 02/01/17........  2.04%
   8. Federal Home Loan Bank,
       5.13% due 09/15/03........  1.78%
   9. Federal National Mortgage
      Association,
       6.50% due 03/01/17........  1.74%
  10. Federal National Mortgage
      Corp.,
       6.00% due 02/01/32........  1.51%

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
The Fund returned (0.13)% for the last three months versus 0.10% for the Lehman Aggregate Index. For the last six months, the Fund returned 1.22% versus 3.01% for the index.

What were the dominant portfolio themes?
The portfolio has increasingly focused on enhancing diversification and liquidity in the face of today's challenging market environment. Asset allocations have been targeted to better reflect current market representation and diversification has focused on using smaller and more numerous positions.

Which portfolio holdings most enhanced the Fund's performance?
The portfolio continues to be well represented in the "spread" sectors which have performed well over the past six months. The most significant outperformance occurred in the MBS and Government sectors which were largely immune from the "headline" difficulties which were centered around the credit sector, specifically in the energy and telecom segments.

Were there any disappointments in the Fund?
Disappointments in the fund centered around the credit sector. Both the energy and telecom sectors were battered by certain name specific events following the Enron collapse. The underperformance of the fund for the period was partly attributable to these events.

What is your outlook for the next fiscal period?
The past six months have proven disappointing for the fund. The underperformance for the period has been felt by many in the credit markets as many of the periods poorest performing securities were among the most widely held. Going forward, we look for the current negative event risk in the market to subside as the economy and in turn credit cycle turn. Therefore, we are modestly positive for the prospects of the credit sector and spread sectors in general. The performance of the treasury market will likely prove more challenging as economic strength may push rates higher, especially in the shorter maturities.



--------------------------------------------------------------------------------

 46                                              February 28, 2002
              CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   PAR                                                                 MARKET
  VALUE                                                                 VALUE

--------------------------------------------------------------------------------
          CORPORATE BONDS - 33.13%
          AEROSPACE/DEFENSE - 0.68%
 $100,000 Raytheon Co.:
           7.90% due 03/01/03.....................................   $   104,244
  150,000 United Technologies Corp.:
           6.35% due 03/01/11.....................................       155,205
                                                                     -----------
                                                                         259,449
                                                                     -----------
          AIRLINES - 0.76%
  100,000 American Airlines:
           6.817% due 05/23/11....................................        98,302
  102,698 Continental Airlines, Inc.:
           7.08% due 11/01/04.....................................        93,982
  100,000 Southwest Airlines Co.:
           6.50% due 03/01/12.....................................       100,606
                                                                     -----------
                                                                         292,890
                                                                     -----------
          AUTO - CARS - 0.53%
  100,000 DaimlerChrysler NA Holding Corp.:
           7.25% due 01/18/06.....................................       105,280
  100,000 Ford Motor Co.:
           7.45% due 07/16/31.....................................        95,235
                                                                     -----------
                                                                         200,515
                                                                     -----------
          BANKS - REGIONAL - 1.48%
  100,000 Bank of Boston Corp.:
           6.63% due 12/01/05.....................................       105,341
   55,000 First Union Corp.:
           6.95% due 11/01/04.....................................        58,718
   45,000 Inter-American Development Bank:
           7.00% due 06/16/03.....................................        47,323
  150,000 Society Corp.:
           8.13% due 06/15/02.....................................       152,358
  100,000 UnionBanCal Corp.:
           5.75% due 12/01/06.....................................       100,779
  100,000 Wells Fargo Co.:
           5.13% due 02/15/07.....................................       100,511
                                                                     -----------
                                                                         565,030
                                                                     -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               BROADCASTING - 0.96%
 $250,000      Clear Channel Communications, Inc.:
                7.25% due 09/15/03...............................   $   255,002
  100,000      Comcast Cable Communications:
                8.88% due 05/01/17...............................       112,631
                                                                    -----------
                                                                        367,633
                                                                    -----------
               CHEMICAL - 0.53%
  200,000      Witco Corp.:
                6.60% due 04/01/03...............................       203,302
                                                                    -----------
               CONTAINERS - PAPER - 0.12%
   50,000(/1/) Sealed Air Corp.:
                6.95% due 05/15/09...............................        46,608
                                                                    -----------
               COSMETICS/TOILETRIES - 0.67%
  250,000      International Flavors & Fragrances, Inc.:
                6.45% due 05/15/06...............................       253,866
                                                                    -----------
               DRUGS - 0.51%
  200,000      Watson Pharmaceuticals, Inc.:
                7.13% due 05/15/08...............................       193,328
                                                                    -----------
               ENTERTAINMENT - 0.39%
   50,000      AOL Time Warner, Inc.:
                6.13% due 04/15/06...............................        50,749
  100,000      Walt Disney Co.:
                7.00% due 03/01/32...............................        99,828
                                                                    -----------
                                                                        150,577
                                                                    -----------
               FINANCIAL SERVICES - 5.57%
   45,000      AmeriCredit Automobile:
                7.05% due 02/12/05...............................        46,461
   60,000      Associates Automobile:
                6.99% due 07/15/08...............................        63,237
  100,000      Boeing Capital Corp.:
                6.50% due 02/15/12...............................       102,045
  100,000      Capital One Financial Corp.:
                8.75% due 02/01/07...............................        94,492
   40,000      Countrywide:
                7.30% due 05/25/26...............................        41,416
  250,000(/1/) Dana Credit Corp.:
                8.38% due 08/15/07...............................       235,000
  250,000(/1/) Devon Financing Corp., ULC:
                6.88% due 09/30/11...............................       250,718
  100,000      Discover Card:
                5.60% due 05/16/06...............................       103,693
  250,000      Doral Financial Corp.:
                8.50% due 07/08/04...............................       263,985

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
                   FINANCIAL SERVICES - Continued
 $70,000           Ford Credit:
                    6.58% due 11/15/04...........................   $    73,607
                   Ford Motor Credit Co.:
  75,000            7.50% due 03/15/05...........................        76,949
  50,000            6.88% due 02/01/06...........................        50,311
 300,000           Nissan Auto Receivables Owner Trust:
                    5.75% due 06/15/06...........................       310,965
 100,000           Nova Scotia Province, Canada:
                    5.75% due 02/27/12...........................       100,171
 135,000(/1/)(/3/) Osprey, Inc.:
                    7.78% due 01/15/03...........................        23,625
 250,000           Pitney Bowes Credit Corp.:
                    8.63% due 02/15/08...........................       287,627
                                                                    -----------
                                                                      2,124,302
                                                                    -----------
                   FOODS - 0.91%
 250,000           Aramark Services, Inc.:
                    6.75% due 08/01/04...........................       246,945
 100,000(/1/)      H. J. Heinz Finance Co.
                    6.75% due 03/15/02...........................        99,336
                                                                    -----------
                                                                        346,281
                                                                    -----------
                   HEALTHCARE - 1.36%
 250,000           Cardinal Health, Inc.:
                    6.75% due 02/15/11...........................       262,027
 250,000           Healthsouth Corp.:
                    8.38% due 10/01/11...........................       257,500
                                                                    -----------
                                                                        519,527
                                                                    -----------
                   HEAVY DUTY TRUCKS/PARTS - 0.68%
 250,000           Navistar International Corp.:
                    9.38% due 06/01/06...........................       260,000
                                                                    -----------
                   HOUSEHOLD PRODUCTS - 0.24%
 100,000           Tyco International Group SA:
                    6.38% due 02/15/06...........................        91,107
                                                                    -----------
                   INFORMATION PROCESSING -
                   DATA SERVICES - 0.80%
 150,000(/1/)      Citizens Communications, Inc.:
                    7.63% due 08/15/08...........................       150,639
 150,000           Computer Sciences Corp.:
                    6.75% due 06/15/06...........................       155,460
                                                                    -----------
                                                                        306,099
                                                                    -----------

--------------------------------------------------------------------------------

 February 28, 2001                                              47
        CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               INSURANCE - CASUALTY - 0.97%
 $250,000      Ace INA Holdings, Inc.:
                8.20% due 08/15/04...............................   $   269,980
  100,000      Xl Capital Finance Europe, PLC:
                6.50% due 01/15/12...............................       101,806
                                                                    -----------
                                                                        371,786
                                                                    -----------
               INSURANCE - MULTILINE - 0.93%
  250,000      CNA Financial Corp.:
                6.25% due 11/15/03...............................       250,010
  100,000(/1/) Nationwide Mutual Insurance Co.:
                8.25% due 12/01/31...............................       103,831
                                                                    -----------
                                                                        353,841
                                                                    -----------
               LEISURE TIME - 0.67%
  250,000      Harrahs Operating, Inc.:
                7.13% due 06/01/07...............................       256,548
                                                                    -----------
               MACHINERY -
               INDUSTRIAL/SPECIALTY - 0.40%
  150,000      PHH Corp.:
                8.13% due 02/03/03...............................       152,416
                                                                    -----------
               MERCHANDISE - SPECIALTY - 0.54%
  250,000      American Greetings Corp.:
                6.10% due 08/01/28...............................       205,000
                                                                    -----------
               MERCHANDISING - DEPARTMENT - 1.01%
  300,000      Dillards, Inc.:
                6.43% due 08/01/04...............................       286,083
  100,000      May Department Stores Co.:
                6.90% due 01/15/32...............................       100,459
                                                                    -----------
                                                                        386,542
                                                                    -----------
               MISCELLANEOUS - 1.20%
               USEC, Inc.:
  250,000       6.75% due 01/20/09...............................       214,510
  150,000       6.63% due 01/20/06...............................       140,947
  100,000      Veritas DGC, Inc.:
                9.75% due 10/15/03...............................       101,500
                                                                    -----------
                                                                        456,957
                                                                    -----------

   PAR                                 MARKET
  VALUE                                 VALUE

--------------------------------------------------------
          OIL - INTEGRATED
          DOMESTIC - 0.04%
 $ 15,000 Pennzoil Co.:
           10.25% due 11/01/05....   $    17,223
                                     -----------
          OIL - INTEGRATED
          INTERNATIONAL - 0.26%
  100,000 Marathon Oil Corp.:
           6.80% due 03/15/32.....        98,209
                                     -----------
          OIL - SERVICE - PRODUCTS
          - 0.20%
   70,000 Triton Energy, Ltd.:
           9.25% due 04/15/05.....        76,841
                                     -----------
          POLLUTION CONTROL -
          0.27%
  100,000 Republic Services, Inc.:
           6.75% due 08/15/11.....       101,979
                                     -----------
          RAILROAD - 0.28%
  100,000 Norfolk Southern Corp.:
           7.25% due 02/15/31.....       105,710
                                     -----------
          REAL ESTATE - 0.41%
  150,000 EOP Operating LP:
           7.33% due 11/15/03.....       157,587
                                     -----------
          REAL ESTATE INVESTMENT TRUSTS -
          0.68%
  250,000 Healthcare Realty Trust,
          Inc.:
           8.13% due 05/01/11.....       261,261
                                     -----------
          SECURITIES RELATED -
          1.25%
  100,000 Bear Stearns Cos., Inc.:
           5.70% due 01/15/07.....       100,390
  100,000 Credit Suisse First
          Boston USA, Inc.:
           6.50% due 01/15/12.....       102,027
  150,000 Lehman Brothers
          Holdings, Inc.:
           6.25% due 05/15/06.....       154,817
   50,000 Morgan Stanley Dean
          Witter & Co.:
           6.75% due 04/15/11.....        52,048
   65,000 Salomon Smith Barney
          Holdings, Inc.:
           5.83% due 03/15/06.....        66,934
                                     -----------
                                         476,216
                                     -----------

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
                TELECOMMUNICATIONS - 1.88%
 $100,000       AT&T Corp.:
                 6.50% due 08/15/29..............................   $    85,953
  100,000(/2/)+ Crown Castle International Corp.:
                 10.63% due 11/15/07.............................        75,500
   50,000(/2/)  France Telecom SA:
                 7.75% due 03/01/11..............................        51,705
  200,000       Marconi, PLC:
                 8.38% due 09/15/30..............................        76,000
                Qwest Capital Funding, Inc.:
  150,000        7.63% due 08/03/21..............................       136,045
  100,000        5.88% due 08/03/04..............................        93,264
  100,000(/1/)  Singapore Telecommunications, Ltd.:
                 7.38% due 12/01/31..............................       102,992
  100,000       Worldcom, Inc.:
                 8.25% due 05/15/31..............................        95,572
                                                                    -----------
                                                                        717,031
                                                                    -----------
                UTILITIES - ELECTRIC - 3.57%
  100,000       Arizona Public Service Co.:
                 6.50% due 03/01/12..............................       100,270
  100,000       Dominion Resources, Inc.:
                 3.875% due 01/15/04.............................        99,432
  250,000       Edison Mission Energy:
                 10.00% due 08/15/08.............................       242,500
  250,000       Entergy Arkansas, Inc.:
                 6.13% due 07/01/05..............................       254,182
  100,000       First Energy Corp.:
                 7.38% due 11/15/31..............................       101,427
  100,000       Georgia Power Co.:
                 6.20% due 02/01/06..............................       103,171
  100,000       Midamerican Energy Co.:
                 6.75% due 12/30/31..............................        97,940
  100,000       Nisource Finance Corp.:
                 7.50% due 11/15/03..............................        95,718
                NRG Energy, Inc.:
  100,000        7.50% due 06/15/07..............................        98,183
   50,000        6.75% due 07/15/06..............................        48,103
   55,000       Pennsylvania Electric Co.:
                 6.63% due 04/01/19..............................        51,886
   65,000       South Carolina Electric & Gas Co.:
                 6.70% due 02/01/11..............................        67,799
                                                                    -----------
                                                                      1,360,611
                                                                    -----------

--------------------------------------------------------------------------------

 48                                              February 28, 2002
              CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   PAR                                                                MARKET
  VALUE                                                                VALUE

-------------------------------------------------------------------------------
               UTILITIES - GAS, DISTRIBUTION - 1.75%
 $250,000      Keyspan Corp.:
                6.15% due 06/01/06...............................   $   259,012
  150,000      Northern Illinois Gas Co.:
                6.63% due 02/01/11...............................       154,790
  250,000      Southwest Gas Corp.:
                9.75% due 06/15/02...............................       254,277
                                                                    -----------
                                                                        668,079
                                                                    -----------
               UTILITIES - GAS, PIPELINE - 0.63%
  250,000(/1/) WCG Note Trust:
                8.25% due 03/15/04...............................       239,355
                                                                    -----------
               TOTAL CORPORATE BONDS
               (Cost $12,721,963)................................    12,643,706
                                                                    -----------
               FOREIGN BONDS - 1.33%
               AEROSPACE/DEFENSE - 0.26%
      336(/1/) BAE Systems Asset Trust, Series 2001, Class B:
                7.16% due 12/15/11...............................           344
  100,000(/1/) BAE Systems Holding:
                6.40% due 12/15/11...............................        99,934
                                                                    -----------
                                                                        100,278
                                                                    -----------
               FINANCIAL SERVICES - 0.29%
  440,000      British Gas International Finance:
                0.01% due 11/04/21...............................       108,306
                                                                    -----------
               INSURANCE - MULTILINE - 0.23%
  125,000      Fairfax Financial Holdings, Ltd.:
                8.25% due 10/01/15...............................        87,343
                                                                    -----------
               TELECOMMUNICATIONS - 0.55%
   60,000(/2/) MetroNet Communications Corp.:
                1.00% due 06/15/08...............................         9,000
  150,000      Telefonica Europe BV:
                8.25% due 09/15/30...............................       167,637
   50,000      Teleglobe Canada, Inc.:
                7.70% due 07/20/29...............................        31,336
                                                                    -----------
                                                                        207,973
                                                                    -----------
               TOTAL FOREIGN BONDS
               (Cost $557,614)...................................       503,900
                                                                    -----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            FOREIGN GOVERNMENT BONDS - 0.63%
 $  242,339 Republic of Colombia:
             (Cost $239,827)......................................   $   242,945
                                                                     -----------
            UNITED STATES GOVERNMENT - 54.78%
            FEDERAL AGENCIES - 1.23%
     85,000 Federal Farm Credit Bank:
             6.75% due 07/07/09...................................        92,132
    550,000 Financing Corp.:
             0.00% due 05/11/18...................................       194,332
    180,000 Tennessee Valley Authority:
             5.63% due 01/18/11...................................       179,381
                                                                     -----------
                                                                         465,845
                                                                     -----------
            GOVERNMENT SPONSORED - 40.48%
            Federal Home Loan Bank:
     60,000  7.22% due 02/25/03...................................        62,822
     55,000  5.81% due 03/23/09...................................        56,624
     75,000  5.32% due 12/23/08...................................        75,446
    650,000  5.13% due 09/15/03...................................       671,938
            Federal Home Loan Mortgage Corp.:
    143,931  8.00% due 02/01/30...................................       151,936
     49,491  8.00% due 07/01/30...................................        52,243
    350,000  7.50% due 12/01/30...................................       364,763
    500,000  7.00% due 11/01/16...................................       521,405
    575,000  6.00% due 02/01/32...................................       572,303
  1,000,000  6.00% due 12/31/99...................................     1,990,620
            Federal National Mortgage Association:
    121,435  7.50% due 11/01/14...................................       128,759
    955,000  7.13% due 06/15/10...................................     1,064,376
  3,534,650  7.00% due 09/01/31...................................     3,640,689
    750,000  6.50% due 02/01/17...................................       772,965
    640,000  6.50% due 03/01/17...................................       659,597
    697,630  6.50% due 04/01/29...................................       709,182
  1,450,000  6.50% due 02/01/32...................................     1,471,286
    349,965  6.00% due 12/01/16...................................       354,994
    145,000  5.69% due 01/23/06...................................       147,017
            Government National Mortgage Association:
    297,598  8.00% due 04/15/30...................................       314,614
    219,187  7.50% due 04/15/29...................................       229,598
    158,670  7.50% due 10/15/29...................................       166,207
    461,295  7.50% due 11/15/30...................................       482,916
    383,163  7.00% due 09/15/28...................................       396,451
    382,834  6.50% due 06/15/29...................................       390,249
                                                                     -----------
                                                                      15,449,001
                                                                     -----------

    PAR                                                              MARKET
   VALUE                                                              VALUE

-------------------------------------------------------------------------------
            TREASURY BONDS/NOTES - 13.07%
 $1,100,000 United States Treasury Bonds:
             Zero coupon due 11/15/22...........................   $   329,978
            United States Treasury Notes:
    325,000  5.75% due 11/15/05.................................       345,465
     50,000  5.00% due 02/15/11.................................        50,367
  2,485,000  5.00% due 08/15/11.................................     2,500,134
    200,000  4.88% due 02/15/12.................................       200,101
  1,070,000  3.50% due 11/15/06.................................     1,038,734
     50,000  3.25% due 12/31/03.................................        50,289
    375,000  3.00% due 01/31/04.................................       375,000
                                                                   -----------
                                                                     4,989,287
                                                                   -----------
            TOTAL UNITED STATES GOVERNMENT
            (Cost $20,613,739)..................................    20,904,133
                                                                   -----------
            SHORT-TERM INVESTMENTS - 12.96%
            COMMERCIAL PAPER - 9.44%
  1,800,000 Dow Chemical Co.:
             1.93% due 03/01/02.................................     1,800,000
  1,800,000 UBS Finance, Inc.:
             1.90% due 03/01/02.................................     1,800,000
                                                                   -----------
                                                                     3,600,000
                                                                   -----------
            REPURCHASE AGREEMENT - 3.52%
  1,344,000 State Street Bank, 1.78% dated 02/28/02, to be
            repurchased at $1,344,066 on 03/01/02,
            collateralized by Federal National Mortgage
            Association, 6.38% on 06/15/09 with market value of
            $1,384,346..........................................     1,344,000
                                                                   -----------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost $4,944,000)...................................     4,944,000
                                                                   -----------
            TOTAL INVESTMENTS
            (Cost $39,077,143) - 102.83%........................    39,238,684
                                                                   -----------
            Other assets and liabilities,
            net - (2.83)%.......................................    (1,076,722)
                                                                   -----------
            NET ASSETS - 100%...................................   $38,161,962
                                                                   -----------

    * Non-income producing

--------------------------------------------------------------------------------

 February 28, 2002                                              49
        CORE BOND FUND - SCHEDULE OF INVESTMENTS (Unaudited) - CONTINUED
----
 + Security represents an investment in an affiliated company.
(/1/)Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.
(/2/)Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined date. Rate shown reflects the increased rate. (/3/)Non-income producing-issuer filed for protection under Federal Bankruptcy
     Code or is in default of interest payments.



SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 50                                              February 28, 2002
                        MONEY MARKET II FUND (Unaudited)
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                     Since Inception*
---------------------------------------------------------------------------------------------
   0.97%                          3.00%                                           4.76%

*September 21, 1998
(a)Average annual total returns are net of expenses.


                                    [CHART]
                        AG Money Market Fund            NYC 30 Day CD Rate
       21-Sep-98                 $10,000.00                    $10,000.00
       26-Feb-99                  10,234.37                     10,192.15
       31-Aug-99                  10,466.30                     10,410.58
       29-Feb-00                  10,738.70                     10,643.57
       31-Aug-00                  11,059.40                     10,905.75
       28-Feb-01                  11,390.75                     11,157.98
       31-Aug-01                  11,620.01                     11,333.17
       28-Feb-02                  11,732.67                     11,433.65

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

                                Top 10 Holdings

   1. State Street Bank,
      1.76% due 02/28/02..........  8.11%
   2. Federal National Mortgage
      Association,
      2.07% due 10/03/02..........  3.73%
   3. Marsh & McLennan Companies,
      Inc.,
      1.87% due 03/01/02..........  3.19%
   4. Federal National Mortgage
      Association,
      1.75% due 03/01/02..........  3.19%
   5. Federal Home Loan Bank,
      1.73% due 03/13/02..........  3.19%
   6. Federal Home Loan Mortgage,
      1.73% due 04/16/02..........  3.18%
   7. Federal National Mortgage
      Association,
      1.75% due 04/25/02..........  3.18%
   8. Federal Home Loan Mortgage,
      2.14% due 11/15/02..........  3.14%
   9. Federal Home Loan Mortgage
      Corp.,
      2.20% due 03/08/02..........  2.70%
  10. Federal National Mortgage
      Association,
      2.20% due 03/21/02..........  2.39%





--------------------------------------------------------------------------------

 February 28, 2002                                              51
           MONEY MARKET II FUND - SCHEDULE OF INVESTMENTS (Unaudited)

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            COMMERCIAL PAPER - 92.16%
            ASSET BACKED COMMERCIAL PAPER - 11.99%
            Capital Corp.:
 $  500,000  1.80% due 03/06/02...................................   $   499,875
  1,000,000  1.80% due 04/04/02...................................       998,300
  1,032,000  1.80% due 04/18/02...................................     1,029,523
            Ciesco LP:
    500,000  1.78% due 04/04/02...................................       499,159
  1,000,000  1.78% due 04/05/02...................................       998,269
  1,000,000  1.73% due 03/08/02...................................       999,664
            Delaware Funding Corp.:
  1,000,000  1.80% due 03/18/02...................................       999,150
    500,000  1.79% due 03/20/02...................................       499,528
  1,000,000  1.78% due 03/11/02...................................       999,506
                                                                     -----------
                                                                       7,522,974
                                                                     -----------
            BANKS - OTHER - 1.59%
            Nations Bank Corp.:
  1,000,000  2.00% due 06/17/02...................................     1,000,573
                                                                     -----------
            FEDERAL AGENCIES - 3.18%
            Federal Farm Credit Bank:
  1,000,000  2.20% due 01/28/03...................................       999,343
  1,000,000  1.98% due 05/14/02...................................       995,930
                                                                     -----------
                                                                       1,995,273
                                                                     -----------
            FINANCIAL SERVICES - 7.96%
            Govco, Inc.:
    650,000  1.80% due 04/12/02...................................       648,635
    750,000  1.75% due 04/10/02...................................       748,542
  1,100,000  1.70% due 03/20/02...................................     1,099,013
            Windmill Funding Corp.:
    500,000  1.80% due 04/24/02...................................       498,650
  1,000,000  1.79% due 04/10/02...................................       998,011
  1,000,000  1.78% due 04/03/02...................................       998,368
                                                                     -----------
                                                                       4,991,219
                                                                     -----------

    PAR                                                                MARKET
   VALUE                                                                VALUE

--------------------------------------------------------------------------------
            GOVERNMENT SPONSORED - 64.25%
            Federal Home Loan Bank:
 $  988,000  1.94% due 04/12/02...................................   $   985,764
  2,000,000  1.73% due 03/13/02...................................     1,998,847
  1,500,000  1.73% due 03/20/02...................................     1,498,630
  1,500,000  1.73% due 04/10/02...................................     1,497,117
            Federal Home Loan Mortgage Corp.:
  1,693,000  2.20% due 03/08/02...................................     1,692,276
  2,000,000  2.14% due 11/15/02...................................     1,969,208
  1,340,000  2.01% due 05/23/02...................................     1,333,790
  1,148,000  1.98% due 05/06/02...................................     1,143,833
    500,000  1.95% due 03/18/02...................................       499,540
  1,168,000  1.88% due 03/27/02...................................     1,166,414
  1,000,000  1.84% due 08/15/02...................................       991,464
    800,000  1.83% due 03/27/02...................................       798,943
    621,000  1.83% due 03/28/02...................................       620,148
  1,263,000  1.80% due 03/18/02...................................     1,261,926
  1,500,000  1.73% due 04/02/02...................................     1,497,693
  2,000,000  1.73% due 04/16/02...................................     1,995,579
  1,050,000  1.72% due 03/12/02...................................     1,049,448
  1,035,000  1.66% due 03/14/02...................................     1,034,380
            Federal National Mortgage Association:
    624,000  2.23% due 03/14/02...................................       623,498
  1,503,000  2.20% due 03/21/02...................................     1,501,163
  1,000,000  2.16% due 03/14/02...................................       999,220
  1,000,000  2.09% due 12/13/02...................................       983,338
  2,368,000  2.07% due 10/03/02...................................     2,339,306
  1,500,000  2.05% due 05/16/02...................................     1,493,508
    640,000  2.03% due 05/09/02...................................       637,510
    948,000  1.82% due 04/15/02...................................       945,843
    972,000  1.80% due 03/06/02...................................       971,757
    770,000  1.78% due 05/30/02...................................       766,573
  1,500,000  1.76% due 05/22/02...................................     1,494,004
  2,000,000  1.75% due 03/01/02...................................     1,999,948
  2,000,000  1.75% due 04/25/02...................................     1,994,653
    509,000  1.68% due 03/07/02...................................       508,857
                                                                     -----------
                                                                      40,294,178
                                                                     -----------

    PAR                                                              MARKET
   VALUE                                                              VALUE

-------------------------------------------------------------------------------
            INSURANCE - MULTILINE - 3.19%
            Marsh & McLennan Companies, Inc.:
 $2,000,000  1.87% due 03/01/02.................................   $ 2,000,000
                                                                   -----------
            TOTAL COMMERCIAL PAPER
            (Cost $57,804,217)..................................    57,804,217
                                                                   -----------
            REPURCHASE AGREEMENT - 8.11%
  5,085,000 State Street Bank, 1.76% dated 02/28/02, to be
            repurchased at $5,085,249 on 03/01/02,
            collateralized by United States Treasury Bond -
            13.25% on 05/15/14 and 1.68% on 05/09/02, with
            market values of $5,172,206 and $24,906 respectively
            (Cost $5,085,000)...................................     5,085,000
                                                                   -----------
            TOTAL INVESTMENTS
            (Cost $62,889,217) - 100.27%........................    62,889,217
            Other assets and liabilities,
            net - (0.27)%.......................................      (171,568)
                                                                   -----------
            NET ASSETS - 100%...................................   $62,717,649
                                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 52                                              February 28, 2002
                  AGGRESSIVE GROWTH LIFESTYLE FUND (Unaudited)
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
  (2.18%)                        (10.28%)                                          5.53%

*September 21, 1998
(a)Average annual total returns are net of expenses.


                                    [CHART]
                            AG Aggressive Growth Lifestyle       S&P 500
                                       Fund                       Index
       21-Sep-98                   $10,000.00                  $10,000.00
       26-Feb-99                    11,510.02                   11,811.06
       31-Aug-99                    12,638.09                   12,678.24
       29-Feb-00                    15,550.69                   14,200.36
       31-Aug-00                    16,418.02                   14,733.83
       28-Feb-01                    13,410.40                   12,406.87
       31-Aug-01                    12,299.01                   11,509.28
       28-Feb-02                    12,031.47                   11,230.81

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

 (/1/)The benchmark for the Fund is a blend of the Wilshire 5000 Total Market
      Index ("Wilshire") (65%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") Index (25%), and Lehman Brothers Aggregate Index (10%).

MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as sub-adviser.)

How did the Fund perform relative to its benchmark?
For the six month period ended February 28, 2002, the Aggressive Growth Lifestyle Fund, with a return of (2.18)%, performed well, outperforming its benchmark, a Blended Index, which returned (2.42)% over the same period.

What were the dominant portfolio themes?
This Fund is a lifestyle fund and as such looks at diversifying its holdings across asset classes (bond and stocks) as well as styles (value and growth). Following this, there are no portfolio themes per se. The Fund emphasizes no assets classes in particular.

What is your outlook for the next fiscal period?
A new uncertainty has entered the picture. Escalating Middle East violence has caused oil prices to spike. This combined with the backup in interest rates might dampen the profit recovery. How events unfold in this volatile region could create a bumpy ride for the stock market in the next few months. Absent further escalation, we remain optimistic about the outlook as we currently have an environment favorable to recovery.

--------------------------------------------------------------------------------

 February 28, 2002                                              53
     AGGRESSIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER                                                             MARKET
  OF SHARES                                                            VALUE

--------------------------------------------------------------------------------
             AFFILIATED INVESTMENT
             COMPANIES - 100.02%
             BOND FUND - 10.00%
     225,222 Core Bond Fund......................................   $ 2,191,406
                                                                    -----------
             INTERNATIONAL EQUITY FUND - 25.01%
     565,959 International Growth II Fund........................     5,478,486
                                                                    -----------
             LARGE CAP EQUITY FUNDS - 35.01%
     513,216 Capital Appreciation Fund...........................     4,382,866
     296,136 Large Cap Value Fund................................     3,287,109
                                                                    -----------
                                                                      7,669,975
                                                                    -----------
             MID CAP EQUITY FUNDS - 15.00%
     189,245 Mid Cap Growth Fund.................................     1,095,729
     163,538 Mid Cap Value Fund..................................     2,191,409
                                                                    -----------
                                                                      3,287,138
                                                                    -----------
             SMALL CAP EQUITY FUNDS - 15.00%
     222,481 Small Cap Growth Fund...............................     2,191,445
      96,369 Small Cap Value Fund................................     1,095,711
                                                                    -----------
                                                                      3,287,156
                                                                    -----------
             TOTAL AFFILIATED
             INVESTMENT COMPANIES
             (Cost $23,108,692)..................................    21,914,161
                                                                    -----------
   2,272,166 Other assets less liabilities - (0.02%).............        (5,336)
                                                                    -----------
             NET ASSETS - 100.00%................................   $21,908,825
                                                                    -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 54                                              February 28, 2002
                   MODERATE GROWTH LIFESTYLE FUND (Unaudited)
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                      Since Inception*
----------------------------------------------------------------------------------------------
  (0.82%)                        (4.90%)                                           7.06%

*September 21, 1998
(a)Average annual total returns are net of expenses.


                                    [CHART]
                                     AG Moderate Growth
                               Lifestyle Fund        S&P 500 Index

              21-Sep-98          $10,000.00             $10,000.00
              26-Feb-99           11,247.56              11,390.96
              31-Aug-99           12,038.58              12,004.33
              29-Feb-00           13,840.15              13,174.54
              31-Aug-00           14,842.52              13,788.52
              28-Feb-01           13,295.81              12,246.41
              31-Aug-01           12,748.37              11,704.64
              28-Feb-02           12,644.00              11,614.66

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

 (/1/)The benchmark for the Fund is a blend of a combination of the Wilshire
      5000 Total Market Index ("Wilshire") (55%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") (15%) Index, and Lehman Brothers Aggregate Index (30%).
MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as sub-adviser.)

1. How did the Fund perform relative to its benchmark?
For the six month period ended February 28, 2002, the Moderate Growth Lifestyle Fund, with a return of (0.82)%, performed as expected by tracking the performance of its benchmark, a Blended Index, which returned (0.77)% over the same period.

2. What were the dominant portfolio themes?
This Fund is a lifestyle fund and as such looks at diversifying its holdings across asset classes (bond and stocks) as well as styles (value and growth). Following this, there are no portfolio themes per se. The Fund emphasizes no assets classes in particular.

3. What is your outlook for the next fiscal period?
A new uncertainty has entered the picture. Escalating Middle East violence has caused oil prices to spike. This combined with the backup in interest rates might dampen the profit recovery. How events unfold in this volatile region could create a bumpy ride for the stock market in the next few months. Absent further escalation, we remain optimistic about the outlook as we currently have an environment favorable to recovery.

--------------------------------------------------------------------------------

 February 28, 2002                                              55
      MODERATE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER                                                              MARKET
  OF SHARES                                                             VALUE

--------------------------------------------------------------------------------
             AFFILIATED INVESTMENT
             COMPANIES - 99.99%
             BOND FUNDS - 35.00%
   1,141,168 Core Bond Fund.......................................   $11,103,265
     242,224 High Yield Bond Fund.................................     1,850,592
                                                                     -----------
                                                                      12,954,158
                                                                     -----------
             INTERNATIONAL EQUITY FUND - 18.00%
     688,235 International Growth II Fund.........................     6,662,117
                                                                     -----------
             LARGE CAP EQUITY FUND - 25.00%
     476,737 Capital Appreciation Fund............................     4,071,338
     234,364 Large Cap Value Fund.................................     5,181,664
                                                                     -----------
                                                                       9,253,002
                                                                     -----------
             MID CAP EQUITY FUND - 11.99%
     191,774 Mid Cap Growth Fund..................................     1,110,373
      80,890 Mid Cap Value Fund...................................     3,331,072
                                                                     -----------
                                                                       4,441,445
                                                                     -----------
             SMALL CAP EQUITY FUND - 10.00%
     187,880 Small Cap Growth Fund................................     1,850,614
     162,762 Small Cap Value Fund.................................     1,850,603
                                                                     -----------
                                                                       3,701,217
                                                                     -----------
             TOTAL AFFILIATED INVESTMENTS COMPANIES
             (Cost $37,888,448)...................................    37,011,638
                                                                     -----------
             Other assets less liabilities - 0.01%................         3,743
                                                                     -----------
   3,406,034 NET ASSETS - 100.00%.................................   $37,015,683
                                                                     -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 56                                              February 28, 2002
                 CONSERVATIVE GROWTH LIFESTYLE FUND (Unaudited)
      -------------------------------------------------------------------------
                           Average Annual Total Return(a)

  6 Months                        1 Year                                     Since Inception*
---------------------------------------------------------------------------------------------
  (0.22%)                         1.78%                                           7.63%

*September 21, 1998
(a)Average annual total returns are net of expenses.


                                    [CHART]
                         AG Conservative Growth Lifestyle        S&P 500
                                     Fund                         Index
          21-Sep-98              $10,000.00                    $10,000.00
          26-Feb-99               11,009.40                     10,969.41
          31-Aug-99               11,598.84                     11,356.53
          29-Feb-00               12,866.16                     12,208.68
          31-Aug-00               13,841.39                     12,847.33
          28-Feb-01               13,109.96                     12,046.20
          31-Aug-01               12,905.84                     11,837.14
          28-Feb-02               12,876.88                     11,908.33

 Past performance is not predictive of future performance.
 The Fund returns reflect investment management fees and other Fund expenses. The Fund's returns do not reflect charges included in the annuity contract or variable life policy for mortality and expense guarantees, administrative fees, distribution fees and surrender charges.

 The benchmark for the Lifestyle Fund is a blend of the Wilshire 5000 Total Market Index ("Wilshire") (42%), Morgan Stanley Capital International(R) Europe, Australasia, Far East ("EAFE") Index (8%), and Lehman Brothers Aggregate Index (50%).
MANAGEMENT OVERVIEW
A discussion with AIG Global Investment Corp.
(Prior to January 1, 2002, American General Investment Management, L.P. served as sub-adviser.)

1. How did the Fund perform relative to its benchmark?
For the six month period ended February 28, 2002, the Conservative Growth Lifestyle Fund, with a return of (0.22)%, performed well, outperforming its benchmark, a Blended Index, which returned (0.60)% over the same period.

2. What were the dominant portfolio themes?
This Fund is a lifestyle fund and as such looks at diversifying its holdings across asset classes (bond and stocks) as well as styles (value and growth). Following this, there are no portfolio themes per se. The Fund emphasizes bond asset class in particular.

5. What is your outlook for the next fiscal period?
A new uncertainty has entered the picture. Escalating Middle East violence has caused oil prices to spike. This combined with the backup in interest rates might dampen the profit recovery. How events unfold in this volatile region could create a bumpy ride for the stock market in the next few months. Absent further escalation, we remain optimistic about the outlook as we currently have an environment favorable to recovery.

--------------------------------------------------------------------------------

 February 28, 2002                                              57
    CONSERVATIVE GROWTH LIFESTYLE FUND - SCHEDULE OF INVESTMENTS (Unaudited)

   NUMBER                                                             MARKET
  OF SHARES                                                            VALUE

--------------------------------------------------------------------------------
             AFFILIATED INVESTMENT
             COMPANIES - 100.02%
             BOND FUNDS - 55.01%
   1,114,010 Core Bond Fund......................................   $10,839,319
     141,876 High Yield Bond Fund................................     1,083,931
                                                                    -----------
                                                                     11,923,250
                                                                    -----------
             INTERNATIONAL EQUITY FUND - 10.00%
     223,952 International Growth II Fund........................     2,167,858
                                                                    -----------
             LARGE CAP EQUITY FUND - 22.01%
     253,850 Capital Appreciation Fund...........................     2,167,876
     234,364 Large Cap Value Fund................................     2,601,437
                                                                    -----------
                                                                      4,769,313
                                                                    -----------
             MID CAP EQUITY FUND - 7.00%
      74,884 Mid Cap Growth Fund.................................       433,577
      80,890 Mid Cap Value Fund..................................     1,083,933
                                                                    -----------
                                                                      1,517,510
                                                                    -----------
             SMALL CAP EQUITY FUND - 6.00%
      66,027 Small Cap Growth Fund...............................       650,364
      57,200 Small Cap Value Fund................................       650,362
                                                                    -----------
                                                                      1,300,726
                                                                    -----------
             TOTAL AFFILIATED
             INVESTMENTS COMPANIES
             (Cost $22,008,699)..................................    21,678,657
                                                                    -----------
             Other assets less liabilities - (0.02%).............        (5,293)
                                                                    -----------
   2,247,053 NET ASSETS - 100.00%................................   $21,673,364
                                                                    -----------

--------------------------------------------------------------------------------

 58                                              February 28, 2002
                STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

                           INTERNATIONAL        CAPITAL         MID CAP        SMALL CAP       LARGE CAP        MID CAP
                           GROWTH II FUND  APPRECIATION FUND  GROWTH FUND     GROWTH FUND      VALUE FUND      VALUE FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost............           $   31,596,299   $   35,791,704   $   31,684,648  $   32,182,595  $   23,856,521  $   83,331,566
                           --------------   --------------   --------------  --------------  --------------  --------------
Investments, at
market..........           $   30,478,322   $   31,669,064   $   28,156,797  $   29,260,204  $   24,895,759  $   85,095,681
Cash
(overdraft).....                   66,240               93          116,602          26,784          19,134             719
Receivable for:
 Investments
 sold...........                  102,624          565,176          172,002              --         395,172         939,492
 Trust shares
 sold...........                    1,765           90,065          180,527              --         102,201         199,294
 Foreign
 currency sold..                       --               --               --              --              --              --
 Dividends and
 interest.......                   54,043           24,892            3,286          99,923          52,194          60,999
 Expenses
 reimbursement..                   38,346           28,636            3,783          31,683          29,533          44,377
Other assets....                    2,805           25,277            1,494           2,430           1,992           1,926
                           --------------   --------------   --------------  --------------  --------------  --------------
TOTAL ASSETS....               30,744,145       32,403,203       28,634,491      29,421,024      25,495,985      86,342,488
                           --------------   --------------   --------------  --------------  --------------  --------------
LIABILITIES:
Payable for:
 Investments
 purchased......                  388,712          416,474          289,383              --         260,144       1,098,767
 Trust shares
 reacquired.....                   51,616               --               --              --           3,475             240
 Custodian fee..                   31,369           12,926           15,608          14,826          16,127           2,724
 Professional
 fee............                      136              520              208             315             180             476
 Report to
 shareholders...                    5,541            5,528            4,527           4,801           3,958          12,591
Payable to
affiliates:
 Advisory fees..                   20,021           13,448           17,712          18,919           9,502          46,757
 Administrative
 services.......                   31,936           33,213           27,746          29,259          23,745          76,073
 Accounting
 services.......                    1,764              246               --           1,723             312           1,136
 Transfer agency
 fee............                    1,155            1,386            1,155           1,386           1,155           1,386
 Trustees'
 fees...........                    6,711            7,903            5,491           7,082           4,741          14,617
Accrued expenses
and other
liabilities.....                    4,655           12,068           18,193          13,191          15,197          21,326
                           --------------   --------------   --------------  --------------  --------------  --------------
TOTAL
LIABILITIES.....                  543,616          503,712          380,023          91,502         338,536       1,276,093
                           --------------   --------------   --------------  --------------  --------------  --------------
NET ASSETS......           $   30,200,529   $   31,899,491   $   28,254,468  $   29,329,522  $   25,157,449  $   85,066,395
                           --------------   --------------   --------------  --------------  --------------  --------------
---------------------------------------------------------------------------------------------------------------------------
                             SMALL CAP        SOCIALLY
                             VALUE FUND   RESPONSIBLE FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost............           $   32,868,566  $   13,006,246
                           -------------- ----------------
Investments, at
market..........           $   33,525,818  $   11,827,981
Cash
(overdraft).....                      152             559
Receivable for:
 Investments
 sold...........                   82,928              --
 Trust shares
 sold...........                  788,312           4,474
 Foreign
 currency sold..                       --              --
 Dividends and
 interest.......                   50,239          12,003
 Expenses
 reimbursement..                   18,192          26,442
Other assets....                    2,018           1,141
                           -------------- ----------------
TOTAL ASSETS....               34,467,659      11,872,600
                           -------------- ----------------
LIABILITIES:
Payable for:
 Investments
 purchased......                       --              --
 Trust shares
 reacquired.....                       --              --
 Custodian fee..                   35,173          18,183
 Professional
 fee............                    2,036             178
 Report to
 shareholders...                    7,136           2,026
Payable to
affiliates:
 Advisory fees..                   57,209           2,248
 Administrative
 services.......                   30,432          12,158
 Accounting
 services.......                    5,531             696
 Transfer agency
 fee............                    1,155             462
 Trustees'
 fees...........                    9,640           3,066
Accrued expenses
and other
liabilities.....                    4,861           3,565
                           -------------- ----------------
TOTAL
LIABILITIES.....                  153,173          42,582
                           -------------- ----------------
NET ASSETS......           $   34,314,486  $   11,830,018
                           -------------- ----------------
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Trust shares at
par value of
$0.01 per
share...........           $       31,206   $       37,318   $       48,816  $       29,769  $       22,666  $       63,517
Additional paid
in capital......               37,014,597       45,259,054       40,488,116      43,155,091      24,678,793      82,339,685
Undistributed/Accumulated
net realized
gain (loss) on
securities......               (5,569,122)      (9,275,714)      (8,700,544)    (10,840,930)       (593,270)        890,100
Undistributed/Accumulated
net investment
income (loss)...                 (157,827)           1,473          (54,175)        (92,017)         10,022           8,891
Unrealized
appreciation
(depreciation)
of:
 Investments....               (1,117,977)      (4,122,640)      (3,527,851)     (2,922,391)      1,039,238       1,764,115
 Futures........                       --               --               --              --              --              --
 Foreign
 currency
 translation....                     (348)              --              106              --              --              87
                           --------------   --------------   --------------  --------------  --------------  --------------
NET ASSETS
APPLICABLE TO
SHARES
OUTSTANDING.....           $   30,200,529   $   31,899,491   $   28,254,468  $   29,329,522  $   25,157,449  $   85,066,395
                           --------------   --------------   --------------  --------------  --------------  --------------
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS
REPRESENTED BY:
Trust shares at
par value of
$0.01 per
share...........           $       30,167  $       11,537
Additional paid
in capital......               32,850,084      13,272,452
Undistributed/Accumulated
net realized
gain (loss) on
securities......                  760,462        (264,814)
Undistributed/Accumulated
net investment
income (loss)...                   16,521           4,617
Unrealized
appreciation
(depreciation)
of:
 Investments....                  657,252      (1,178,265)
 Futures........                       --         (15,509)
 Foreign
 currency
 translation....                       --              --
                           -------------- ----------------
NET ASSETS
APPLICABLE TO
SHARES
OUTSTANDING.....           $   34,314,486  $   11,830,018
                           -------------- ----------------
---------------------------------------------------------------------------------------------------------------------------

SHARES OF
BENEFICIAL
INTEREST:
(unlimited
shares
authorized)
 Authorized (par
 value $0.01 per
 share).........            1,000,000,000    1,000,000,000    1,000,000,000   1,000,000,000   1,000,000,000   1,000,000,000
 Outstanding....                3,120,653        3,731,786        4,881,610       2,976,906       2,266,601       6,351,722
 NET ASSET
 VALUE, OFFERING
 AND REDEMPTION
 PRICE PER
 SHARE..........           $         9.68   $         8.55   $         5.79  $         9.85  $        11.10  $        13.39
SHARES OF
BENEFICIAL
INTEREST:
(unlimited
shares
authorized)
 Authorized (par
 value $0.01 per
 share).........            1,000,000,000   1,000,000,000
 Outstanding....                3,016,775       1,153,742
 NET ASSET
 VALUE, OFFERING
 AND REDEMPTION
 PRICE PER
 SHARE..........           $        11.37  $        10.25

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 February 28, 2002                                              59
          STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) - CONTINUED

                                                                            MONEY       AGGRESSIVE       MODERATE
                            HIGH YIELD      STRATEGIC        CORE         MARKET II       GROWTH          GROWTH
                             BOND FUND      BOND FUND      BOND FUND        FUND      LIFESTYLE FUND  LIFESTYLE FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost................       $  19,085,530  $  22,099,122  $  39,077,143  $  62,889,217 $  23,108,692   $  37,888,448
                           -------------  -------------  -------------  ------------- -------------   -------------
Investments, at
market..............       $  18,074,653  $  22,482,366  $  39,238,684  $  62,889,217 $  21,914,161   $  37,011,638
Cash (overdraft)....                 163          4,942             63            897        (3,178)          6,892
Receivable for:
 Investments sold...             162,058         55,572      1,393,008             --            --              --
 Trust shares sold..              22,054         11,380         18,967             --            --              --
 Dividends and
 interest...........             410,052        377,670        340,483         15,158            --              --
 Expenses
 reimbursement......              28,681         19,457         33,644         39,285            --              --
Other assets........               1,108            415          2,481          1,173            --              --
                           -------------  -------------  -------------  ------------- -------------   -------------
TOTAL ASSETS........          18,698,769     22,951,802     41,027,330     62,945,730    21,910,983      37,018,530
                           -------------  -------------  -------------  ------------- -------------   -------------
LIABILITIES:
Payable for:
 Investments
 purchased..........             173,502        132,715      2,766,956             --            --              --
 Trust shares
 reacquired.........               4,617             --          7,502        103,500            --              --
 Custodian fee......              17,156         11,061         11,603          3,528            --              --
 Professional fee...                 137            124            207            393            --              --
 Report to
 shareholders.......               3,145          3,449          6,391         11,995            --              --
Payable to
affiliates:
 Advisory fees......               9,862         10,123         14,451         11,846         2,158           2,847
 Administrative
 services...........              18,572         19,528         37,973         64,756            --              --
 Accounting
 services...........               1,093          1,301          2,234          3,664            --              --
 Transfer agency
 fee................               1,386            924          1,386            462            --              --
 Trustees' fees.....               3,763          3,559          7,401         12,625            --              --
Accrued expenses and
other liabilities...               3,650          6,922          9,264         15,312            --              --
                           -------------  -------------  -------------  ------------- -------------   -------------
TOTAL LIABILITIES...             236,883        189,706      2,865,368        228,081         2,158           2,847
                           -------------  -------------  -------------  ------------- -------------   -------------
NET ASSETS..........       $  18,461,886  $  22,762,096  $  38,161,962  $  62,717,649 $  21,908,825   $  37,015,683
                           -------------  -------------  -------------  ------------- -------------   -------------
--------------------------------------------------------------------------------------------------------------------
                            CONSERVATIVE
                               GROWTH
                           LIFESTYLE FUND
--------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at
cost................       $  22,008,699
                           ---------------
Investments, at
market..............       $  21,678,657
Cash (overdraft)....              (3,252)
Receivable for:
 Investments sold...                  --
 Trust shares sold..                  --
 Dividends and
 interest...........                  --
 Expenses
 reimbursement......                  --
Other assets........                  --
                           ---------------
TOTAL ASSETS........          21,675,405
                           ---------------
LIABILITIES:
Payable for:
 Investments
 purchased..........                  --
 Trust shares
 reacquired.........                  --
 Custodian fee......                  --
 Professional fee...                  --
 Report to
 shareholders.......                  --
Payable to
affiliates:
 Advisory fees......               2,041
 Administrative
 services...........                  --
 Accounting
 services...........                  --
 Transfer agency
 fee................                  --
 Trustees' fees.....                  --
Accrued expenses and
other liabilities...                  --
                           ---------------
TOTAL LIABILITIES...               2,041
                           ---------------
NET ASSETS..........       $  21,673,364
                           ---------------
--------------------------------------------------------------------------------------------------------------------

NET ASSETS
REPRESENTED BY:
Trust shares at par
value of $0.01 per
share...............       $      24,176  $      23,384  $      39,226  $     627,176 $      25,595   $      37,839
Additional paid in
capital.............          21,217,869     22,741,988     38,176,320     62,090,473    26,895,747      41,928,541
Undistributed/Accumulated
net realized gain
(loss) on
securities..........          (1,794,913)      (500,064)      (236,386)            --    (3,725,465)     (3,884,354)
Undistributed/Accumulated
net investment
income (loss).......              25,631        113,544         21,261             --       (92,521)       (189,533)
Unrealized
appreciation
(depreciation) of:
 Investments........          (1,010,877)       383,244        161,541             --    (1,194,531)       (876,810)
 Futures............                  --             --             --             --            --              --
 Foreign currency
 translation........                  --             --             --             --            --              --
                           -------------  -------------  -------------  ------------- -------------   -------------
NET ASSETS
APPLICABLE TO SHARES
OUTSTANDING.........       $  18,461,886  $  22,762,096  $  38,161,962  $  62,717,649 $  21,908,825   $  37,015,683
                           -------------  -------------  -------------  ------------- -------------   -------------
--------------------------------------------------------------------------------------------------------------------
NET ASSETS
REPRESENTED BY:
Trust shares at par
value of $0.01 per
share...............       $      23,684
Additional paid in
capital.............          23,959,230
Undistributed/Accumulated
net realized gain
(loss) on
securities..........          (1,627,136)
Undistributed/Accumulated
net investment
income (loss).......            (352,372)
Unrealized
appreciation
(depreciation) of:
 Investments........            (330,042)
 Futures............                  --
 Foreign currency
 translation........                  --
                           ---------------
NET ASSETS
APPLICABLE TO SHARES
OUTSTANDING.........       $  21,673,364
                           ---------------
--------------------------------------------------------------------------------------------------------------------

SHARES OF BENEFICIAL
INTEREST: (unlimited
shares authorized)
 Authorized (par
 value $0.01 per
 share).............       1,000,000,000  1,000,000,000  1,000,000,000  1,000,000,000 1,000,000,000   1,000,000,000
 Outstanding........           2,417,645      2,338,428      3,922,605     62,717,649     2,559,453       3,783,901
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE..........       $        7.64  $        9.73  $        9.73  $        1.00 $        8.56   $        9.78
SHARES OF BENEFICIAL
INTEREST: (unlimited
shares authorized)
 Authorized (par
 value $0.01 per
 share).............       1,000,000,000
 Outstanding........           2,368,404
 NET ASSET VALUE,
 OFFERING AND
 REDEMPTION PRICE
 PER SHARE..........       $        9.15

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 60                             Six Months Ended February 28, 2002
                      STATEMENTS OF OPERATIONS (Unaudited)

                          INTERNATIONAL   CAPITAL                               LARGE CAP              SMALL CAP   SOCIALLY
                            GROWTH II   APPRECIATION    MID CAP     SMALL CAP     VALUE     MID CAP      VALUE    RESPONSIBLE
                              FUND          FUND      GROWTH FUND  GROWTH FUND    FUND     VALUE FUND    FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of
foreign withholding
taxes of $9,364 for
International Growth II
Fund)...................   $    80,601  $   124,919   $    31,227  $    51,921  $202,548   $  458,019  $278,616    $  73,933
Interest................        15,411        9,517        25,090       15,490     6,588       66,783    20,875        7,060
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
 Total investment
 income.................        96,012      134,436        56,317       67,411   209,136      524,802   299,491       80,993
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
EXPENSES:
Advisory fees...........       127,397       86,012       103,134      116,784    55,594      267,578   108,528       14,390
Custodian fees..........        76,616       13,770        30,996       25,534    30,858       27,522    45,519       19,945
Administrative fee......        35,542       39,096        32,229       34,348    27,797       89,193    36,176       14,390
Professional fee........         3,479        9,516         2,861        5,272     2,913        7,193     5,246        3,289
Report to shareholders..         8,522        7,321         5,867        7,758     5,069       19,679     8,495        2,712
Trustees' fees and
expenses................         7,836        8,663         7,023        7,742     6,101       19,863     8,044        3,272
Directors Retirement and
Deferred Compensation
plans...................         1,547        1,654         1,487        1,506     1,266        4,218     1,671          609
Accounting services.....         9,952       10,947         9,024        9,618     7,783       24,974    10,129        4,029
Transfer agency fee.....         1,792        2,123         1,701        2,088     1,672        2,274     1,693          729
Licensing fee...........            --        2,928         2,127        4,050     9,347        5,627     9,347           --
Miscellaneous...........         4,423        5,729         2,540        4,922     2,847        5,151     3,530        2,336
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
 Total expenses.........       277,106      187,759       198,989      219,622   151,247      473,272   238,378       65,701
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
 Expense reimbursement..      (134,286)     (54,849)      (89,439)     (60,194)  (61,321)     (99,333) (101,323)     (33,527)
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
 Net expenses...........       142,820      132,910       109,550      159,428    89,926      373,939   137,055       32,174
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
NET INVESTMENT INCOME
(LOSS)..................       (46,808)       1,526       (53,233)     (92,017)  119,210      150,863   162,436       48,819
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss)
on securities and
foreign currencies:
 Investments............    (3,567,822)  (4,420,716)   (4,504,429)  (5,101,553) (428,020)   1,111,760   733,756      (33,596)
 Capital gain
 distributions..........            --           --            --           --        --           --        --           --
 Futures contracts......            --       89,808            --           --        --           --   (90,699)     (42,097)
 Foreign currency
 transactions...........            --           --        (4,910)          --        --      (14,261)       --           --
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
                           (3,567,822)   (4,330,908)   (4,509,339)  (5,101,553) (428,020)   1,097,499   643,057      (75,693)
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
Net unrealized
appreciation
(depreciation) of
securities and foreign
currencies:
 Investments............     3,314,656    2,367,667     2,891,662    3,041,308   567,586    1,242,063   106,099     (199,144)
 Futures contracts......            --           --            --           --        --           --    64,475       43,369
 Foreign currency
 translations...........          (850)       1,593            82           --        --           87        --           --
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
                             3,313,806    2,369,260     2,891,744    3,041,308   567,586    1,242,150   170,574     (155,775)
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
  Net realized and
  unrealized gain (loss)
  on securities and
  foreign currencies....      (254,016)  (1,961,682)   (1,617,682)  (2,060,244)  139,566    2,339,649   813,631     (231,594)
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------
 INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS........   $  (300,824) $(1,960,122)  $(1,670,828) $(2,152,262) $258,776   $2,490,512  $976,067    $(182,649)
                           -----------  -----------   -----------  -----------  --------   ----------  --------    ---------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 Six Months Ended February 28, 2002                             61
                STATEMENTS OF OPERATIONS (Unaudited) - CONTINUED

                                                                       AGGRESSIVE    MODERATE    CONSERVATIVE
                                                              MONEY      GROWTH       GROWTH        GROWTH
                          HIGH YIELD   STRATEGIC  CORE BOND   MARKET    LIFESTYLE    LIFESTYLE    LIFESTYLE
                           BOND FUND   BOND FUND    FUND     II FUND      FUND         FUND          FUND
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends...............  $    36,250  $  9,231   $      --  $     --  $    84,376  $   399,866   $ 338,342
Interest................      917,253   708,890   1,062,250   764,036           --        2,055          --
                          -----------  --------   ---------  --------  -----------  -----------   ---------
 Total investment
 income.................      953,503   718,121   1,062,250   764,036       84,376      401,921     338,342
                          -----------  --------   ---------  --------  -----------  -----------   ---------
EXPENSES:
Advisory fees...........       61,785    54,697      89,140    76,408       10,009       17,268      10,513
Custodian fees..........       23,503    12,373      14,346     3,306           --           --          --
Administrative fee......       22,066    22,790      44,571    76,408           --           --          --
Professional fee........        2,388     1,964       3,200     6,607           --           --          --
Report to shareholders..        4,086     4,214       8,156    14,966           --           --          --
Trustees' fees and
expenses................        4,995     4,935       9,905    16,881           --           --          --
Directors Retirement and
Deferred Compensation
plans...................          953     1,142       1,955     3,206           --           --          --
Accounting services.....        6,178     6,381      12,480    21,394           --           --          --
Transfer agency fee.....        1,869     1,311       2,091     1,017           --           --          --
Licensing fee...........           --        --          --        --           --           --          --
Miscellaneous...........        1,890     2,183       4,653     5,928           --           --          --
                          -----------  --------   ---------  --------  -----------  -----------   ---------
 Total expenses.........      129,713   111,990     190,497   226,121       10,009       17,268      10,513
                          -----------  --------   ---------  --------  -----------  -----------   ---------
 Expense reimbursement..      (41,785)  (30,663)    (53,195)  (54,734)          --           --          --
                          -----------  --------   ---------  --------  -----------  -----------   ---------
 Net expenses...........       87,928    81,327     137,302   171,387       10,009       17,268      10,513
                          -----------  --------   ---------  --------  -----------  -----------   ---------
NET INVESTMENT INCOME
(LOSS)..................      865,575   636,794     924,948   592,649       74,367      384,653     327,829
                          -----------  --------   ---------  --------  -----------  -----------   ---------
REALIZED AND UNREALIZED
GAIN (LOSS) ON
SECURITIES AND FOREIGN
CURRENCIES:
Net realized gain (loss)
on securities and
foreign currencies:
 Investments............     (498,637)   19,247       9,666        --   (1,403,286)  (1,518,444)   (535,106)
 Capital gain
 distributions..........           --        --          --        --      111,282      220,842     120,027
 Futures contracts......           --        --          --        --           --           --          --
 Foreign currency
 transactions...........           --        --          --        --           --           --          --
                          -----------  --------   ---------  --------  -----------  -----------   ---------
                             (498,637)   19,247       9,666        --   (1,292,004)  (1,297,602)   (415,079)
                          -----------  --------   ---------  --------  -----------  -----------   ---------
Net unrealized
appreciation
(depreciation) of
securities and foreign
currencies:
 Investments............     (709,894)  177,732    (499,987)       --      876,368      852,389     120,299
 Futures contracts......           --        --          --        --           --           --          --
 Foreign currency
 translations...........           --      (413)         --        --           --           --          --
                          -----------  --------   ---------  --------  -----------  -----------   ---------
                             (709,894)  177,319    (499,987)       --      876,368      852,389     120,299
                          -----------  --------   ---------  --------  -----------  -----------   ---------
  Net realized and
  unrealized gain (loss)
  on securities and
  foreign currencies....   (1,208,531)  196,566    (490,321)       --     (415,636)    (445,213)   (294,780)
                          -----------  --------   ---------  --------  -----------  -----------   ---------
 INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS........  $  (342,956) $833,360   $ 434,627  $592,649  $  (341,269) $   (60,560)  $  33,049
                          -----------  --------   ---------  --------  -----------  -----------   ---------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 62             STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)


                        INTERNATIONAL                 CAPITAL
                        GROWTH II FUND           APPRECIATION FUND         MID CAP GROWTH FUND       SMALL CAP GROWTH FUND
                   -------------------------  -------------------------  -------------------------  -------------------------
                     For Six                    For Six                    For Six                    For Six
                     Months       For the       Months       For the       Months       For the       Months       For the
                      Ended     Fiscal Year      Ended     Fiscal Year      Ended     Fiscal Year      Ended     Fiscal Year
                    February       Ended       February       Ended       February       Ended       February       Ended
                       28,       August 31,       28,       August 31,       28,       August 31,       28,       August 31,
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
                      2002          2001         2002          2001         2002          2001         2002          2001
                   -------------------------  -------------------------  -------------------------  -------------------------
OPERATIONS:
Net investment
 income (loss)...  $   (46,808) $    221,664  $     1,526  $    (49,084) $   (53,233) $    (26,049) $   (92,017) $   (137,675)
Net realized gain
 (loss) on
 securities and
 foreign
 currencies......   (3,567,822)   (2,058,308)  (4,330,908)   (4,774,457)  (4,509,339)   (1,872,632)  (5,101,552)   (5,648,615)
Net unrealized
 appreciation
 (depreciation)
 of securities
 and
 foreign
 currencies .....    3,313,806    (5,874,723)   2,369,260   (14,360,713)   2,891,744    (9,254,518)   3,041,308   (12,055,514)
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations.....     (300,824)   (7,711,367)  (1,960,122)  (19,184,254)  (1,670,828)  (11,153,199)  (2,152,262)  (17,841,804)
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........      (43,693)      (59,030)        (325)       (6,800)          --       (23,235)          --            --
Net realized gain
 on securities...           --    (1,503,938)          --    (1,358,511)          --    (3,395,111)          --    (3,686,751)
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...      (43,693)   (1,562,968)        (325)   (1,630,643)          --    (3,502,518)          --    (3,686,751)
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
TRUST SHARE
 TRANSACTIONS:
Proceeds from
 shares sold.....   22,192,577    37,704,901    6,648,225    24,507,344    8,778,493    25,238,753    7,787,680    22,950,734
Reinvestment of
 distributions...       43,693     1,562,968          325     1,630,643           --     3,502,518           --     3,686,751
Cost of shares
 reacquired......  (20 048,598)  (13,351,367)  (3,185,422)  (10,909,157)  (2,129,804)   (3,579,390)  (3,828,719)  (11,585,621)
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
 Increase
  (decrease) in
  net assets
  resulting from
  trust share
  transactions...    2,187,672    25,916,502    3,463,128    15,228,830    6,648,689    25,161,881    3,958,961    15,051,864
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......    1,843,155    16,642,167    1,502,681    (5,586,067)   4,977,861    10,506,164    1,806,699    (6,476,691)
NET ASSETS:
Beginning of
 period..........   28,357,374    11,715,207   30,396,810    35,982,877   23,276,607    12,770,443   27,522,823    33,999,514
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
End of period....  $30,200,529  $ 28,357,374  $31,899,491  $ 30,396,810  $28,254,468  $ 23,276,607  $29,329,522  $ 27,522,823
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
Undistributed net
 investment
 income (loss)
 included in net
 assets at the
 end of the
 period..........  $  (157,827) $    (67,326) $     1,473  $       (272) $   (54,175) $       (942) $   (92,017) $         --
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
TRUST SHARES
 ISSUED AND
 REACQUIRED:
Sold.............    2,364,100     3,094,526      755,356     2,090,480    1,482,462     2,928,558      779,555     1,638,560
Issued for
 distributions
 reinvested......        4,365       130,023           35       142,257           --       407,872           --       286,238
Reacquired.......   (2,091,803)   (1,172,507)    (358,659)     (933,043)    (354,369)     (366,184)    (376,616)     (813,677)
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
 Increase
  (decrease) in
  trust shares
  outstanding....      276,662     2,052,042      396,732     1,299,694    1,128,093     2,970,246      402,939     1,111,121
Trust shares
 outstanding:
 Beginning of
  period.........    2,843,991       791,949    3,335,054     2,035,360    3,753,517       783,271    2,573,967     1,462,846
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------
 End of period...    3,120,653     2,843,991    3,731,786     3,335,054    4,881,610     3,753,517    2,976,906     2,573,967
                   -----------  ------------  -----------  ------------  -----------  ------------  -----------  ------------

                     LARGE CAP VALUE FUND
                   --------------------------
                     For Six       For the
                      Months     Fiscal Year
                      Ended         Ended
                   February 28,  August 31,
                   ------------- ------------
                       2002         2001
                   --------------------------
OPERATIONS:
Net investment
 income (loss)...  $   119,210   $   148,879
Net realized gain
 (loss) on
 securities and
 foreign
 currencies......     (428,020)      (72,730)
Net unrealized
 appreciation
 (depreciation)
 of securities
 and
 foreign
 currencies .....      567,586      (473,382)
                   ------------- ------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations.....      258,776      (397,233)
                   ------------- ------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........     (109,188)     (136,431)
Net realized gain
 on securities...           --       (74,459)
                   ------------- ------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...     (109,188)     (253,788)
                   ------------- ------------
TRUST SHARE
 TRANSACTIONS:
Proceeds from
 shares sold.....    8,149,062    16,292,687
Reinvestment of
 distributions...      109,188       253,788
Cost of shares
 reacquired......   (3,732,115)   (6,497,907)
                   ------------- ------------
 Increase
  (decrease) in
  net assets
  resulting from
  trust share
  transactions...    4,526,135    10,048,568
                   ------------- ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......    4,675,723     9,397,547
NET ASSETS:
Beginning of
 period..........   20,481,726    11,084,179
                   ------------- ------------
End of period....  $25,157,449   $20,481,726
                   ------------- ------------
Undistributed net
 investment
 income (loss)
 included in net
 assets at the
 end of the
 period..........  $    10,022   $        --
                   ------------- ------------
TRUST SHARES
 ISSUED AND
 REACQUIRED:
Sold.............      757,344     1,440,854
Issued for
 distributions
 reinvested......        9,924        22,737
Reacquired.......     (346,604)     (573,001)
                   ------------- ------------
 Increase
  (decrease) in
  trust shares
  outstanding....      420,664       890,590
Trust shares
 outstanding:
 Beginning of
  period.........    1,845,937       955,347
                   ------------- ------------
 End of period...    2,266,601     1,845,937
                   ------------- ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                63
          STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) - CONTINUED


                                                                                 SOCIALLY                     HIGH
                      MID CAP VALUE FUND        SMALL CAP VALUE FUND         RESPONSIBLE FUND           YIELD BOND FUND
                   -------------------------  -------------------------  -------------------------  -------------------------
                                   For the                    For the                    For the                    For the
                     For Six     Fiscal Year    For Six     Fiscal Year    For Six     Fiscal Year    For Six     Fiscal Year
                   Months Ended     Ended     Months Ended     Ended     Months Ended     Ended     Months Ended     Ended
                   February 28,  August  31,  February 28,  August 31,   February 28,  August 31,   February 28,  August 31,
                   ------------  -----------  ------------  -----------  ------------  -----------  ------------  -----------
                       2002         2001          2002         2001          2002         2001          2002         2001
                   -------------------------  -------------------------  -------------------------  -------------------------
OPERATIONS:
Net investment
income (loss)....  $   150,863   $   270,751  $   162,436   $   188,125  $    48,819   $   136,653  $   865,575   $ 1,222,271
Net realized gain
(loss) on
securities and
foreign
currencies ......    1,097,499     2,411,563      643,057     1,057,912      (75,693)     (168,583)    (498,637)   (1,135,948)
Net unrealized
appreciation
(depreciation) of
securities and
foreign
currencies ......    1,242,150    (1,509,479)     170,574       159,410     (155,775)   (3,597,947)    (709,894)      (40,939)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 Increase
 (decrease) in
 net assets
 resulting from
 operations......    2,490,512     1,172,835      976,067     1,405,447     (182,649)   (3,629,877)    (342,956)       45,384
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........     (145,273)     (267,910)    (147,467)     (186,583)     (46,637)     (138,179)    (850,215)   (1,217,903)
Net realized gain
on securities....   (2,423,617)   (1,072,838)    (776,888)     (783,565)          --      (147,437)          --            --
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 Decrease in net
 assets resulting
 from
 distributions to
 shareholders....   (2,568,890)   (1,340,748)    (924,355)     (970,148)     (46,637)     (285,616)    (850,215)   (1,217,903)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
TRUST SHARE
TRANSACTIONS:
Proceeds from
shares sold......   17,379,774    58,352,280    7,314,818    27,377,423      679,328     2,368,126    5,005,010    16,721,557
Reinvestment of
distributions....    2,568,890     1,340,748      924,355       970,148       46,637       285,616      850,215     1,217,903
Cost of shares
reacquired.......   (2,263,405)   (9,476,296)  (4,379,672)   (3,800,325)    (278,745)   (1,402,648)  (3,301,854)   (5,494,831)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 Increase
 (decrease) in
 net assets
 resulting from
 trust share
 transactions....   17,685,259    50,216,732    3,859,501    24,547,246      447,220     1,251,094    2,553,371    12,444,629
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
TOTAL INCREASE
(DECREASE) IN NET
ASSETS...........   17,606,881    50,048,819    3,911,213    24,982,545      217,934    (2,664,399)   1,360,200    11,272,110
NET ASSETS:
Beginning of
period...........   67,459,514    17,410,695   30,403,273     5,420,728   11,612,084    14,276,483   17,101,686     5,829,576
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
End of period....  $85,066,395   $67,459,514  $34,314,486   $30,403,273  $11,830,018   $11,612,084  $18,461,886   $17,101,686
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
Undistributed net
investment income
(loss) included
in net
assets at the end
of the period....  $     8,891   $     3,301  $    16,521   $     1,552  $     4,617   $     2,435  $    25,631   $    10,271
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
TRUST SHARES
ISSUED AND
REACQUIRED:
Sold.............    1,350,477     4,291,776      675,733     2,462,610       66,118       196,884      630,187     1,971,117
Issued for
distributions
reinvested.......      198,241       100,356       83,895        93,386        4,434        24,362      108,815       147,304
Reacquired.......     (177,741)     (697,084)    (419,998)     (341,032)     (27,343)     (119,237)    (416,478)     (651,578)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 Increase
 (decrease) in
 trust shares
 outstanding.....    1,370,977     3,695,048      339,630     2,214,964       43,209       102,009      322,524     1,466,843
Trust shares
outstanding:
 Beginning of
 period..........    4,980,745     1,285,697    2,677,145       462,181    1,110,533     1,008,524    2,095,121       628,278
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 End of period...    6,351,722     4,980,745    3,016,775     2,677,145    1,153,742     1,110,533    2,417,645     2,095,121
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
                     STRATEGIC BOND FUND
                   --------------------------
                                   For the
                     For Six     Fiscal Year
                   Months Ended     Ended
                   February 28,  August 31,
                   ------------- ------------
                       2002         2001
                   --------------------------
OPERATIONS:
Net investment
income (loss)....  $   636,794   $   792,669
Net realized gain
(loss) on
securities and
foreign
currencies ......       19,247      (459,666)
Net unrealized
appreciation
(depreciation) of
securities and
foreign
currencies ......      177,319       255,587
                   ------------- ------------
 Increase
 (decrease) in
 net assets
 resulting from
 operations......      833,360       588,590
                   ------------- ------------
DISTRIBUTIONS TO
SHAREHOLDERS
FROM:
Net investment
income...........     (563,217)     (763,999)
Net realized gain
on securities....           --            --
                   ------------- ------------
 Decrease in net
 assets resulting
 from
 distributions to
 shareholders....     (563,217)     (763,999)
                   ------------- ------------
TRUST SHARE
TRANSACTIONS:
Proceeds from
shares sold......    7,876,053    12,731,315
Reinvestment of
distributions....      563,217       763,999
Cost of shares
reacquired.......   (1,060,209)   (4,076,605)
                   ------------- ------------
 Increase
 (decrease) in
 net assets
 resulting from
 trust share
 transactions....    7,379,061     9,418,709
                   ------------- ------------
TOTAL INCREASE
(DECREASE) IN NET
ASSETS...........    7,649,204     9,243,300
NET ASSETS:
Beginning of
period...........   15,112,892     5,869,592
                   ------------- ------------
End of period....  $22,762,096   $15,112,892
                   ------------- ------------
Undistributed net
investment income
(loss) included
in net
assets at the end
of the period....  $   113,544   $    39,967
                   ------------- ------------
TRUST SHARES
ISSUED AND
REACQUIRED:
Sold.............      816,096     1,318,571
Issued for
distributions
reinvested.......       58,563        80,490
Reacquired.......     (110,664)     (422,539)
                   ------------- ------------
 Increase
 (decrease) in
 trust shares
 outstanding.....      763,995       976,522
Trust shares
outstanding:
 Beginning of
 period..........    1,574,433       597,911
                   ------------- ------------
 End of period...    2,338,428     1,574,433
                   ------------- ------------


SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

 64       STATEMENTS OF CHANGES IN NET ASSETS (Unaudited) - CONTINUED


                                                                                AGGRESSIVE                  MODERATE
                                                       MONEY                      GROWTH                     GROWTH
                        CORE BOND FUND             MARKET II FUND             LIFESTYLE FUND             LIFESTYLE FUND
                   -------------------------  -------------------------  -------------------------  -------------------------
                                   For the                    For the                    For the                    For the
                     For Six     Fiscal Year    For Six     Fiscal Year    For Six     Fiscal Year    For Six     Fiscal Year
                   Months Ended     Ended     Months Ended     Ended     Months Ended     Ended     Months Ended     Ended
                   February 28,  August 31,   February 28,  August 31,   February 28,  August 31,   February 28,  August 31,
                   ------------  -----------  ------------  -----------  ------------  -----------  ------------  -----------
                       2002         2001          2002         2001          2002         2001          2002         2001
                   -------------------------  -------------------------  -------------------------  -------------------------
OPERATIONS:
Net investment
 income (loss)...  $   924,948   $ 1,224,106  $   592,649   $ 1,787,170  $    74,367   $   120,420  $   384,653   $   559,412
Net realized gain
 (loss) on
 securities and
 foreign
 currencies......        9,666       226,593           --            --   (1,292,004)   (1,266,131)  (1,297,602)   (1,167,526)
Net unrealized
 appreciation
 (depreciation)
 of securities
 and foreign
 currencies......     (499,987)      787,752           --            --      876,368    (3,390,105)     852,389    (2,906,132)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 Increase
  (decrease) in
  net assets
  resulting from
  operations.....      434,627     2,238,451      592,649     1,787,170     (341,269)   (4,535,816)     (60,560)   (3,514,246)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........     (927,946)   (1,218,906)    (592,649)   (1,787,170)    (166,888)     (549,509)    (574,186)   (1,035,588)
Net realized gain
 on securities...     (239,854)           --           --            --           --    (2,549,673)        (574)   (2,217,029)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...   (1,167,800)   (1,218,906)    (592,649)   (1,787,170)    (166,888)   (3,099,182)    (574,760)   (3,252,617)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
TRUST SHARE
 TRANSACTIONS:
Proceeds from
 shares sold.....   14,031,840    36,496,474   28,005,055    53,338,574    3,559,479    10,291,347    5,684,636    20,831,158
Reinvestment of
 distributions...    1,167,800     1,218,906      592,649     1,787,170      166,888     3,099,182      574,760     3,252,617
Cost of shares
 reacquired......   (8,554,723)  (11,904,464) (17,859,163)  (28,573,995)    (159,419)     (868,966)    (601,520)   (1,546,157)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 Increase
  (decrease) in
  net assets
  resulting from
  trust share
  transactions...    6,644,917    25,810,916   10,738,541    26,551,749    3,566,948    12,521,563    5,657,876    22,537,618
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......    5,911,744    26,830,461   10,738,541    26,551,749    3,058,791     4,886,565    5,022,556    15,770,755
NET ASSETS:
Beginning of
 period..........   32,250,218     5,419,757   51,979,108    25,427,359   18,850,034    13,963,469   31,993,127    16,222,372
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
End of period....  $38,161,962   $32,250,218  $62,717,649   $51,979,108  $21,908,825   $18,850,034  $37,015,683   $31,993,127
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
Undistributed net
 investment
 income (loss)
 included in net
 assets at the
 end of the
 period..........  $    21,261   $    24,259  $        --   $        --  $   (92,521)  $        --  $  (189,533)  $        --
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
TRUST SHARES
 ISSUED AND
 REACQUIRED:
Sold.............    1,415,096     3,770,009   28,005,055    53,338,574      422,784       973,944      594,012     1,823,397
Issued for
 distributions
 reinvested......      119,536       124,963      592,649     1,787,170       19,064       298,536       58,131       298,182
Reacquired.......     (865,586)   (1,214,413) (17,859,163)  (28,573,995)     (18,790)      (74,091)     (62,214)     (136,455)
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 Increase
  (decrease) in
  trust shares
  outstanding....      669,046     2,680,559   10,738,541    26,551,749      423,058     1,198,389      589,929     1,985,124
Trust shares
 outstanding:
 Beginning of
  period.........    3,253,559       573,000   51,979,108    25,427,359    2,136,395       938,006    3,193,972     1,208,848
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
 End of period...    3,922,605     3,253,559   62,717,649    51,979,108    2,559,453     2,136,395    3,783,901     3,193,972
                   -----------   -----------  -----------   -----------  -----------   -----------  -----------   -----------
                         CONSERVATIVE
                            GROWTH
                        LIFESTYLE FUND
                   --------------------------
                                   For the
                     For Six     Fiscal Year
                   Months Ended     Ended
                   February 28,  August 31,
                   ------------- ------------
                       2002         2001
                   --------------------------
OPERATIONS:
Net investment
 income (loss)...  $   327,829   $   516,583
Net realized gain
 (loss) on
 securities and
 foreign
 currencies......     (415,079)     (505,561)
Net unrealized
 appreciation
 (depreciation)
 of securities
 and foreign
 currencies......      120,299    (1,033,633)
                   ------------- ------------
 Increase
  (decrease) in
  net assets
  resulting from
  operations.....       33,049      (992,611)
                   ------------- ------------
DISTRIBUTIONS TO
 SHAREHOLDERS
 FROM:
Net investment
 income..........     (680,201)     (693,585)
Net realized gain
 on securities...           --      (871,668)
                   ------------- ------------
 Decrease in net
  assets
  resulting from
  distributions
  to
  shareholders...     (680,201)   (1,565,253)
                   ------------- ------------
TRUST SHARE
 TRANSACTIONS:
Proceeds from
 shares sold.....    3,104,570    10,170,000
Reinvestment of
 distributions...      680,201     1,565,253
Cost of shares
 reacquired......     (991,705)   (1,917,561)
                   ------------- ------------
 Increase
  (decrease) in
  net assets
  resulting from
  trust share
  transactions...    2,793,066     9,817,692
                   ------------- ------------
TOTAL INCREASE
 (DECREASE) IN
 NET ASSETS......    2,145,914     7,259,828
NET ASSETS:
Beginning of
 period..........   19,527,450    12,267,622
                   ------------- ------------
End of period....  $21,673,364   $19,527,450
                   ------------- ------------
Undistributed net
 investment
 income (loss)
 included in net
 assets at the
 end of the
 period..........  $  (352,372)  $        --
                   ------------- ------------
TRUST SHARES
 ISSUED AND
 REACQUIRED:
Sold.............      339,481     1,011,917
Issued for
 distributions
 reinvested......       73,605       157,480
Reacquired.......     (106,552)     (190,185)
                   ------------- ------------
 Increase
  (decrease) in
  trust shares
  outstanding....      306,534       979,212
Trust shares
 outstanding:
 Beginning of
  period.........    2,061,870     1,082,658
                   ------------- ------------
 End of period...    2,368,404     2,061,870
                   ------------- ------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)    65
Note 1 -- Organization

 VALIC Company II ("VC II"), formerly known as North American Funds Variable Product Series II, was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company ("VALIC") and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end, management investment company. On August 26, 1998, VALIC contributed $100,000 to the Series as its initial funding. On September 21, 1998, VALIC Separate Account A, invested an additional $74,900,000, and the Series commenced operations. The Series consists of the following 15 separate investment portfolios or "funds", each of which is, in effect, a separate mutual fund issuing its own separate class of shares of beneficial interest. As of January 1, 2002, the name of each Fund has changed. Here is a list of the old and new names for the Funds.

                       OLD NAME                                NEW NAME
                       --------                                --------
 North American International Growth Fund               International Growth II Fund
 North American-Goldman Sachs Large Cap Growth Fund     Capital Appreciation Fund
 North American-INVESCO MidCap Growth Fund              Mid Cap Growth Fund
 North American-J.P. Morgan Small Cap Growth Fund       Small Cap Growth Fund
 North American-State Street Large Cap Value Fund       Large Cap Value Fund
 North American-Neuberger Berman MidCap Value Fund      Mid Cap Value Fund
 North American Small Cap Value Fund                    Small Cap Value Fund
 North American-AG Socially Responsible Fund            Socially Responsible Fund
 North American-AG High Yield Bond Fund                 High Yield Bond Fund
 North American-AG Strategic Bond Fund                  Strategic Bond Fund
 North American-AG Core Bond Fund                       Core Bond Fund
 North American-AG 2 Money Market Fund                  Money Market II Fund
 North American-AG Aggressive Growth Lifestyle Fund     Aggressive Growth Lifestyle Fund*
 North American-AG Moderate Growth Lifestyle Fund       Moderate Growth Lifestyle Fund*
 North American-AG Conservative Growth Lifestyle Fund   Conservative Growth Lifestyle Fund*

* The lifestyle funds represent "funds of funds" which invest in the underlying VALIC Company I and VALIC Company II funds.

Note 2 -- Significant Accounting Policies

 The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires accruals which occasionally are based upon management estimates. Actual results could differ from estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.
A. Investment Valuation
 Securities listed or traded on a national exchange are valued daily at their last reported sale price. In the absence of any exchange sales on that day and for unlisted equity securities, such securities and call options written on portfolio securities are valued at the last sale price on the NASDAQ National Market System. In the absence of any National Market System sales on that day, equity securities are valued at the last reported bid price and call options written on all portfolio securities for which other over-the-counter market quotations are readily available are valued at the last reported asked price. Futures contracts, options thereon and options on stock indexes traded on commodities exchanges are valued at their last sale price as of the close of such exchange. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, are valued at representative quoted prices. Such quotations generally are obtained from third party pricing services; however, in circumstances where it is deemed appropriate to do so, quotations may be obtained from dealers in government securities. Publicly-traded corporate bonds are valued at prices obtained from third party pricing services. Convertible bonds are valued at prices obtained from one or more of the major dealers in such bonds. When no quotes are readily available, values may be adjusted based on a combination of yields and premium spreads to the underlying common stock. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, any short-term security with a remaining maturity of 60 days or less and all investments of the Money Market Fund are valued by the amortized cost method which approximates fair market value. Portfolio securities that are primarily traded on foreign security exchanges are generally valued at the last sale price on the exchange where such security is primarily traded. All foreign securities traded on the over-the-counter market are valued at the last sale quote, if market quotations are available, or the last closing bid price, if there is no active trading in a particular security for a given day. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. Lifestyle fund securities are valued at the net asset value (market value) of the underlying VC I and II funds.
B. New Accounting Pronouncement
 In November, 2000, a revised American Institute of Certified Public Accountants Audit and Accounting Guide, "Audits of Investments Companies," was issued and is effective for fiscal years beginning after December 15, 2000.
The impact of this guide on the financial statements of the Series is not expected to be significant.
C. Options, Futures, and Forward Currency Contracts
 Call and Put Options. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability. The liability is "marked to market" daily to reflect the current market value of the option written. When a written option expires, the Fund realizes a gain in the amount of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option.
 Purchased options are recorded as investments. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. If the Fund enters into a closing transaction, it realizes a gain or loss, to the extent that the proceeds from the sale are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If the Fund exercises a call option, the cost of the security purchased upon exercise is increased by the premium originally paid.
 Futures Contracts. In order to gain exposure to or protect against changes in security values, the Series may buy and sell futures contracts. A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. The initial margin deposit made upon entering into a futures contract is held by the custodian bank, in a segregated account, in the name of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marked to market" adjustments on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made daily, as unrealized gains or losses are incurred. When the contract is closed, the Fund realizes a gain or loss in the amount of the cost of or proceeds from the closing transaction less the Fund's basis in the contract.
 Forward Currency Contracts. Certain funds may enter into forward currency contracts to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. Forward currency contracts are agreements between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. During the period the forward currency contract is open, the contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a
-------------------------------------------------------------------------------

 66          NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts, or if the Fund is unable to enter into a closing position.
D. Repurchase Agreements and Dollar Rolls
 A Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, a fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the fund's holding period. Under each repurchase agreement, the Fund receives, as collateral, securities whose market value is at least equal to the repurchase price.
 Certain Funds may enter into dollar rolls. In a dollar roll transaction, a Fund sells mortgage backed or other securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date. The time period from the date of sale to the date of purchase under a dollar roll is known as the roll period. A Fund forgoes principal and interest paid during the roll period on the securities sold in a dollar roll. However, a Fund receives an amount equal to the difference between the current sales price and the lower price for the future purchase as well as any interest earned on the proceeds of the securities sold.
E. Foreign Currency Translation
 The accounting records of each Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies ("local currencies") are translated into U.S. dollars at prevailing exchange rates at the date of valuation.
 Net realized gains or losses on foreign currency transactions include exchange rate gains and losses from disposition of foreign currencies, currency gains and losses realized between trade and settlement dates of security transactions, and currency gains and losses realized on settlement of other assets and liabilities settled in local currencies.
 In determining realized and unrealized gains or losses on foreign securities for the period, the Funds do not isolate exchange rate fluctuations from local security price fluctuations. Foreign currencies and other assets and liabilities denominated in local currencies are "marked to market" daily to reflect fluctuations in foreign exchange rates.
F. Restricted Securities
 Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. Each Fund may invest in 144A securities (in accordance with each Fund's investment restrictions as listed in the Statement of Additional Information) that have been determined to be liquid. In making this determination the Fund will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Fund could consider frequency of trading and available quotes, number of dealers and potential purchasers, dealer undertakings to make a market, and the potential limitations on the transfer of ownership.
G. Federal Income Taxes
 Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required.
H. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date. Interest income on investments is accrued daily.
I. Distributions to Shareholders
 Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly, except for the Money Market Fund, which declares daily. Distributions from net realized capital gains, if any, are normally declared and paid annually.
 Investment income and capital gains and losses are recognized in accordance with GAAP ("book"). Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with federal tax regulations ("tax") which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, post-October capital losses, net operating losses, mortgage-backed securities and foreign currency transactions.
 At the end of the year, offsetting adjustments to undistributed net investment income, paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 3 -- Advisory Fees and Other Transactions with Affiliates
 VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to the Series. Certain officers and trustees of the Series are officers and directors of VALIC or affiliates of VALIC. VALIC entered into sub-advisory agreements with the following:
  AIG Global Investment Corp. -- sub-adviser for the Socially Reponsible Fund, High Yield Bond Fund, the Strategic Bond Fund, the Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds. Prior to January 1, 2002, the sub-adviser was American General Investment Management, L.P. for the Core Bond, High Yield Bond and Strategic Bond. Prior to January 1, 2002, there was no sub-adviser for the Socially Responsible Fund.
  Banc One Investments Advisors Corporation -- sub-adviser for the actively managed portion of the Small Cap Value Fund. VALIC manages the passive portion of the portfolio. Prior to January 1, 2002, the sub-adviser was Fiduciary Management Associates, Inc.
  Credit Suisse Asset Management, LLC -- sub-adviser for the Capital Appreciation Fund. Prior to January 1, 2002, the sub-adviser was Goldman Sachs Asset Management.
  Franklin Advisers, Inc. -- sub-adviser for the Small Cap Growth Fund. Prior to January 1, 2002, the sub-adviser was J.P. Morgan Investment Management, Inc.
  INVESCO Funds Group, Inc. -- sub-adviser for the Mid Cap Growth Fund. SunAmerica Asset Management Co. ("SAAMCO") -- sub-adviser for the Money Market II Fund. Prior to January 1, 2002, there was no sub-adviser.
  SSgA Funds Management, Inc. -- sub-adviser for the State Street Large Cap Value Fund.
  Putnam Investment Management, LLC -- sub-adviser for the International Growth II Fund. Prior to January 1, 2002, the sub-adviser was Thompson, Siegel & Walmsley.
  Wellington Management Company LLP -- sub-adviser for the Mid Cap Value Fund. Prior to January 1, 2002, the sub-adviser was Neuberger Berman Management, Inc.

-------------------------------------------------------------------------------

                                                                67
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED
 VALIC receives from the Series a monthly fee based on each Fund's average daily net asset value at the following annual rates:

      International Growth II Fund       0.90% on the first $100 million
                                         0.80% on assets over $100 million
     -------------------------------------------------------------------------
      Capital Appreciation Fund          0.55%
     -------------------------------------------------------------------------
      Mid Cap Growth Fund                0.80% on the first $50 million
                                         0.75% on the next $50 million
                                         0.70% on the next $150 million
                                         0.65% on the next $250 million
                                         0.60% on assets over $500 million
     -------------------------------------------------------------------------
      Small Cap Growth Fund              0.85%
     -------------------------------------------------------------------------
      Large Cap Value Fund               0.50%
     -------------------------------------------------------------------------
      Mid Cap Value Fund                 0.75% on the first $100 million
                                         0.725% on the next $150 million
                                         0.70% on the next $250 million
                                         0.675% on the next $250 million
                                         0.65% on the assets over $750 million
     -------------------------------------------------------------------------
      Small Cap Value Fund               0.75% on the first $50 million
                                         0.65% on the assets over $50 million
     -------------------------------------------------------------------------
      Socially Responsible Fund          0.25%
     -------------------------------------------------------------------------
      High Yield Bond Fund               0.70% on the first $200 million
                                         0.60% on the next $300 million
                                         0.55% on assets over $500 million
     -------------------------------------------------------------------------
      Strategic Bond Fund                0.60% on the first $200 million
                                         0.50% on the next $300 million
                                         0.45% on assets over $500 million
     -------------------------------------------------------------------------
      Core Bond Fund                     0.50% on the first $200 million
                                         0.45% on the next $300 million
                                         0.40% on assets over $500 million
     -------------------------------------------------------------------------
      Money Market II Fund               0.25%
     -------------------------------------------------------------------------
      Aggressive Growth Lifestyle Fund   0.10%
      Moderate Growth Lifestyle Fund
      Conservative Growth Lifestyle Fund

 VALIC agreed to waive a portion of its management fee or to reimburse certain expenses of the Funds listed below through August 31, 2002. The table below reflects total annual operating expenses by Fund, as limited by the Adviser, shown as a percentage of average net assets:

                                                                       Maximum
                                                                       Expenses
Fund Name                                                             Limitation
--------------------------------------------------------------------------------
International Growth II Fund.........................................    1.01%
Capital Appreciation Fund............................................    0.85%
Mid Cap Growth Fund..................................................    0.85%
Small Cap Growth Fund................................................    1.16%
Large Cap Value Fund.................................................    0.81%
Mid Cap Value Fund...................................................    1.05%
Small Cap Value Fund.................................................    0.95%
Socially Responsible Fund............................................    0.56%
High Yield Bond Fund.................................................    0.99%
Strategic Bond Fund..................................................    0.89%
Core Bond Fund.......................................................    0.77%
Money Market II Fund.................................................    0.56%
Moderate Growth Lifestyle Fund.......................................    0.80%

 On August 26, 1998, the Series entered into an Accounting Services Agreement with VALIC. Under the agreement, VALIC provides certain accounting and administrative services to the Series. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on average daily net asset value of the fund. Effective May 1, 2001, the Board of Trustees approved an increase in the annual fee paid to VALIC of 0.04%, from 0.03% to 0.07%, based on average daily net asset value of the funds. Effective October 1, 2001, the Series entered into an Accounting Services Agreement with SunAmerica Asset Management Co. ("SAAMCO"). Under the agreement SAAMCO will provide certain accounting and administrative services to the Series. During the period ended February 28, 2002, the Series incurred $132,889 in accounting services fees of which $19,820 was paid to VALIC and $113,069 was paid to SAAMCO.

 On July 17, 2001, the Series entered into a Shareholder Services Agreement (formerly referred to as the Administrative Services Agreement) with VALIC where VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the fund. During the period ended February 28, 2002, the Series incurred $474,605 in administrative expenses.

 As of October 18, 2000, the Series entered into an amended and restated Transfer Agency and Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their "institutional" shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. During the period ended February 28, 2002, the Series incurred $20,360 in Transfer Agency and Shareholder Services fees.

 On January 23, 2001, the Board of Trustees approved a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan is January 1, 2001. The first deferred payment was made in March 2001. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the trustees.

-------------------------------------------------------------------------------

 68          NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED


 On January 23, 2001, the Board of Trustees approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The Series is responsible for the payment of the retirement benefits, as well as the expenses of administration of the plan. Benefits vested under the retirement plan are payable for a ten-year period and are based upon each trustees' years of service to the Fund. The maximum retirement benefit per trustee under the plan is 100% of the Trustee's compensation for trustees who have completed ten or more years of service. As of February 28, 2002, the Series had a retirement plan liability totaling $55,056, which is included in Trustees' fee payable and incurred $21,214 in Director Retirement and deferred compensation plan expenses.

 At February 28, 2002, VALIC Separate Account A (a registered separate account of VALIC) owned, directly or indirectly, 100% of the outstanding shares of all Funds. Certain officers and trustees of the Series are officers and directors of VALIC or AIG.

 As disclosed in the schedule of investments, certain Funds own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the period ended February 28, 2002 the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries as follows:

                                                            Realized
Fund                                   Security             Gain/Loss  Income
-----------------------------------------------------------------------------
Capital Appreciation Fund  American International Group       (5,230)    504
Mid Cap Growth Fund        Crown Castle International, Ltd. (122,795)     --
Small Cap Growth Fund      Core Labs                        (173,026)     --
                           Crown Castle International, Ltd.   51,921      --
                           Pentair, Inc.                          --   1,602
Large Cap Value Fund       American International Group       (6,210)    202
                           Pentair, Inc.                     (11,795)     --
Small Cap Value Fund       North Pittsburgh Systems, Inc.      1,458      --
                           Pentair, Inc.                       5,799      --
                           Perini Corp.                         (815)     --
                           Pittston                             (294)     --
                           Pomeroy Computer Resources           (224)     --
                           RPM, Inc.                          15,624      --
                           Steinway Musical Instruments         (228)     --
Socially Responsible Fund  American International Group           --      95
High Yield Bond            Crown Castle International, Ltd.   (7,993)  3,268
Strategic Bond             Crown Castle International, Ltd.   (2,184)  1,228

Note 4 -- Investment Activity
 The information in the following table is presented on the basis of cost for Federal income tax purposes at the end of the year:

                           Identified
                             Cost of      Gross        Gross     Net Unrealized
                           Investments  Unrealized   Unrealized   Appreciation
Fund                          Owned    Appreciation Depreciation (Depreciation)
-------------------------------------------------------------------------------
International Growth II..  $30,766,832  $1,256,821   $2,445,332   $(1,188,511)
Capital Appreciation.....   32,677,256     794,014    4,989,799    (4,195,785)
Mid Cap Growth...........   31,218,350   1,953,686    5,986,239    (4,032,553)
Small Cap Growth.........   31,697,224     926,985    4,559,005    (3,632,020)
Large Cap Value..........   23,242,634   1,984,331      967,757     1,016,574
Mid Cap Value............   80,802,566   5,119,594    3,355,478     1,764,116
Small Cap Value..........   32,248,866   1,882,344    1,312,838       569,506
Socially Responsible.....   12,468,552     923,417    2,165,770    (1,242,353)
High Yield Bond..........   15,913,390     585,775    1,627,512    (1,041,737)
Strategic Bond...........   20,608,646     912,589      530,871       381,718
Core Bond................   34,137,756     571,783      414,855       156,928
Money Market II..........   62,889,217          --           --            --
Aggressive Growth
Lifestyle................   24,847,949      75,804    3,009,591    (2,933,787)
Moderate Growth
Lifestyle................   38,864,041     124,405    1,976,808    (1,852,403)
Conservative Growth
Lifestyle................   22,488,935      75,456      885,735      (810,279)

 The following net realized capital loss carryforwards at February 28, 2002, may be utilized to offset future capital gains.

                                                 Capital Loss
Fund                                             Carryforward Expiration Through
--------------------------------------------------------------------------------
International Growth II Fund....................  $  291,445   August 31, 2009
Small Cap Growth Fund...........................   2,146,685   August 31, 2009
Socially Responsible Fund.......................      79,361   August 31, 2009
High Yield Bond Fund............................     161,195   August 31, 2009
Strategic Bond Fund.............................      53,279   August 31, 2009

--------------------------------------------------------------------------------

                                                                69
             NOTES TO FINANCIAL STATEMENTS (Unaudited) - CONTINUED

 During the period ended February 28, 2002, the cost of purchases and proceeds from sales of securities, excluding short term securities were:

                                                      Cost of     Proceeds from
                                                     Securities    Securities
Fund                                                 Purchased   Sold or Matured
--------------------------------------------------------------------------------
International Growth II............................ $ 37,676,757  $ 33,399,087
Capital Appreciation...............................   31,003,088    30,496,892
Mid Cap Growth.....................................   14,287,366    18,380,813
Small Cap Growth...................................   42,169,470    33,031,684
Large Cap Value....................................   15,400,910    11,421,934
Mid Cap Value......................................  117,175,477   100,887,553
Small Cap Value....................................   47,369,889    39,948,695
Socially Responsible...............................    1,803,046     1,539,501
High Yield Bond....................................   12,252,098     5,229,193
Strategic Bond.....................................   14,969,236     8,969,790
Core Bond..........................................   23,511,326    15,298,142
Aggressive Growth Lifestyle........................    9,735,777     6,148,616
Moderate Growth Lifestyle..........................   16,795,470    11,306,410
Conservative Growth Lifestyle......................    9,084,482    15,659,602

 Included in the cost of purchases and proceeds from sales amounts were purchases and sales of U.S. government and government agency obligations of the following:

Core Bond.......................................... $ 52,907,190  $ 38,723,367
Strategic Bond.....................................   29,538,282    20,675,871


Note 5 -- Investment Holdings by Country

 The following represents investment holdings by country held by the International Growth II Fund as of February 28, 2002:

                                                  International Growth
                                                          Fund
                                                 ----------------------
                                                 Percent of   Market
Country                                          Net Assets    Value
-----------------------------------------------------------------------
Australia.......................................    2.43%   $   733,066
Belgium.........................................    0.46%       137,805
Brazil..........................................    0.62%       186,200
Canada..........................................    1.99%       602,489
Denmark.........................................    1.44%       436,313
Finland.........................................    0.83%       252,060
France..........................................   15.61%     4,714,522
Germany.........................................    4.47%     1,350,702
Hong Kong.......................................    2.16%       652,508
Ireland.........................................    1.85%       558,832
Italy...........................................    2.28%       687,158
Japan...........................................   13.33%     4,026,739
Korea...........................................    6.60%     1,993,572
Mexico..........................................    0.85%       256,724
Netherlands.....................................    5.50%     1,659,943
New Zealand.....................................    0.17%        52,154
Portugal........................................    0.17%        51,912
Singapore.......................................    0.76%       230,443
Spain...........................................    1.89%       571,437
Sweden..........................................    3.95%     1,194,269
Switzerland.....................................    7.52%     2,270,732
United Kingdom..................................   22.45%     6,775,759
United States...................................    3.59%     1,082,983
                                                 ----------------------
Total investments...............................  100.92%    30,478,322
Other assets less liabilities...................   (0.92%)     (277,793)
                                                 ----------------------
Net assets......................................  100.00%   $30,200,529
                                                 ----------------------

Note 6 -- Bank Line of Credit

 The Series has a $10,000,000 unsecured committed revolving line of credit with State Street Bank and Trust Company to be used for temporary or emergency purposes. Borrowings under this facility bear interest at a variable rate per annum equal to the overnight federal funds rate plus 0.50% per annum. All of the funds are charged an annual commitment fee equal to 0.08% on the daily unused balance. As of February 28, 2002, there were no borrowings outstanding.

Note 7 -- Concentration of Credit Risk

 The High Yield Bond Fund's investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

-------------------------------------------------------------------------------

 70                     FINANCIAL HIGHLIGHTS (Unaudited)
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                             Internatioal Growth II Fund                     Capital Appreciation Fund
                      ---------------------------------------------  ---------------------------------------------
                                         Year Ended August 31,                          Year Ended August 31,
                                        ---------------------------                    ---------------------------
                      Six Months Ended                               Six Months Ended
                      February 28, 2002  2001      2000     1999(a)  February 28, 2002  2001      2000     1999(a)
PER SHARE DATA
Net asset value
at beginning of
period...........          $  9.97      $ 14.79   $ 11.22   $10.00        $  9.11      $ 17.68   $ 13.96   $ 10.00
                          ----------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...            (0.02)        0.14      0.05     0.13             --        (0.02)    (0.02)     0.01
 Net realized and
 unrealized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....            (0.26)       (4.17)     4.16     1.09          (0.56)       (7.88)     4.24      3.96
                          ----------------------------------------------------------------------------------------
 Total income
 from investment
 operations......            (0.28)       (4.03)     4.21     1.22          (0.56)       (7.90)     4.22      3.97
                          ----------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........            (0.01)       (0.03)    (0.20)      --             --           --        --     (0.01)
 Distributions
 from net
 realized gain on
 securities......               --        (0.76)    (0.44)      --             --        (0.56)    (0.50)       --
 Return of
 capital.........               --           --        --       --             --        (0.11)       --        --
                          ----------------------------------------------------------------------------------------
 Total
 distributions...            (0.01)       (0.79)    (0.64)      --             --        (0.67)    (0.50)    (0.01)
                          ----------------------------------------------------------------------------------------
Net asset value
at end of
period...........          $  9.68      $  9.97   $ 14.79   $11.22        $  8.55      $  9.11   $ 17.68   $ 13.96
                          ----------------------------------------------------------------------------------------
TOTAL RETURN(c)..            (2.77)%     (28.14)%   37.31 %  12.20%         (6.26)%     (45.46)%   30.68 %   39.77 %
                          ----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             1.01 %(b)    1.03 %    1.15 %   1.13%          0.85 %(b)    0.85 %    0.86 %    0.81 %
Ratio of expenses
to average net
assets before
expense reductions..          1.94 %(b)    1.50 %    1.81 %   1.90%          1.19 %(b)    1.08 %    1.44 %    1.44 %
Ratio of net
investment income
(loss) to average
net assets.......            (0.32)%(b)    0.93 %    0.31 %   1.40%          0.00 %(b)   (0.16)%   (0.12)%    0.13 %
Portfolio
turnover rate....              121 %         63 %      81 %     87%           106 %         67 %      68 %      76 %
Number of shares
outstanding at
end of period
(000's)..........            3,121        2,844       792      608          3,732        3,335     2,035     1,383
Net assets at the
end of period
(000's)..........          $30,201      $28,357   $11,715   $6.815        $31,899      $30,397   $35,983   $19.309
                                 Mid Cap Growth Fund
                      ---------------------------------------------
                                         Year Ended August 31,
                                        ---------------------------
                      Six Months Ended
                      February 28, 2002  2001      2000     1999(a)
                      ---------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $  6.20      $ 16.30   $ 12.45   $10.00
                      ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...            (0.01)        0.01     (0.02)   (0.03)
 Net realized and
 unrealized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....            (0.40)       (6.74)     5.32     2.48
                      ---------------------------------------------
 Total income
 from investment
 operations......            (0.41)       (6.73)     5.30     2.45
                      ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........               --        (0.02)       --       --
 Distributions
 from net
 realized gain on
 securities......               --        (3.27)    (1.45)      --
 Return of
 capital.........               --        (0.08)       --       --
                      ---------------------------------------------
 Total
 distributions...               --        (3.37)    (1.45)      --
                      ---------------------------------------------
Net asset value
at end of
period...........          $  5.79      $  6.20   $ 16.30   $12.45
                      ---------------------------------------------
TOTAL RETURN(c)..            (6.61)%     (46.99)%   46.25 %  24.50 %
                      ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             0.85 %(b)    0.83 %    0.79 %   0.77 %
Ratio of expenses
to average net
assets before
expense reductions..          1.53 %(b)    1.38 %    1.55 %   1.64 %
Ratio of net
investment income
(loss) to average
net assets.......            (0.40)%(b)   (0.14)%   (0.20)%  (0.24)%
Portfolio
turnover rate....               60 %        144 %      51 %     38 %
Number of shares
outstanding at
end of period
(000's)..........            4,882        3,754       783      594
Net assets at the
end of period
(000's)..........          $28,254      $23,277   $12,770   $7,394

(a)Fund commenced operations on September 21, 1998.
(b)Annualized
(c)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

--------------------------------------------------------------------------------

                  FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED  71
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                Small Cap Growth Fund                           Large Cap Value Fund
                      ---------------------------------------------   ---------------------------------------------
                                         Year Ended August 31,                           Year Ended August 31,
                                        ---------------------------                     ---------------------------
                      Six Months Ended                                Six Months Ended
                      February 28, 2002  2001      2000     1999(a)   February 28, 2002  2001      2000     1999(a)
PER SHARE DATA
Net asset value
at beginning of
period...........          $ 10.69      $ 23.24   $ 14.86   $ 10.00        $ 11.10      $ 11.60   $ 12.85   $10.00
                           ---------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...            (0.03)       (0.05)    (0.10)    (0.05)          0.06         0.10      0.13     0.13
 Net realized and
 unrealized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....            (0.81)      (10.38)    10.05      4.96          (0.01)       (0.40)     0.65     2.85
                           ---------------------------------------------------------------------------------------
 Total income
 from investment
 operations......            (0.84)      (10.43)     9.95      4.91           0.05        (0.30)     0.78     2.98
                           ---------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........               --           --        --        --          (0.05)       (0.09)    (0.13)   (0.13)
 Distributions
 from net
 realized gain on
 securities......               --        (2.12)    (1.57)    (0.05)            --        (0.07)    (1.90)      --
 Return of
 capital.........               --           --        --        --             --        (0.04)       --       --
                           ---------------------------------------------------------------------------------------
 Total
 distributions...               --        (2.12)    (1.57)    (0.05)         (0.05)       (0.20)    (2.03)   (0.13)
                           ---------------------------------------------------------------------------------------
Net asset value
at end of
period...........          $  9.85      $ 10.69   $ 23.24   $ 14.86        $ 11.10      $ 11.10   $ 11.60   $12.85
                           ---------------------------------------------------------------------------------------
TOTAL RETURN(c)..            (7.86)%     (46.44)%   68.91 %   48.82 %         0.55 %      (2.66)%    7.35 %  29.87 %
                           ---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             1.16 %(b)    1.16 %    1.16 %    1.11 %         0.81 %(b)    0.81 %    0.81 %   0.80 %
Ratio of expenses
to average net
assets before
expense reductions..          1.59 %(b)    1.40 %    1.71 %    1.78 %         1.35 %(b)    1.14 %    1.41 %   1.51 %
Ratio of net
investment income
(loss) to average
net assets.......             0.00 %(b)   (0.49)%   (0.64)%   (0.45)%         0.00 %(b)    0.98 %    1.17 %   1.10 %
Portfolio
turnover rate....              125 %        111 %     133 %     126 %           52 %        106 %     142 %     93 %
Number of shares
outstanding at
end of period
(000's)..........            2,977        2,574     1,463       730          2,267        1,846       955      611
Net assets at the
end of period
(000's)..........          $29,330      $27,523   $34,000   $10,843        $25,157      $20,482   $11,084   $7,856
                                 Mid Cap Value Fund
                      ---------------------------------------------
                                         Year Ended August 31,
                                        ---------------------------
                      Six Months Ended
                      February 28, 2002  2001      2000     1999(a)
                      ---------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $ 13.54      $ 13.54   $ 13.82   $10.00
                      ---------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...             0.03         0.07      0.05     0.08
 Net realized and
 unrealized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....             0.28         0.56      3.13     4.11
                      ---------------------------------------------
 Total income
 from investment
 operations......             0.31         0.63      3.18     4.19
                      ---------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........            (0.03)       (0.07)    (0.05)   (0.08)
 Distributions
 from net
 realized gain on
 securities......            (0.43)       (0.56)    (3.41)   (0.29)
 Return of
 capital.........               --           --        --       --
                      ---------------------------------------------
 Total
 distributions...            (0.46)       (0.63)    (3.46)   (0.37)
                      ---------------------------------------------
Net asset value
at end of
period...........          $ 13.39      $ 13.54   $ 13.54   $13.82
                      ---------------------------------------------
TOTAL RETURN(c)..            (2.46)%       4.74 %   29.31 %  42.38 %
                      ---------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             1.05 %(b)    1.05 %    1.05 %   1.03 %
Ratio of expenses
to average net
assets before
expense reductions..          1.32 %(b)    1.26 %    1.64 %   1.73 %
Ratio of net
investment income
(loss) to average
net assets.......             0.42 %(b)    0.65 %    0.41 %   0.73 %
Portfolio
turnover rate....              147 %        215 %     166 %    197 %
Number of shares
outstanding at
end of period
(000's)..........            6,352        4,981     1,286      654
Net assets at the
end of period
(000's)..........          $85,067      $67,460   $17,411   $9,039

(a)Fund commenced operations on September 21, 1998.
(b)Annualized
(c)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

--------------------------------------------------------------------------------

 72               FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                Small Cap Value Fund                         Socially Responsible Fund
                      --------------------------------------------   ---------------------------------------------
                                        Year Ended August 31,                           Year Ended August 31,
                                        --------------------------                     ---------------------------
                      Six Months Ended                               Six Months Ended
                      February 28, 2002  2001      2000    1999(a)   February 28, 2002  2001      2000     1999(a)
PER SHARE DATA
Net asset value
at beginning of
period...........          $ 11.36      $ 11.73   $10.48   $10.00         $ 10.46      $ 14.16   $ 12.88   $ 10.00
                  ------------------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...             0.06         0.13     0.15     0.13            0.04         0.13      0.13      0.14
 Net realized and
 unrealized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....             0.30         1.09     1.60     0.61           (0.21)       (3.56)     1.74      3.45
                  ------------------------------------------------------------------------------------------------
 Total income
 from investment
 operations......             0.36         1.22     1.75     0.74           (0.17)       (3.43)     1.87      3.59
                  ------------------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........            (0.05)       (0.13)   (0.15)   (0.13)          (0.04)       (0.13)    (0.13)    (0.14)
 Distributions
 from net
 realized gain on
 securities......            (0.30)       (1.46)   (0.35)   (0.13)             --        (0.14)    (0.46)    (0.57)
 Return of
 capital.........               --           --       --       --              --           --        --        --
                  ------------------------------------------------------------------------------------------------
 Total
 distributions...            (0.35)       (1.59)   (0.50)   (0.26)          (0.04)       (0.27)    (0.59)    (0.71)
                  ------------------------------------------------------------------------------------------------
Net asset value
at end of
period...........          $ 11.37      $ 11.36   $11.73   $10.48         $ 10.25      $ 10.46   $ 14.16   $ 12.88
                  ------------------------------------------------------------------------------------------------
TOTAL RETURN(c)..             3.25 %      11.99 %  17.53 %   7.34 %         (1.63)%     (24.43)%   14.77 %   36.27 %
                  ------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             0.95 %(b)    0.95 %   0.98 %   0.96 %          0.56 %(b)    0.56 %    0.56 %    0.55 %
Ratio of expenses
to average net
assets before
expense reductions..          1.64 %(b)    1.55 %   1.69 %   1.75 %          1.14 %(b)    0.76 %    1.15 %    1.23 %
Ratio of net
investment income
(loss) to average
net assets.......             1.12 %(b)    1.18 %   1.36 %   1.28 %          0.84 %(b)    1.07 %    0.99 %    1.10 %
Portfolio
turnover rate....              143 %        100 %     97 %    102 %            14 %         58 %      40 %      29 %
Number of shares
outstanding at
end of period
(000's)..........            3,017        2,677      462      612           1,154        1,111     1,009       800
Net assets at the
end of period
(000's)..........          $34,314      $30,403   $5,421   $6,414         $11,830      $11,612   $14,276   $10,304
                                High Yield Bond Fund
                      ----------------------------------------------
                                        Year Ended August 31,
                                        ----------------------------
                      Six Months Ended
                      February 28, 2002  2001      2000    1999(a)
                      ----------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $  8.16      $  9.28   $ 9.69   $10.00
                      ----------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...             0.38         0.88     0.96     0.87
 Net realized and
 unrealized gain
 (loss) on
 securities and
 foreign currency
 related
 transactions....            (0.53)       (1.12)   (0.41)   (0.31)
                      ----------------------------------------------
 Total income
 from investment
 operations......            (0.15)       (0.24)    0.55     0.56
                      ----------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........            (0.37)       (0.88)   (0.96)   (0.87)
 Distributions
 from net
 realized gain on
 securities......               --           --       --       --
 Return of
 capital.........               --           --       --       --
                      ----------------------------------------------
 Total
 distributions...            (0.37)       (0.88)   (0.96)   (0.87)
                      ----------------------------------------------
Net asset value
at end of
period...........          $  7.64      $  8.16   $ 9.28   $ 9.69
                      ----------------------------------------------
TOTAL RETURN(c)..            (1.98)%      (2.20)%   6.01 %   5.50 %
                      ----------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             0.99 %(b)    0.99 %   0.99 %   0.98 %
Ratio of expenses
to average net
assets before
expense reductions..          1.46 %(b)    1.19 %   1.62 %   1.74 %
Ratio of net
investment income
(loss) to average
net assets.......             9.72 %(b)   10.64 %  10.21 %   8.51 %
Portfolio
turnover rate....               35 %         83 %     90 %     74 %
Number of shares
outstanding at
end of period
(000's)..........            2,418        2,095      628      557
Net assets at the
end of period
(000's)..........          $18,462      $17,102   $5,830   $5,397

(a)Fund commenced operations on September 21, 1998.
(b)Annualized
(c)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

--------------------------------------------------------------------------------

                  FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED  73
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                                Strategic Bond Fund                               Core Bond Fund
                      --------------------------------------------   --------------------------------------------
                                        Year Ended August 31,                          Year Ended August 31,
                                        --------------------------                     --------------------------
                      Six Months Ended                               Six Months Ended
                      February 28, 2002  2001      2000    1999(a)   February 28, 2002  2001      2002    1999(a)
PER SHARE DATA
Net asset value
at beginning of
period...........          $  9.60      $  9.82   $ 9.86   $10.00         $  9.91      $  9.46   $ 9.58   $10.00
                           -------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...             0.32         0.77     0.81     0.69            0.25         0.53     0.61     0.50
 Net realized and
 unrealized gain
 (loss) on
 securities
 and foreign
 currency related
 transactions....             0.09        (0.23)   (0.01)   (0.16)          (0.12)        0.46    (0.12)   (0.39)
                           -------------------------------------------------------------------------------------
 Total income
 from investment
 operations......             0.41         0.54     0.80     0.53            0.13         0.99     0.49     0.11
                           -------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........            (0.28)       (0.76)   (0.84)   (0.65)          (0.25)       (0.54)   (0.61)   (0.50)
 Distributions
 from net
 realized gain on
 securities......               --           --       --    (0.02)          (0.06)          --       --    (0.03)
 Return of
 capital.........               --           --       --       --              --           --       --       --
                           -------------------------------------------------------------------------------------
 Total
 distributions...            (0.28)       (0.76)   (0.84)   (0.67)          (0.31)       (0.54)   (0.61)   (0.53)
                           -------------------------------------------------------------------------------------
Net asset value
at end of
period...........          $  9.73      $  9.60   $ 9.82   $ 9.86         $  9.73      $  9.91   $ 9.46   $ 9.58
                           -------------------------------------------------------------------------------------
TOTAL RETURN(c)..             4.37 %       5.90%    8.43 %   5.33 %          1.22 %      10.81 %   5.31 %   1.12 %
                           -------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             0.89 %       0.89 %   0.89 %   0.88 %          0.77 %(b)    0.77 %   0.80 %   0.80 %
Ratio of expenses
to average net
assets before
expense reductions..          1.22 %(b)    1.09 %   1.51 %   1.64 %          1.06 %(b)    0.99 %   1.42 %   1.54 %
Ratio of net
investment income
(loss) to average
net
assets...........             6.92 %(b)    8.68 %   8.27 %   6.76 %          5.14 %(b)    5.66 %   6.39 %   5.06 %
Portfolio
turnover rate....               63 %         69 %    100 %    143 %            53 %        341 %    476 %    489 %
Number of shares
outstanding at
end of period
(000's)..........            2,338        1,574      598      537           3,923        3,254      573      535
Net assets at the
end of period
(000's)..........          $22,762      $15,113   $5,870   $5,296         $38,162      $32,250   $5,420   $5,119
                                Money Market Fund II
                      -----------------------------------------------
                                         Year Ended August 31,
                                        -----------------------------
                      Six Months Ended
                      February 28, 2002  2001      2000     1999(a)
                      -----------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........          $  1.00      $  1.00   $  1.00   $ 1.00
                      -----------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...             0.01         0.05      0.06     0.05
 Net realized and
 unrealized gain
 (loss) on
 securities
 and foreign
 currency related
 transactions....               --           --        --       --
                      -----------------------------------------------
 Total income
 from investment
 operations......             0.01         0.05      0.06     0.05
                      -----------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........            (0.01)       (0.05)    (0.06)   (0.05)
 Distributions
 from net
 realized gain on
 securities......               --           --        --       --
 Return of
 capital.........               --           --        --       --
                      -----------------------------------------------
 Total
 distributions...            (0.01)       (0.05)    (0.06)   (0.05)
                      -----------------------------------------------
Net asset value
at end of
period...........          $  1.00      $  1.00   $  1.00   $ 1.00
                      -----------------------------------------------
TOTAL RETURN(c)..             0.97 %       5.07 %    5.67 %   4.66 %
                      -----------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........             0.56 %(b)    0.56 %    0.56 %   0.54 %
Ratio of expenses
to average net
assets before
expense reductions..          0.73 %(b)    0.71 %    1.10 %   1.23 %
Ratio of net
investment income
(loss) to average
net
assets...........             1.92 %(b)    4.72 %    5.65 %   4.43 %
Portfolio
turnover rate....              N/A          N/A       N/A      N/A
Number of shares
outstanding at
end of period
(000's)..........           62,718       51,979    25,427    9,784
Net assets at the
end of period
(000's)..........          $62,718      $51,979   $25,427   $9,784

(a)Fund commenced operations on September 21, 1998.
(b)Annualized
(c)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

--------------------------------------------------------------------------------

 74               FINANCIAL HIGHLIGHTS (Unaudited) - CONTINUED
Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

                         Aggressive Growth Lifestyle Fund                 Moderate Growth Lifestyle Fund
                     ---------------------------------------------   ---------------------------------------------
                                        Year Ended August 31,                           Year Ended August 31,
                                       ---------------------------                     ---------------------------
                     Six Months Ended                                Six Months Ended
                     February 28, 2002  2001      2000     1999(a)   February 28, 2002  2001      2000     1999(a)
PER SHARE DATA
Net asset value
at beginning of
period...........         $  8.82      $ 14.89   $ 12.77   $10.00         $ 10.02      $ 13.42   $ 12.24   $ 10.00
                          ----------------------------------------------------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...            0.03         0.18      0.37     0.08            0.11         0.30      0.43      0.17
 Net realized and
 unrealized gain
 (loss) on
 securities
 and foreign
 currency related
 transactions....           (0.27)       (3.59)     3.31     2.74           (0.26)       (2.11)     2.28      2.18
                          ----------------------------------------------------------------------------------------
 Total income
 from investment
 operations......           (0.24)       (3.41)     3.68     2.82           (0.15)       (1.81)     2.71      2.35
                          ----------------------------------------------------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           (0.02)       (0.38)    (1.09)   (0.05)          (0.09)       (0.45)    (1.10)    (0.11)
 Distributions
 from net
 realized gain on
 securities......              --        (2.28)    (0.47)      --              --        (1.14)    (0.43)       --
 Return of
 capital.........              --           --        --       --              --           --        --        --
                          ----------------------------------------------------------------------------------------
 Total
 distributions...           (0.02)       (2.66)    (1.56)   (0.05)          (0.09)       (1.59)    (1.53)    (0.11)
                          ----------------------------------------------------------------------------------------
Net asset value
at end of
period...........         $  8.56      $  8.82   $ 14.89   $12.77         $  9.78      $ 10.02   $ 13.42   $ 12.24
                          ----------------------------------------------------------------------------------------
TOTAL RETURN(c)..           (2.18)%     (25.08)%   29.91 %  28.28 %         (0.82)%     (14.11)%   23.29 %   23.52 %
                          ----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.10 %(b)    0.10 %    0.10 %   0.10 %          0.10 %(b)    0.10 %    0.10 %    0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......            0.10 %(b)    0.10 %    0.10 %   0.10 %          0.10 %(b)    0.10 %    0.10 %    0.10 %
Ratio of net
investment income
(loss) to average
net assets.......            0.74 %(b)    0.74 %    1.07 %   0.76 %          2.22 %(b)    2.23 %    2.00 %    1.60 %
Portfolio
turnover rate....              30 %        105 %      79 %      9 %            33 %        109 %      72 %      13 %
Number of shares
outstanding at
end of period
(000's)..........           2,559        2,136       938      664           3,784        3,194     1,209       845
Net assets at the
end of period
(000's)..........         $21,909      $18,850   $13,963   $8,480         $37,016      $31,993   $16,222   $10,349
                                   Conservative
                               Growth Lifestyle Fund
                     -----------------------------------------------
                                        Year Ended August 31,
                                       -----------------------------
                     Six Months Ended
                     February 28, 2002  2001      2000     1999(a)
                     -----------------------------------------------
PER SHARE DATA
Net asset value
at beginning of
period...........         $  9.47      $ 11.33   $ 11.73   $10.00
                     -----------------------------------------------
Income (loss)
from investment
operations:
 Net investment
 income (loss)...            0.14         0.34      0.46     0.25
 Net realized and
 unrealized gain
 (loss) on
 securities
 and foreign
 currency related
 transactions....           (0.39)       (1.09)     1.59     1.65
                     -----------------------------------------------
 Total income
 from investment
 operations......           (0.25)       (0.75)     2.05     1.90
                     -----------------------------------------------
Distributions:
 Distributions
 from net
 investment
 income..........           (0.07)       (0.43)    (0.92)   (0.17)
 Distributions
 from net
 realized gain on
 securities......              --        (0.68)    (1.53)      --
 Return of
 capital.........              --           --        --       --
                     -----------------------------------------------
 Total
 distributions...           (0.07)       (1.11)    (2.45)   (0.17)
                     -----------------------------------------------
Net asset value
at end of
period...........         $  9.15      $  9.47   $ 11.33   $11.73
                     -----------------------------------------------
TOTAL RETURN(c)..           (0.22)%      (6.76)%   19.33 %  19.00 %
                     -----------------------------------------------
RATIOS/SUPPLEMENTAL
DATA
Ratio of expenses
to average net
assets...........            0.10 %(b)    0.10 %    0.10 %   0.10 %
Ratio of expenses
to average net
assets before
expense
reductions.......            0.10 %(b)    0.10 %    0.10 %   0.10 %
Ratio of net
investment income
(loss) to average
net assets.......            3.14 %(b)    3.28 %    2.99 %   2.29 %
Portfolio
turnover rate....              44 %        122 %      63 %     94 %
Number of shares
outstanding at
end of period
(000's)..........           2,368        2,062     1,083      633
Net assets at the
end of period
(000's)..........         $21,673      $19,527   $12,268   $7,429

(a)Fund commenced operations on September 21, 1998.
(b)Annualized
(c)The effect of fees and charges incurred at the separate account level are not reflected in these performance figures.

--------------------------------------------------------------------------------

                                                                75
                        Special Meeting of Shareholders
                              Proxy Voting Results
                               December 28, 2001

 A Special Meeting of Shareholders of the North American Funds Variable Product Series II ("NAF II") was held on December 28, 2001. Shareholder voted on proposals to approve the following:
 1. All Funds: To approve the Investment Advisory Agreement between The Variable Annuity Life Insurance Company ("VALIC") and NAFV II with respect to each series of NAFV II;
 2. North American-AG Core Bond Fund, North American-AG High Yield Bond Fund and North American-AG Strategic Bond Fund: To approve the Investment Sub-Advisory Agreement between VALIC and American General Investment Management, L.P. as sub-adviser;
 3. North American-AG 2 Money Market Fund: To approve the Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp. as sub-adviser;
 4. North American-AG Aggressive Growth Lifestyle Fund, North American-AG Conservative Growth Lifestyle Fund, North American-AG Core Bond Fund, North American-AG High Yield Bond Fund, North American-AG Moderate Growth Lifestyle Fund, North American-AG Socially Responsible Fund and North American-AG Strategic Bond Fund: To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser;
 5. All Funds: To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental;
 6. All Funds: To elect the following as Trustees: Robert P. Condon, Dr. Judith
    L. Craven, William F. Devin, Dr. Timothy J. Ebner, Judge Gustavo E. Gonzales, Jr., Dr. Norman Hackerman, Peter A. Harbeck, Dr. John Wm. Lancaster, Kenneth J. Lavery, Ben H. Love, Dr. John E. Maupin, Jr. and Dr.
    F. Robert Paulsen; and
 The results of the proposals voted on by shareholders of the Funds were as follows:

Variable Product Series II: International Growth II Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 1,418,743.001
   Against..................................          .000
   Abstain..................................          .000
   Total Shares Voted....................... 1,418,743.001

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.............................. 1,404,486.641
   Against..................................    14,256.360
   Abstain..................................          .000
   Total Shares Voted....................... 1,418,743.001

 5.2 Commodities

   Affirmative.............................. 1,404,486.641
   Against..................................    14,256.360
   Abstain..................................          .000
   Total Shares Voted....................... 1,418,743.001

 5.3 Concentration

   Affirmative.............................. 1,404,486.641
   Against..................................          .000
   Abstain..................................    14,256.360
   Total Shares Voted....................... 1,418,743.001

 5.4 Diversification

   Affirmative.............................. 1,418,743.001
   Against..................................          .000
   Abstain..................................          .000
   Total Shares Voted....................... 1,418,743.001

 5.5 Issuance of Senior Securities

   Affirmative.............................. 1,404,486.641
   Against..................................    14,256.360
   Abstain..................................          .000
   Total Shares Voted....................... 1,418,743.001

 5.6 Loans

   Affirmative.............................. 1,404,486.641
   Against..................................    14,256.360
   Abstain..................................          .000
   Total Shares Voted....................... 1,418,743.001

 5.7 Real Estate

   Affirmative.............................. 1,404,486.641
   Against..................................    14,256.360
   Abstain..................................          .000
   Total Shares Voted....................... 1,418,743.001

 Underwriting

   Affirmative.............................. 1,404,486.641
   Against..................................    14,256.360
   Abstain..................................          .000
   Total Shares Voted....................... 1,418,743.001

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Dr. Judith L. Craven

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  William F. Devin

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Dr. Timothy J. Ebner

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

--------------------------------------------------------------------------------

 76
  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Dr. Norman Hackerman

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Peter A. Harbeck

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Dr. John Wm. Lancaster

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Kenneth J. Lavery

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Ben H. Love

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

  Dr. F. Robert Paulsen

     Affirmative.......................... 1,418,743.001
     Withhold.............................          .000
     Total Shares Voted................... 1,418,743.001

Variable Product Series II: Capital Appreciation Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 1,811,682.910
   Against..................................          .000
   Abstain..................................   442,585.623
   Total shares voted....................... 2,254,268.533

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.............................. 1,855,645.843
   Against..................................          .000
   Abstain..................................   398,622.690
   Total shares voted....................... 2,254,268.533

 5.2 Commodities

   Affirmative.............................. 1,855,645.843
   Against..................................          .000
   Abstain..................................   398,622.690
   Total shares voted....................... 2,254,268.533

 5.3 Concentration

   Affirmative.............................. 1,855,645.843
   Against..................................          .000
   Abstain..................................   398,622.690
   Total shares voted....................... 2,254,268.533

 5.4 Diversification

   Affirmative.............................. 1,855,645.843
   Against..................................          .000
   Abstain..................................   398,622.690
   Total shares voted....................... 2,254,268.533

 5.5 Issuance of Senior Securities

   Affirmative.............................. 1,855,645.843
   Against..................................          .000
   Abstain..................................   398,622.690
   Total shares voted....................... 2,254,268.533

 5.6 Loans

   Affirmative.............................. 1,855,645.843
   Against..................................          .000
   Abstain..................................   398,622.690
   Total shares voted....................... 2,254,268.533

 5.7 Real Estate

   Affirmative.............................. 1,855,645.843
   Against..................................          .000
   Abstain..................................   398,622.690
   Total shares voted....................... 2,254,268.533

 Underwriting

   Affirmative.............................. 1,855,645.843
   Against..................................          .000
   Abstain..................................   398,622.690
   Total shares voted....................... 2,254,268.533

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Dr. Judith L. Craven

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  William F. Devin

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

--------------------------------------------------------------------------------

                                                                77
  Dr. Timothy J. Ebner

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Dr. Norman Hackerman

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Peter A. Harbeck

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Dr. John Wm. Lancaster

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Kenneth J. Lavery

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Ben H. Love

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

  Dr. F. Robert Paulsen

     Affirmative.......................... 1,855,645.843
     Withhold.............................   398,622.690
     Total shares voted................... 2,254,268.533

Variable Product Series II: Mid Cap Growth Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 3,165,472.990
   Against..................................          .000
   Abstain..................................   122,452.386
   Total shares voted....................... 3,287,925.376

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.............................. 3,163,567.117
   Against..................................     1,905.873
   Abstain..................................   122,452.386
   Total shares voted....................... 3,287,925.376

 5.2 Commodities

   Affirmative.............................. 3,163,567.117
   Against..................................     1,905.873
   Abstain..................................   122,452.386
   Total shares voted....................... 3,287,925.376

 5.3 Concentration

   Affirmative.............................. 3,163,567.117
   Against..................................     1,905.873
   Abstain..................................   122,452.386
   Total shares voted....................... 3,287,925.376

 5.4 Diversification

   Affirmative.............................. 3,163,567.117
   Against..................................     1,905.873
   Abstain..................................      122,452.
   Total shares voted....................... 3,287,925.376

 5.5 Issuance of Senior Securities

   Affirmative.............................. 3,163,567.117
   Against..................................     1,905.873
   Abstain..................................   122,452.386
   Total shares voted....................... 3,287,925.376

 5.6 Loans

   Affirmative.............................. 3,163,567.117
   Against..................................     1,905.873
   Abstain..................................   122,452.386
   Total shares voted....................... 3,287,925.376

 5.7 Real Estate

   Affirmative.............................. 3,163,530.465
   Against..................................    21,770.942
   Abstain..................................   102,623.969
   Total shares voted....................... 3,287,925.376

 Underwriting

   Affirmative.............................. 3,163,530.465
   Against..................................    21,770.942
   Abstain..................................   102,623.969
   Total shares voted....................... 3,287,925.376

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Dr. Judith L. Craven

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

--------------------------------------------------------------------------------

 78
  William F. Devin

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Dr. Timothy J. Ebner

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Dr. Norman Hackerman

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Peter A. Harbeck

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Dr. John Wm. Lancaster

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Kenneth J. Lavery

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Ben H. Love

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

  Dr. F. Robert Paulsen

     Affirmative.......................... 3,287,925.376
     Withhold.............................          .000
     Total shares voted................... 3,287,925.376

Variable Product Series II: Small Cap Growth Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 2,058,631.541
   Against..................................          .000
   Abstain..................................    44,802.541
   Total shares voted....................... 2,103,434.082

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.............................. 1,842,696.866
   Against..................................   202,561.795
   Abstain..................................    58,175.421
   Total Shares Voted....................... 2,103,434.082

 5.2 Commodities

   Affirmative.............................. 1,906,936.470
   Against..................................    44,825.169
   Abstain..................................   151,672.443
   Total Shares Voted....................... 2,103,434.082

 5.3 Concentration

   Affirmative.............................. 1,933,388.072
   Against..................................   101,914.468
   Abstain..................................    68,131.542
   Total Shares Voted....................... 2,103,434.082

 5.4 Diversification

   Affirmative.............................. 2,045,281.289
   Against..................................       452.550
   Abstain..................................    57,700.243
   Total Shares Voted....................... 2,103,434.082

 5.5 Issuance of Senior Securities

   Affirmative.............................. 2,000,433.492
   Against..................................    44,825.169
   Abstain..................................    58,175.421
   Total Shares Voted....................... 2,103,434.082

 5.6 Loans

   Affirmative.............................. 2,026,862.466
   Against..................................    18,396.195
   Abstain..................................    58,175.421
   Total Shares Voted....................... 2,103,434.082

 5.7 Real Estate

   Affirmative.............................. 1,933,365.444
   Against..................................    18,396.195
   Abstain..................................   151,672.443
   Total Shares Voted....................... 2,103,434.082

 Underwriting

   Affirmative.............................. 1,914,901.367
   Against..................................   130,357.294
   Abstain..................................    58,175.421
   Total Shares Voted....................... 2,103,434.082

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

-------------------------------------------------------------------------------

                                                                79
  Dr. Judith L. Craven

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  William F. Devin

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Dr. Timothy J. Ebner

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Dr. Norman Hackerman

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Peter A. Harbeck

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Dr. John Wm. Lancaster

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Kenneth J. Lavery

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Ben H. Love

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

  Dr. F. Robert Paulsen

     Affirmative.......................... 2,039,239.733
     Withhold.............................    64,194.349
     Total Shares Voted................... 2,103,434.082

Variable Product Series II: Large Cap Value Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative................................ 776,385.336
   Against....................................        .000
   Abstain.................................... 127,745.152
   Total Shares Voted......................... 904,130.488

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative................................ 771,449.085
   Against....................................   4,936.251
   Abstain.................................... 127,745.152
   Total Shares Voted......................... 904,130.488

 5.2 Commodities

   Affirmative................................ 771,449.085
   Against....................................   4,936.251
   Abstain.................................... 127,745.152
   Total Shares Voted......................... 904,130.488

 5.3 Concentration

   Affirmative................................ 771,428.124
   Against....................................        .000
   Abstain.................................... 132,702.364
   Total Shares Voted......................... 904,130.488

 5.4 Diversification

   Affirmative................................ 776,385.336
   Against....................................        .000
   Abstain.................................... 127,745.152
   Total Shares Voted......................... 904,130.488

 5.5 Issuance of Senior Securities

   Affirmative................................ 771,449.085
   Against....................................   4,936.251
   Abstain.................................... 127,745.152
   Total Shares Voted......................... 904,130.488

 5.6 Loans

   Affirmative................................ 771,449.085
   Against....................................   4,936.251
   Abstain.................................... 127,745.152
   Total Shares Voted......................... 904,130.488

 5.7 Real Estate

   Affirmative................................ 771,449.085
   Against....................................   4,936.251
   Abstain.................................... 127,745.152
   Total Shares Voted......................... 904,130.488

-------------------------------------------------------------------------------

 80
 Underwriting

   Affirmative................................ 771,449.085
   Against....................................   4,936.251
   Abstain.................................... 127,745.152
   Total Shares Voted......................... 904,130.488

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Dr. Judith L. Craven

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  William F. Devin

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Dr. Timothy J. Ebner

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Judge Gustavo E. Gonzales, Jr.

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Dr. Norman Hackerman

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Peter A. Harbeck

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Dr. John Wm. Lancaster

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Kenneth J. Lavery

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Ben H. Love

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Dr. John E. Maupin, Jr.

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

  Dr. F. Robert Paulsen

     Affirmative............................ 776,385.336
     Withhold............................... 127,745.152
     Total Shares Voted..................... 904,130.488

Variable Product Series II: Mid Cap Value Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative..............................    3,594,695.
   Against..................................          .000
   Abstain..................................   609,457.468
   Total Shares Voted....................... 4,204,153.017

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1Borrowing

   Affirmative.............................. 3,539,613.388
   Against..................................    49,798.389
   Abstain..................................   614,741.240
   Total Shares Voted....................... 4,204,153.017

 5.2 Commodities

   Affirmative.............................. 3,546,861.041
   Against..................................    34,648.456
   Abstain..................................   622,643.520
   Total Shares Voted....................... 4,204,153.017

 5.3 Concentration

   Affirmative.............................. 3,547,328.632
   Against..................................    32,076.708
   Abstain..................................   624,747.677
   Total Shares Voted....................... 4,204,153.017

 5.4 Diversification

   Affirmative.............................. 3,534,095.819
   Against..................................     7,434.689
   Abstain..................................   662,622.509
   Total Shares Voted....................... 4,204,153.017

 5.5 Issuance of Senior Securities

   Affirmative.............................. 3,531,991.663
   Against..................................    25,577.200
   Abstain..................................   646,584.154
   Total Shares Voted....................... 4,204,153.017

 5.6 Loans

   Affirmative.............................. 3,529,747.228
   Against..................................    35,209.565
   Abstain..................................   639,196.224
   Total Shares Voted....................... 4,204,153.017

-------------------------------------------------------------------------------

                                                                81
 5.7 Real Estate

   Affirmative.............................. 3,522,826.889
   Against..................................    26,138.309
   Abstain..................................   655,187.819
   Total Shares Voted....................... 4,204,153.017

 Underwriting

   Affirmative.............................. 3,523,575.034
   Against..................................    25,717.477
   Abstain..................................   654,860.506
   Total Shares Voted....................... 4,204,153.017

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Dr. Judith L. Craven

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  William F. Devin

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Dr. Timothy J. Ebner

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Dr. Norman Hackerman

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Peter A. Harbeck

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Dr. John Wm. Lancaster

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Ben H. Love

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

  Dr. F. Robert Paulsen

     Affirmative.......................... 3,641,361.082
     Withhold.............................   562,791.935
     Total Shares Voted................... 4,204,153.017

Variable Product Series II: Small Cap Value Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 1,910,984.987
   Against..................................     2,958.920
   Abstain..................................     7,397.302
   Total Shares Voted....................... 1,921,341.209

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.............................. 1,765,861.292
   Against..................................    10,014.809
   Abstain..................................   145,465.108
   Total Shares Voted....................... 1,921,341.209

 5.2 Commodities

   Affirmative.............................. 1,667,943.768
   Against..................................     6,145.451
   Abstain..................................   247,251.990
   Total Shares Voted....................... 1,921,341.209

 5.3 Concentration

   Affirmative.............................. 1,769,730.651
   Against..................................     2,958.920
   Abstain..................................   148,651.638
   Total Shares Voted....................... 1,921,341.209

 5.4 Diversification

   Affirmative.............................. 1,775,876.101
   Against..................................          .000
   Abstain..................................   145,465.108
   Total Shares Voted....................... 1,921,341.209

 5.5 Issuance of Senior Securities

   Affirmative.............................. 1,769,730.650
   Against..................................     6,145.451
   Abstain..................................   145,465.108
   Total Shares Voted....................... 1,921,341.209

 5.6 Loans

   Affirmative.............................. 1,769,730.650
   Against..................................     6,145.451
   Abstain..................................   145,465.108
   Total Shares Voted....................... 1,921,341.209

-------------------------------------------------------------------------------

 82
 5.7 Real Estate

   Affirmative.............................. 1,769,730.650
   Against..................................     6,145.451
   Abstain..................................   145,465.108
   Total Shares Voted....................... 1,921,341.209

 Underwriting

   Affirmative.............................. 1,670,925.450
   Against..................................     3,163.769
   Abstain..................................   247,251.990
   Total Shares Voted....................... 1,921,341.209

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

  Dr. Judith L. Craven

     Affirmative.......................... 1,921,341.209
     Withhold.............................          .000
     Total Shares Voted................... 1,921,341.209

  William F. Devin

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

  Dr. Timothy J. Ebner

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 1,921,341.209
     Withhold.............................          .000
     Total Shares Voted................... 1,921,341.209

  Dr. Norman Hackerman

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

  Peter A. Harbeck

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

  Dr. John Wm. Lancaster

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

  Kenneth J. Lavery

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

  Ben H. Love

     Affirmative.......................... 1,921,341.209
     Withhold.............................          .000
     Total Shares Voted................... 1,921,341.209

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

  Dr. F. Robert Paulsen

     Affirmative.......................... 1,918,382.289
     Withhold.............................     2,958.920
     Total Shares Voted................... 1,921,341.209

 VARIABLE PRODUCT SERIES II: SOCIALLY RESPONSIBLE FUND

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 5.2 Commodities

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 5.3 Concentration

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

-------------------------------------------------------------------------------

                                                                83
 5.4 Diversification

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 5.5 Issuance of Senior Securities

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 5.6 Loans

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 5.7 Real Estate

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 Underwriting

   Affirmative.............................. 1,083,716.925
   Against..................................          .000
   Abstain..................................     3,753.295
   Total Shares Voted....................... 1,087,470.220

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Dr. Judith L. Craven

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  William F. Devin

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Dr. Timothy J. Ebner

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Dr. Norman Hackerman

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Peter A. Harbeck

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Dr. John Wm. Lancaster

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Kenneth J. Lavery

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Ben H. Love

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Dr. John E. Maupin, Jr.

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

  Dr. F. Robert Paulsen

     Affirmative..........................   797,038.248
     Withhold.............................   290,431.972
     Total Shares Voted................... 1,087,470.220

Variable Product Series II: High Yield Bond Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 1,698,201.138
   Against..................................          .000
   Abstain..................................     8,953.577
   Total Shares Voted....................... 1,707,154.715

 2. To approve the Investment Sub-Advisory Agreement between VALIC and American General Investment Management, L.P. as sub-adviser.

   Affirmative.............................. 1,698,201.138
   Against..................................          .000
   Abstain..................................     8,953.577
   Total Shares Voted....................... 1,707,154.715

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative.............................. 1,697,429.587
   Against..................................       448.576
   Abstain..................................     9,276.552
   Total Shares Voted....................... 1,707,154.715

--------------------------------------------------------------------------------

 84
 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.............................. 1,479,672.847
   Against..................................   209,520.885
   Abstain..................................    17,960.983
   Total Shares Voted....................... 1,707,154.715

 5.2 Commodities

   Affirmative.............................. 1,616,506.474
   Against..................................    63,195.389
   Abstain..................................    27,452.852
   Total Shares Voted....................... 1,707,154.715

 5.3 Concentration

   Affirmative.............................. 1,535,278.329
   Against..................................    18,571.047
   Abstain..................................   153,305.339
   Total Shares Voted....................... 1,707,154.715

 5.4 Diversification

   Affirmative.............................. 1,672,237.558
   Against..................................    18,571.047
   Abstain..................................    16,346.110
   Total Shares Voted....................... 1,707,154.715

 5.5 Issuance Of Senior Securities

   Affirmative.............................. 1,527,383.392
   Against..................................    28,080.858
   Abstain..................................   151,690.465
   Total Shares Voted....................... 1,707,154.715

 5.6 Loans

   Affirmative.............................. 1,492,268.861
   Against..................................    63,195.389
   Abstain..................................   151,690.465
   Total Shares Voted....................... 1,707,154.715

 5.7 Real Estate

   Affirmative.............................. 1,491,999.716
   Against..................................   198,539.744
   Abstain..................................    16,615.255
   Total Shares Voted....................... 1,707,154.715

 Underwriting

   Affirmative.............................. 1,491,999.716
   Against..................................   198,539.744
   Abstain..................................    16,615.255
   Total Shares Voted....................... 1,707,154.715

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Dr. Judith L. Craven

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  William F. Devin

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Dr. Timothy J. Ebner

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Dr. Norman Hackerman

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Peter A. Harbeck

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Dr. John Wm. Lancaster

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Kenneth J. Lavery

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Ben H. Love

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

  Dr. F. Robert Paulsen

     Affirmative.......................... 1,699,528.923
     Withhold.............................     7,625.792
     Total Shares Voted................... 1,707,154.715

--------------------------------------------------------------------------------

Variable Product Series II: Strategic Bond Fund

 1. To Approve The Investment Advisory Agreement Between VALIC And NAFV II With Respect To The Funds.

   Affirmative.............................. 1,421,115.790
   Against..................................    15,161.106
   Abstain..................................    28,571.547
   Total Shares Voted....................... 1,464,848.443

 2. To Approve The Investment Sub-Advisory Agreement Between VALIC And American General Investment Management, L.P. As Sub-Adviser.

   Affirmative.............................. 1,270,864.464
   Against..................................   165,412.432
   Abstain..................................    28,571.547
   Total Shares Voted....................... 1,464,848.443

 4. To Approve The Investment Sub-Advisory Agreement Between VALIC And AIG Global Investment Corp. As Sub-Adviser.

   Affirmative.............................. 1,262,434.074
   Against..................................   168,437.854
   Abstain..................................    33,976.515
   Total Shares Voted....................... 1,464,848.443

 5. To Approve Amended Fundamental Investment Restrictions Generally To: (A) Delete Restrictions That Are No Longer Required To Be Fundamental Due To Changes In Laws Or Which Otherwise Need Not Be Fundamental; And (B) To standardize the language of those restrictions that are still required to be fundamental.
 5.1 Borrowing

   Affirmative.............................. 1,370,244.498
   Against..................................    37,987.750
   Abstain..................................    56,616.195
   Total Shares Voted....................... 1,464,848.443

 5.2 Commodities

   Affirmative.............................. 1,355,542.304
   Against..................................    52,689.944
   Abstain..................................    56,616.195
   Total Shares Voted....................... 1,464,848.443

 5.3 Concentration

   Affirmative.............................. 1,365,723.361
   Against..................................    24,169.387
   Abstain..................................    74,955.695
   Total Shares Voted....................... 1,464,848.443

 5.4 Diversification

   Affirmative.............................. 1,406,685.544
   Against..................................     1,546.704
   Abstain..................................    56,616.195
   Total Shares Voted....................... 1,464,848.443

 5.5 Issuance Of Senior Securities

   Affirmative.............................. 1,401,110.608
   Against..................................     7,121.640
   Abstain..................................    56,616.195
   Total Shares Voted....................... 1,464,848.443

 5.6 Loans

   Affirmative.............................. 1,376,805.246
   Against..................................    31,427.002
   Abstain..................................    56,616.195
   Total Shares Voted....................... 1,464,848.443

 5.7 Real Estate

   Affirmative.............................. 1,399,410.933
   Against..................................     7,121.640
   Abstain..................................    58,315.870
   Total Shares Voted....................... 1,464,848.443

 Underwriting

   Affirmative.............................. 1,365,723.362
   Against..................................     7,121.640
   Abstain..................................    92,003.441
   Total Shares Voted....................... 1,464,848.443

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 1,460,191.332
     Withhold.............................     4,657.111
     Total Shares Voted................... 1,464,848.443

  Dr. Judith L. Craven

     Affirmative.......................... 1,446,712.905
     Withhold.............................    18,135.538
     Total Shares Voted................... 1,464,848.443

  William F. Devin

     Affirmative.......................... 1,446,712.905
     Withhold.............................    18,135.538
     Total Shares Voted................... 1,464,848.443

  Dr. Timothy J. Ebner

     Affirmative.......................... 1,446,712.905
     Withhold.............................    18,135.538
     Total Shares Voted................... 1,464,848.443

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 1,446,712.905
     Withhold.............................    18,135.538
     Total Shares Voted................... 1,464,848.443

  Dr. Norman Hackerman

     Affirmative.......................... 1,446,712.905
     Withhold.............................    18,135.538
     Total Shares Voted................... 1,464,848.443

  Peter A. Harbeck

     Affirmative.......................... 1,460,191.332
     Withhold.............................     4,657.111
     Total Shares Voted................... 1,464,848.443

  Dr. John Wm. Lancaster

     Affirmative.......................... 1,455,602.208
     Withhold.............................     9,246.235
     Total Shares Voted................... 1,464,848.443

--------------------------------------------------------------------------------

 86
  Kenneth J. Lavery

     Affirmative.......................... 1,460,191.332
     Withhold.............................     4,657.111
     Total Shares Voted................... 1,464,848.443

  Ben H. Love

     Affirmative.......................... 1,460,191.332
     Withhold.............................     4,657.111
     Total Shares Voted................... 1,464,848.443

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 1,442,123.780
     Withhold.............................    22,724.663
     Total Shares Voted................... 1,464,848.443

  Dr. F. Robert Paulsen

     Affirmative.......................... 1,460,191.332
     Withhold.............................     4,657.111
     Total Shares Voted................... 1,464,848.443

Variable Product Series II: Core Bond Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative..............................   977,876.801
   Against..................................          .000
   Abstain..................................   128,247.001
   Total Shares Voted....................... 1,106,123.802

 2. To Approve The Investment Sub-Advisory Agreement Between VALIC And American General Investment Management, L.P. As Sub-Adviser.

   Affirmative..............................   977,876.801
   Against..................................          .000
   Abstain..................................   128,247.001
   Total Shares Voted....................... 1,106,123.802

 4. To Approve The Investment Sub-Advisory Agreement Between VALIC And AIG Global Investment Corp. As Sub-Adviser.

   Affirmative..............................   977,876.801
   Against..................................
   Abstain..................................   128,247.001
   Total Shares Voted....................... 1,106,123.802

 5. To Approve Amended Fundamental Investment Restrictions Generally To: (A) Delete Restrictions That Are No Longer Required To Be Fundamental Due To Changes In Laws Or Which Otherwise Need Not Be Fundamental; And (B) To Standardize The Language Of Those Restrictions That Are Still Required To Be Fundamental.
 5.1 Borrowing

   Affirmative..............................   932,713.843
   Against..................................          .000
   Abstain..................................   173,409.959
   Total Shares Voted....................... 1,106,123.802

 5.2 Commodities

   Affirmative..............................   932,713.843
   Against..................................          .000
   Abstain..................................   173,409.959
   Total Shares Voted....................... 1,106,123.802

 5.3 Concentration

   Affirmative..............................   932,713.843
   Against..................................          .000
   Abstain..................................   173,409.959
   Total Shares Voted....................... 1,106,123.802

 5.4 Diversification

   Affirmative..............................   932,713.843
   Against..................................          .000
   Abstain..................................   173,409.959
   Total Shares Voted....................... 1,106,123.802

 5.5 Issuance Of Senior Securities

   Affirmative..............................   932,713.843
   Against..................................          .000
   Abstain..................................   173,409.959
   Total Shares Voted....................... 1,106,123.802

 5.6 Loans

   Affirmative..............................   932,713.843
   Against..................................          .000
   Abstain..................................   173,409.959
   Total Shares Voted....................... 1,106,123.802

 5.7 Real Estate

   Affirmative..............................   932,713.843
   Against..................................          .000
   Abstain..................................   173,409.959
   Total Shares Voted....................... 1,106,123.802

 Underwriting

   Affirmative..............................   932,713.843
   Against..................................          .000
   Abstain..................................   173,409.959
   Total Shares Voted....................... 1,106,123.802

 6. To Elect The Following As Trustees:
  Robert P. Condon

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Dr. Judith L. Craven

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  William F. Devin

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

--------------------------------------------------------------------------------

                                                                87
  Dr. Timothy J. Ebner

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Judge Gustavo E. Gonzales, Jr.

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Dr. Norman Hackerman

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Peter A. Harbeck

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Dr. John Wm. Lancaster

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Kenneth J. Lavery

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Ben H. Love

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Dr. John E. Maupin, Jr.

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

  Dr. F. Robert Paulsen

     Affirmative..........................   932,713.843
     Withhold.............................   173,409.959
     Total Shares Voted................... 1,106,123.802

Variable Product Series II: Money Market II Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative............................. 58,320,916.363
   Against.................................           .000
   Abstain.................................           .000
   TOTAL SHARES VOTED...................... 58,320,916.363

 3. To approve the Investment Sub-Advisory Agreement between VALIC and SunAmerica Asset Management Corp. as sub-adviser.

   Affirmative............................. 58,320,916.363
   Against.................................           .000
   Abstain.................................           .000
   TOTAL SHARES VOTED...................... 58,320,916.363

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1Borrowing

   Affirmative............................. 53,848,663.361
   Against.................................    254,534.061
   Abstain.................................  4,217,718.941
   TOTAL SHARES VOTED...................... 58,320,916.363

 5.2 Commodities

   Affirmative............................. 52,206,982.615
   Against.................................    254,534.061
   Abstain.................................  5,859,399.687
   TOTAL SHARES VOTED...................... 58,320,916.363

 5.3 Concentration

   Affirmative............................. 53,848,663.361
   Against.................................    254,534.061
   Abstain.................................  4,217,718.941
   TOTAL SHARES VOTED...................... 58,320,916.363

 5.4 Diversification

   Affirmative............................. 54,103,197.422
   Against.................................           .000
   Abstain.................................  4,217,718.941
   TOTAL SHARES VOTED...................... 58,320,916.363

 5.5 Issuance of Senior Securities

   Affirmative............................. 54,103,197.422
   Against.................................           .000
   Abstain.................................  4,217,718.941
   TOTAL SHARES VOTED...................... 58,320,916.363

 5.6 Loans

   Affirmative............................. 54,103,197.422
   Against.................................           .000
   Abstain.................................  4,217,718.941
   TOTAL SHARES VOTED...................... 58,320,916.363

 5.7 Real Estate

   Affirmative............................. 54,103,197.422
   Against.................................           .000
   Abstain.................................  4,217,718.941
   TOTAL SHARES VOTED...................... 58,320,916.363

 Underwriting

   Affirmative............................. 52,461,516.676
   Against.................................           .000
   Abstain.................................  5,859,399.687
   TOTAL SHARES VOTED...................... 58,320,916.363

-------------------------------------------------------------------------------

 88
 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Dr. Judith L. Craven

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  William F. Devin

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Dr. Timothy J. Ebner

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Judge Gustavo E. Gonzales, Jr.

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Dr. Norman Hackerman

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Peter A. Harbeck

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Dr. John Wm. Lancaster

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Kenneth J. Lavery

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Ben H. Love

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Dr. John E. Maupin, Jr.

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

  Dr. F. Robert Paulsen

     Affirmative......................... 58,320,916.363
     Withhold............................           .000
     TOTAL SHARES VOTED.................. 58,320,916.363

Variable Product Series II: Aggressive Growth Lifestyle Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 1,758,570.833
   Against..................................          .000
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 4. To approve the Investment Sub-Advisory Agreement between VALIC and AIG Global Investment Corp. as sub-adviser.

   Affirmative.............................. 1,758,570.833
   Against..................................          .000
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 5. To approve amended fundamental investment restrictions generally to: (a) delete restrictions that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental; and (b) to standardize the language of those restrictions that are still required to be fundamental.
 5.1Borrowing

   Affirmative.............................. 1,758,570.833
   Against..................................          .000
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 5.2 Commodities

   Affirmative.............................. 1,581,035.131
   Against..................................   177,535.702
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 5.3 Concentration

   Affirmative.............................. 1,758,570.833
   Against..................................          .000
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 5.4Diversification

   Affirmative.............................. 1,758,570.833
   Against..................................          .000
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 5.5 Issuance of Senior Securities

   Affirmative.............................. 1,758,570.833
   Against..................................          .000
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

-------------------------------------------------------------------------------

                                                                89
 5.6 Loans

   Affirmative.............................. 1,581,035.131
   Against..................................   177,535.702
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 5.7 Real Estate

   Affirmative.............................. 1,581,035.131
   Against..................................   177,535.702
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 Underwriting

   Affirmative.............................. 1,581,035.131
   Against..................................   177,535.702
   Abstain..................................   304,232.570
   Total shares voted....................... 2,062,803.403

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Dr. Judith L. Craven

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  William F. Devin

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Dr. Timothy J. Ebner

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Dr. Norman Hackerman

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Peter A. Harbeck

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Dr. John Wm. Lancaster

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Kenneth J. Lavery

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Ben H. Love

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

  Dr. F. Robert Paulsen

     Affirmative.......................... 2,062,803.403
     Withhold.............................          .000
     Total shares voted................... 2,062,803.403

Variable Product Series II: Moderate Growth Lifestyle Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 2,865,556.317
   Against..................................          .000
   Abstain..................................   295,808.271
   Total Shares Voted....................... 3,161,364.588

 4. To Approve The Investment Sub-Advisory Agreement Between VALIC And AIG Global Investment Corp. As Sub-Adviser.

   Affirmative.............................. 2,865,556.317
   Against..................................          .000
   Abstain..................................   295,808.271
   Total Shares Voted....................... 3,161,364.588

 5. To Approve Amended Fundamental Investment Restrictions Generally To: (A) Delete Restrictions That Are No Longer Required To Be Fundamental Due To Changes In Laws Or Which Otherwise Need Not Be Fundamental; And (B) To Standardize The Language Of Those Restrictions That Are Still Required To Be Fundamental.
 5.1 Borrowing

   Affirmative.............................. 2,882,197.259
   Against..................................          .000
   Abstain..................................   279,167.329
   Total Shares Voted....................... 3,161,364.588

 5.2 Commodities

   Affirmative.............................. 2,882,197.259
   Against..................................          .000
   Abstain..................................   279,167.329
   Total Shares Voted....................... 3,161,364.588

 5.3 Concentration

   Affirmative.............................. 2,882,197.259
   Against..................................          .000
   Abstain..................................   279,167.329
   Total Shares Voted....................... 3,161,364.588

-------------------------------------------------------------------------------

 90
 5.4 Diversification

   Affirmative.............................. 2,882,197.259
   Against..................................          .000
   Abstain..................................   279,167.329
   Total Shares Voted....................... 3,161,364.588

 5.5 Issuance Of Senior Securities

   Affirmative.............................. 2,882,197.259
   Against..................................          .000
   Abstain..................................   279,167.329
   Total Shares Voted....................... 3,161,364.588

 5.6 Loans

   Affirmative.............................. 2,882,197.259
   Against..................................          .000
   Abstain..................................   279,167.329
   Total Shares Voted....................... 3,161,364.588

 5.7 Real Estate

   Affirmative.............................. 2,882,197.259
   Against..................................          .000
   Abstain..................................   279,167.329
   Total Shares Voted....................... 3,161,364.588

 Underwriting

   Affirmative.............................. 2,882,197.259
   Against..................................          .000
   Abstain..................................   279,167.329
   Total Shares Voted....................... 3,161,364.588

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Dr. Judith L. Craven

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  William F. Devin

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Dr. Timothy J. Ebner

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Dr. Norman Hackerman

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Peter A. Harbeck

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Dr. John Wm. Lancaster

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Kenneth J. Lavery

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Ben H. Love

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

  Dr. F. Robert Paulsen

     Affirmative.......................... 3,161,364.588
     Withhold.............................          .000
     Total Shares Voted................... 3,161,364.588

Variable Product Series II: Conservative Growth Lifestyle Fund

 1. To approve the Investment Advisory Agreement between VALIC and NAFV II with respect to the Funds.

   Affirmative.............................. 1,887,108.628
   Against..................................          .000
   Abstain..................................    13,264.348
   Total Shares Voted....................... 1,900,372.976

 4. To Approve The Investment Sub-Advisory Agreement Between VALIC And AIG Global Investment Corp. As Sub-Adviser.

   Affirmative.............................. 1,887,108.628
   Against..................................          .000
   Abstain..................................    13,264.348
   Total Shares Voted....................... 1,900,372.976

 5. To Approve Amended Fundamental Investment Restrictions Generally To: (A) Delete Restrictions That Are No Longer Required To Be Fundamental Due To Changes In Laws Or Which Otherwise Need Not Be Fundamental; And (B) To Standardize The Language Of Those Restrictions That Are Still Required To Be Fundamental.

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

                                                                91
 5.1 Borrowing

   Affirmative.............................. 1,865,481.974
   Against..................................    34,425.198
   Abstain..................................       465.804
   Total Shares Voted....................... 1,900,372.976

 5.2 Commodities

   Affirmative.............................. 1,899,397.005
   Against..................................       510.167
   Abstain..................................       465.804
   Total Shares Voted....................... 1,900,372.976

 5.3 Concentration

   Affirmative.............................. 1,865,481.974
   Against..................................    34,425.198
   Abstain..................................       465.804
   Total Shares Voted....................... 1,900,372.976

 5.4 Diversification

   Affirmative.............................. 1,899,397.005
   Against..................................       510.167
   Abstain..................................       465.804
   Total Shares Voted....................... 1,900,372.976

 5.5 Issuance Of Senior Securities

   Affirmative.............................. 1,899,397.005
   Against..................................       510.167
   Abstain..................................       465.804
   Total Shares Voted....................... 1,900,372.976

 5.6 Loans

   Affirmative.............................. 1,899,397.005
   Against..................................       510.167
   Abstain..................................       465.804
   Total Shares Voted....................... 1,900,372.976

 5.7 Real Estate

   Affirmative.............................. 1,899,397.005
   Against..................................       510.167
   Abstain..................................          465.
   Total Shares Voted....................... 1,900,372.976

 Underwriting

   Affirmative.............................. 1,899,397.005
   Against..................................       510.167
   Abstain..................................       465.804
   Total Shares Voted....................... 1,900,372.976

 6. To elect the following as Trustees:
  Robert P. Condon

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Dr. Judith L. Craven

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  William F. Devin

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Dr. Timothy J. Ebner

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Judge Gustavo E. Gonzales, Jr.

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Dr. Norman Hackerman

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Peter A. Harbeck

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Dr. John Wm. Lancaster

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Kenneth J. Lavery

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Ben H. Love

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Dr. John E. Maupin, Jr.

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

  Dr. F. Robert Paulsen

     Affirmative.......................... 1,900,372.976
     Withhold.............................          .000
     Total Shares Voted................... 1,900,372.976

--------------------------------------------------------------------------------

 92             NORTH AMERICAN FUNDS VARIABLE PRODUCT SERIES II

BOARD OF TRUSTEES                                INDEPENDENT AUDITORS
Robert P. Condon                                 Ernst & Young LLP
Judith L. Craven                                 1221 McKinney Street
William F. Devin                                 Houston, Texas 77010
Timothy J. Ebner
Gustavo E. Gonzales, Jr.                         TRANSFER AND SHAREHOLDER
Norman Hackerman                                 SERVICE AGENT
Peter A. Harbeck                                 The Variable Annuity Life
John W. Lancaster                                Insurance Company (VALIC)
Ben H. Love                                      2929 Allen Parkway
John E. Maupin, Jr.                              Houston, Texas 77019

CUSTODIAN                                        OFFICERS
State Street Bank and Trust Company              Robert P. Condon,
225 Franklin Street                                Chairman and President
Boston, Massachusetts 02110                      Evelyn M. Curran,
                                                   Vice President
INVESTMENT ADVISER                               John Packs,
The Variable Annuity Life                          Vice President and
 Insurance Company                                 Senior Investment Officer
2929 Allen Parkway                               Nori L. Gabert,
Houston, Texas 77019                               Vice President and
                                                   Secretary
INVESTMENT SUB-ADVISERS                          Robert M. Zakem,
AIG Global Investment Corp.                        Vice President and
175 Water Street                                   Assistant Secretary
New York, New York 10038                         Donna Handel,
                                                   Vice President and
Banc One Investment Advisors Corporation           Assistant Treasurer
1111 Polaris Parkway                             Todd L. Spillane,
Columbus, Ohio 43271-0211                          Chief Compliance
                                                   Officer and Assistant
Credit Suisse Asset Management, LLC                Secretary
466 Lexington Avenue                             Gregory R. Kingston,
New York, New York 10017-3147                      Treasurer
                                                 Katherine Stoner,
Franklin Advisers, Inc.                            Assistant Secretary
One Franklin Parkway                             Kathryn A. Pearce,
San Mateo, California 94403-1906                   Assistant Treasurer
                                                 Donald H. Guire,
INVESCO Funds Group, Inc.                          Assistant Treasurer
7800 East Union Avenue
Denver, Colorado 80237

Putnam Investment Management, LLC
One Post Office Square
Boston, Massachusetts 02109

SSgA Funds Management, Inc.
2 International Place
Boston, Massachusetts 02110

SunAmerica Asset Management Corp.
722 Third Avenue
New York, New York 10017-3204

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

 This report is for the information of the shareholders and variable contract owners participating in the VALIC Company II (formerly North American Funds Variable Product Series II). It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

 If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

 "Standard & Poor's(R)", and "S&P 500(R)" are trademarks of Standard & Poor's Corporation. The Russell 2000(R) Index is a trademark/service mark of Frank Russell Trust Company. Russell(TM) is a trademark of the Frank Russell Company.

-------------------------------------------------------------------------------

Valic Company II                                           PRESORT
P.O. Box 3206                                                STD
Houston, Texas  77253-3206                               U.S. Postage
                                                            PAID
                                                        Permit No. 5721
                                                         Chicago, Ill





VL 11288 VER 02/02